[Logo of Marshall Funds]

The Marshall Funds Family

Annual Report

The Institutional Class of Shares
(Class I)

AUGUST 31, 2000

Marshall Money Market Fund

President’s Message	1

Commentary	2

Financial Information
Portfolio of Investments	3
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10

Directors & Officers	14

Marshall Funds Logo

Dear Marshall Funds Shareholder,

The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals. This is not just our opinion, but the key conclusion in Nobel Prize winning research and the practical conclusion of real world financial planning practitioners, including the large number of highly qualified investment professionals here at M&I.

Despite the importance of a long-term investment strategy that includes diversification as the foundation, there has been a growing emphasis in today’s marketplace on short-term approaches, many of them fostered by new technology allowing easy, daily trading capabilities. An active trader, in theory, must figure out not only when to get out of an under-performing investment, but also when to get back in before it goes up. The reality is, even experts cannot effectively “time the market.”

Rather than using the easy trading tools available today to attempt to chase returns, “jumping tracks” as you go, we suggest viewing your portfolio as a train pulled by several engines. Each asset class acts as an engine and takes turn pulling your portfolio toward your goal. Each will have its role and each will have its time. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the continuous power to help you meet financial challenges over time.

We are taking steps to reduce the negative effects caused by large investors executing market timing strategies within our Funds. The new prospectus for the Marshall Funds discloses a new 2% redemption fee on assets held less than 90 days. This fee has become commonplace in the industry to protect the interests of investors with long-term goals. The fee is retained by the Fund to offset some of the costs resulting from excessive trading activity. Clients of Marshall & Ilsley Trust Company, M&I Brokerage Services and 401(k) participants are not subject to the redemption fee.

As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance. The Marshall Funds family has clearly defined, true-to-style investment strategies that fit well with a broadly diversified asset allocation strategy. If you’d like more information about how to build a portfolio that is consistent with your long-term goals, please do not hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

Thank you for your investment in the Marshall Funds.

Sincerely,

/s/ John M. Blaser

John M. Blaser
President

1

Annual Report—Commentary
Marshall Money Market Fund
The Marshall Money Market Fund (the “Fund”) invests in high-quality, short-term money market instruments.* The Adviser uses a bottom-up approach, meaning that the Fund manager looks primarily at individual companies against the context of broader market factors.

Fund Performance
For the period from April 3, 2000 to August 31, 2000, the Fund provided a total return of 2.63%.** As of August 31, 2000, the Fund’s 7-day net yield was 6.58%.***

Fed Influence
The biggest news affecting the money market over the past twelve months was the Federal Reserve Board’s (the “Fed”) two rate hikes, with a 25 basis point lift in March followed by another 50 points in May. These actions were the biggest driver of money market rates, which peaked in May but have settled back somewhat since then as the Fed has chosen to stand pat.

Many observers are of the opinion that the Fed has completed its tightening activity, and that its next move may even be one to ease rates somewhat. We actually believe the Fed could remain on hold for quite a while. Although economic growth has slipped back from the torrid pace it has been on, the overall economy is still doing well. Consumers are spending less, but that doesn’t mean they’re spending little. While employment numbers and purchasing managers data are down from their peaks, we do not yet see signs of sufficient slippage to trigger a Fed easing. Overall, the markets seem somewhat uncertain in dealing with an environment in which the Fed could be inactive for an extended period of time.

Energy Prices Rising
Another factor the markets are contending with is the impact of increasing energy costs. Some participants are operating under the assumption that rising oil and natural gas prices will cut into corporate profits, hurt stock prices, and slow the economy, while others believe that rising energy prices will trigger higher inflation.

Until the impact of these costs has been fully worked out, their impact on the economy and inflation remains uncertain. It is hard for us to believe that they won’t have some lasting impact; transportation costs are a meaningful component of the price of just about every product people buy. Of course, one determinant of energy costs is just how much more oil OPEC is willing to pump. With winter coming, demand is set to move upward. If that winter proves to be harsh, demand could spike sharply—and if supply isn’t there to meet that demand, oil prices could go up equally steeply with impact resounding throughout the economy.

Looking Ahead
Our strategy still emphasizes floating-rate notes, which help to boost the Fund’s yield. In the prevailing environment, we find these issues attractive. As the Fund has enjoyed some asset growth, we have been able to commit more assets to this sector. The Fund’s maturity has shortened somewhat, to about 47 days. This reflects, however, how the reset features on floating-rate notes operate rather than a deliberate action. Going forward, we would like to go a little longer if we can find attractive one-year paper to add to the portfolio, but we don’t anticipate making any radical change to the Fund’s stance.

Sincerely,
/s/ Richard M. Rokus
Richard M. Rokus
Manager, Marshall Money Market Fund

[PHOTO OF RICHARD M. ROKUS]

FUND STATISTICS
As of 8/31/00

Institutional Class of Shares

7-day Net Yield***	6.58%
7-day Effective Yield***	6.79%
Average Dollar-Weighted Maturity	40.47 Days

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

**	Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the Fund’s current earnings.

***
The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

August 31, 2000
Portfolio of Investments

Money Market Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 2.7%
	Diversified — 2.7%
$10,000,000	CC (USA), Inc., 7.120%, 5/7/2001	$10,000,000
10,000,000	Centauri, 6.780%, 4/25/2001	10,000,000
15,000,000	Sigma Finance Corp., 6.960%, 4/3/2001	15,000,000
20,000,000	Sigma Finance Corp., Class A, 6.860%, 4/18/2001	20,000,000

	Total Asset-Backed Securities	55,000,000
	(1)Commercial Paper — 8.9%
	Advertising — 3.6%
73,882,000	Omnicom Finance, Inc., 6.540%-6.570%, 9/18/2000- 9/29/2000	73,600,047
	Broker/Dealers — 1.2%
25,000,000	Donaldson, Lufkin and Jenrette, Inc., 6.570%, 11/27/2000	24,603,062
	Diversified — 1.2%
25,000,000	Thames Asset Global, 6.570%, 10/23/2000	24,762,750
	Foreign Banks — 0.7%
15,000,000	Commerzbank AG, NY, 7.055%, 7/19/2001	14,996,880
	Short-Term Business Credit — 1.7%
35,000,000	Textron Financial Corp., 6.550%, 12/5/2000	34,395,034
	Utilities — 0.5%
10,500,000	NSTAR, 6.620%, 9/18/2000	10,467,176

	Total Commercial Paper	182,824,949
	Corporate Bonds — 9.2%
	Asset-Backed — 1.9%
20,000,000	Beta Finance, Inc., 6.630%, 1/23/2001	20,000,000
20,000,000	Beta Finance, Inc., 6.750%, 3/15/2001	20,000,000

	Total	40,000,000
	Personal Credit — 4.4%
75,000,000	American Honda Finance Corp., 6.730%, 1/22/2001	74,997,124
15,000,000	Ford Motor Credit Co., 7.020%, 10/10/2000	15,013,691

	Total	90,010,815
	Telecommunications — 2.9%
60,000,000	GTE Corp., 6.820%, 12/11/2000	59,987,074

	Total Corporate Bonds	189,997,889
	(2)Variable-Rate Notes — 69.2%
	Automotive — 0.7%
13,500,000	General Motors Acceptance Corp., 7.060%, 9/15/2000	13,509,138

Principal Amount	Description	Value

	(2)Variable-Rate Notes (continued)
	Banks — 15.0%
$25,000,000	Allfirst Bank, 6.704%, 10/26/2000	$24,997,841
50,000,000	Bank One Corp., 6.710%, 11/17/2000	49,999,051
25,000,000	Bank One Corp., 6.869%, 10/16/2000	25,015,685
14,650,000	Branch Banking & Trust Co., Wilson, 6.900%, 11/30/2000	14,658,041
8,350,000	Corestates Capital Corp., 6.740%, 10/10/2000	8,350,059
75,000,000	Fleet Boston Financial Corp., Series P, 6.708%, 9/13/2000	74,971,248
21,500,000	Huntington National Bank, 6.772%, 11/2/2000	21,505,836
75,000,000	SMM Trust, Series 1999A-1, 6.780%, 9/13/2000	75,000,000
15,000,000	Union Bank of California, 6.814%, 10/16/2000	15,000,162

	Total	309,497,923
	Broker/Dealers — 16.3%
75,000,000	Bank of America, 6.740%, 11/25/2000	75,000,000
75,000,000	Bear Stearns Cos., Inc., 6.690%, 9/1/2000	75,000,000
75,000,000	Goldman Sachs & Co., 6.793%, 9/11/2000	75,000,000
35,000,000	J.P. Morgan & Co., Inc., 6.630%, 9/1/2000	35,000,000
50,000,000	Merrill Lynch & Co., Inc., 6.690%, 10/12/2000	49,996,829
25,000,000	Merrill Lynch & Co., Inc., 6.829%, 10/3/2000	25,000,088

	Total	334,996,917
	Construction Equipment — 0.7%
15,000,000	Caterpillar Financial Services Corp., 6.784%, 11/5/2000	15,007,321
	Diversified Manufacturing — 1.2%
25,000,000	Danaher Corp., 6.621%, 9/1/2000	25,000,000
	Forest Products & Paper — 3.6%
75,000,000	Willamette Industries, Inc., 6.651%, 9/1/2000	75,000,000
	Insurance — 14.8%
40,000,000	American General Corp., 6.690%, 11/18/2000	40,000,000
40,000,000	Commonwealth Life Insurance, 6.920%, 9/1/2000	40,000,000
50,000,000	GE Life and Annuity Assurance Co., 6.800%, 10/20/2000	50,000,000
40,000,000	Jackson National Life Insurance Co., 6.710%, 11/1/2000	40,000,000
50,000,000	Metropolitan Life Insurance Co., 6.830%, 9/1/2000	50,000,000

(See Notes to Portfolio of Investments)
3

■ Marshall Funds

Money Market Fund (continued)

Principal Amount	Description	Value

	(2)Variable-Rate Notes (continued)
	Insurance (continued)
$10,000,000	Monumental Life Insurance Co., 6.830%, 10/2/2000	$10,000,000
25,000,000	Monumental Life Insurance Co., 6.850%, 10/2/2000	25,000,000
50,000,000	Travelers Insurance Co., 6.819%, 10/2/2000	50,000,000

	Total	305,000,000
	Other Consumer Non-Durables — 2.7%
55,000,000	Unilever Capital Corp., 6.649%, 9/7/2000	55,000,000
	Personal Credit — 8.9%
50,000,000	Associates Corp. of North America, 6.773%, 9/26/2000	50,000,000
20,000,000	Associates Corp. of North America, 6.780%, 11/27/2000	20,011,969
20,000,000	GMAC Australia Finance, 6.790%, 10/23/2000	20,004,550
15,000,000	GMAC Australia Finance, 6.963%, 10/30/2000	15,014,486
13,000,000	GMAC International Finance B.V., 6.781%, 11/13/2000	13,004,688
50,000,000	Household Finance Corp., 6.745%, 9/29/2000	50,000,000
15,000,000	Toyota Motor Credit Corp., 6.793%, 9/7/2000	14,999,796

	Total	183,035,489

Principal Amount	Description	Value

	(2)Variable-Rate Notes (continued)
	Short-Term Business Credit — 3.6%
$74,000,000	Heller Financial, Inc., 6.899%, 9/1/2000	$74,000,000
	Telecommunications — 1.7%
35,000,000	SBC Communications, Inc., 6.630%, 11/15/2000	34,997,607

	Total Variable-Rate Notes	1,425,044,395
	(3)Repurchase Agreement — 9.6%
197,422,935	Lehman Brothers, Inc., 6.580%, dated 8/31/2000, due 9/1/2000	197,422,935

	Total Investments (at amortized cost)	$2,050,290,168

(See Notes to Portfolio of Investments)
4
August 31, 2000
Notes to Portfolio of Investments
The categories of investments are shown as a percentage of net assets ($2,059,365,505).

(1)	Each issue shows the rate of discount at the time of purchase.

(2)	Current rate and next demand date shown.

(3)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on current market prices.

(See Notes which are an integral part of the Financial Statements)

5

August 31, 2000

Statement of Assets and Liabilities
Assets:
Investments in securities, at cost	$2,050,290,168
Cash	1,323
Income receivable	18,091,951
Receivable for capital stock sold	21,607,500

Total assets	2,089,990,942
Liabilities:
Payable for capital stock redeemed	21,374,611
Income distribution payable	8,161,382
Accrued expenses	1,089,444

Total liabilities	30,625,437

Total Net Assets	$2,059,365,505

Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Investor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$1.00
Offering Price Per Share	$1.00
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$1.00
Offering Price Per Share	$1.00
Institutional Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$1.00
Offering Price Per Share	$1.00
Net Assets:
Investor Class of Shares	$1,776,669,156
Advisor Class of Shares	140,787,319
Institutional Class of Shares	141,909,030

Total Net Assets	$2,059,365,505

Shares Outstanding:
Investor Class of Shares	1,776,669,156
Advisor Class of Shares	140,787,319
Institutional Class of Shares	141,909,030

Total shares outstanding ($0.0001 par value)	2,059,365,505

(See Notes which are an integral part of the Financial Statements)
6

Year Ended August 31, 2000
Statement of Operations
Investment Income:
Interest income	$116,146,806

Expenses:
Investment adviser fee	6,537,447
Shareholder services fees—
Investor Class of Shares	1,996,661
Advisor Class of Shares	156,946
Administrative fees	1,564,934
Custodian fees	210,206
Portfolio accounting fees	173,020
Transfer and dividend disbursing agent fees	219,219
Registration fees	130,873
Auditing fees	15,321
Legal fees	13,469
Printing and postage	50,816
Directors’ fees	5,455
Insurance premiums	195,975
Distribution services fees—
Institutional Class of Shares	411,943
Miscellaneous	21,710

Total expenses	11,703,995
Deduct —
Waiver of investment adviser fee	(3,064,714)

Net expenses	8,639,281

Net investment income	107,507,525

Change in net assets resulting from operations	$107,507,525

(See Notes which are an integral part of the Financial Statements)
7

Statement of Changes in Net Assets
	Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations —
Net investment income	$ 107,507,525	$ 85,982,103

Change in net assets resulting from operations	107,507,525	85,982,103

Distributions to Shareholders —
Distributions to shareholders from net investment income:
Investor Class of Shares	(97,455,147)	(80,923,709)
Advisor Class of Shares	(7,473,721)	(5,058,394)
Institutional Class of Shares	(2,578,657)	—

Change in net assets resulting from distributions to shareholders	(107,507,525)	(85,982,103)

Capital Stock Transactions —
Proceeds from sale of shares	6,665,307,146	6,113,374,930
Net asset value of shares issued to shareholders in payment of distributions declared	29,925,093	24,005,312
Cost of shares redeemed	(6,417,958,941)	(6,049,229,780)

Change in net assets resulting from capital stock transactions	277,273,298	88,150,462

Change in net assets	277,273,298	88,150,462
Net Assets:
Beginning of period	1,782,092,207	1,693,941,745

End of period	$ 2,059,365,505	$ 1,782,092,207

(See Notes which are an integral part of the Financial Statements)
8

Financial Highlights—Institutional Class of Shares

(For a share outstanding throughout the period)
Year ended August 31,	Net asset value, beginning of period	Net investment income	Distributions from net investment income	Net asset value, end of period	Total return(2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)
						Expenses	Net investment income	Expense waiver(4)
2000(1)	$1.00	0.03	(0.03)	$1.00	2.63%	0.24%(3)	6.51%(3)	0.05%(3)	$141,909

(1) Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Computed on an annualized basis.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

(See Notes which are an integral part of the Financial Statements)
9

Notes to Financial Statements

August 31, 2000

1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Money Market Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment the objective of the Fund is current income consistent with stability of principal.

        Effective April 3, 2000, the Fund began offering Institutional Class of Shares in addition to the Investor Class of Shares and Advisor Class of Shares previously offered. The Financial Highlights of Investor Class of Shares and Advisor Class of Shares of the Funds are presented in separate annual reports.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Federal Taxes—It is the Fund’s policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

        When-Issued and Delayed Delivery Transactions—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Other—Investment transactions are accounted for on a trade date basis.

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2000, the capital paid-in for the Fund was 2,059,365,505.

■ Marshall Funds

        Transactions in capital stock were as follows:

	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	5,541,237,519	$ 5,541,237,519	5,558,732,228	$ 5,558,732,228
Shares issued to shareholders in payment of distributions declared	22,531,652	22,531,652	19,002,349	19,002,349
Shares redeemed	(5,450,839,932)	(5,450,839,932)	(5,502,811,648)	(5,502,811,648)

Net change resulting from Investor Class of Shares transactions	112,929,239	$ 112,929,239	74,922,929	$ 74,922,929

	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	675,776,335	$675,776,335	554,642,702	$554,642,702
Shares issued to shareholders in payment of distributions declared	7,393,438	7,393,438	5,002,963	5,002,963
Shares redeemed	(660,734,744)	(660,734,744)	(546,418,132)	(546,418,132)

Net change resulting from Advisor Class of Shares transactions	22,435,029	$ 22,435,029	13,227,533	$ 13,227,533

	Period Ended August 31, 2000(1)		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold	448,293,292	$448,293,292	—	$ —
Shares issued to shareholders in payment of distributions declared	3	3	—	—
Shares redeemed	(306,384,265)	(306,384,265)	—	—

Net change resulting from Institutional Class of Shares transactions	141,909,030	141,909,030	—	—

Net change resulting from Fund Share transactions	277,273,298	$277,273,298	88,150,462	$88,150,462

(1)	For the period from April 3, 2000 (start of performance) to August 31, 2000.

4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.15% of the Fund’s average daily net assets. Effective April 3, 2000, the Adviser changed its fee from 0.50% to 0.15%. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

        Administrative Fee—Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period. Effective January 1, 2000, Marshall & Ilsley (“M&I”) Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. All fees of the sub-administrator will be paid by M&I Trust Company, and not by the Fund.

Notes to Financial Statements (continued)

        Effective September 15, 2000, M&I Trust changed its administrative fee based on each Fund’s average daily net assets as follows:

Maximum Fee	Fund’s ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

        Transfer and Dividend Disbursing Agent Fees and Expenses—Federated Services Company (“FServ”), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—M&I Trust Company is the Fund’s custodian. M&I Trust Company receives fees based on the level of the Fund’s average daily net assets for the period.

        General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors
To the Board of Directors and Shareholders of
The Marshall Funds, Inc.:

        We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Marshall Money Market Fund (the “Fund”) (a portfolio of The Marshall Funds, Inc.), as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall Money Market Fund, at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

October 13, 2000
Boston, Massachusetts

13

Directors	Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

14

[Logo of Marshall Funds]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348

1-800-236-FUND (3863) or 414-287-8595
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor 25800 (10/00)

953-295Y

  [Logo of Marshal Funds]

The Marshall Funds Family

Annual Report

The Institutional Class of Shares
(Class I)

AUGUST 31, 2000

Marshall International Stock Fund

President’s Message	1

Commentary	2

Financial Information
Portfolio of Investments	4
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

Directors & Officers	16

Marshall Funds Logo

Dear Marshall Funds Shareholder,

The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals. This is not just our opinion, but the key conclusion in Nobel Prize winning research and the practical conclusion of real world financial planning practitioners, including the large number of highly qualified investment professionals here at M&I.

Despite the importance of a long-term investment strategy that includes diversification as the foundation, there has been a growing emphasis in today’s marketplace on short-term approaches, many of them fostered by new technology allowing easy, daily trading capabilities. An active trader, in theory, must figure out not only when to get out of an under-performing investment, but also when to get back in before it goes up. The reality is, even experts cannot effectively “time the market.”

Rather than using the easy trading tools available today to attempt to chase returns, “jumping tracks” as you go, we suggest viewing your portfolio as a train pulled by several engines. Each asset class acts as an engine and takes turn pulling your portfolio toward your goal. Each will have its role and each will have its time. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the continuous power to help you meet financial challenges over time.

We are taking steps to reduce the negative effects caused by large investors executing market timing strategies within our Funds. The new prospectus for the Marshall Funds discloses a new 2% redemption fee on assets held less than 90 days. This fee has become commonplace in the industry to protect the interests of investors with long-term goals. The fee is retained by the Fund to offset some of the costs resulting from excessive trading activity. Clients of Marshall & Ilsley Trust Company, M&I Brokerage Services and 401(k) participants are not subject to the redemption fee.

As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance. The Marshall Funds family has clearly defined, true-to-style investment strategies that fit well with a broadly diversified asset allocation strategy. If you’d like more information about how to build a portfolio that is consistent with your long-term goals, please do not hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

Thank you for your investment in the Marshall Funds.

Sincerely,
John M. Blaser
President

1

Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.† The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the 12 months ended August 31, 2000, the Fund provided a total return of 28.34%,* compared with a total return of 9.55% by the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE) and 18.06% for the Lipper International Funds Index (LIFI).**

Tech Takes a Hit
Most notable over the past twelve months was the selloff in technology stocks. Telecommunications stocks in particular were troubled as concerns arose about the growth of future demand for cellular service—concerns that were far from the market’s mind just a few months earlier. It has become less clear that companies will be repaid for the significant expense of building wireless infrastructure—and those doubts coupled with high valuations sparked a steep fall.

To contend with this changing environment, we have cut our formerly overweighted position in technology to an underweighting. In taking a more defensive posture, we have allocated more assets to consumer staples, financials, health care, and energy stocks. These weightings bring the Fund’s portfolio more in line with those of the index. While our tech overweighting proved somewhat problematic during the correction, earlier it was responsible for powerful returns that contributed to the Fund’s outperformance for the year.

We have certainly not abandoned tech companies, but have shifted our focus away from cellular stocks and toward corporate technology—those firms that help companies build their networks, improve security, and enhance productivity.

What’s Ahead?
Overall, international markets are shifting away from a high-growth orientation to a more fundamental approach. This somewhat more defensive stance reflects that there are now more questions looming over international markets, including how fast economies will slow, what impact economic slowing will have on corporate profitability, and what impact currency issues will have.

Given the uncertainty of sustained economic growth, investing in areas where demand for products is more certain is an appropriate strategy. We’re finding attractive health-care stocks (such as generic-drug leader Teva Pharmaceuticals), as well as financial stocks (such as Alleanza) that are responding to European nations’ move toward self-directed retirement programs. Even in a slowing economic environment, such firms appear poised for good relative performance.

Sincerely,
/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund

[PHOTO OF DANIEL R. JAWORSKI]

2

■ Marshall International Stock Fund

SECTOR DIVERSIFICATION
(As a % of portfolio assets)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	15.0%	14.6%
Consumer Durables	0.4%	3.5%
Consumer Non-Durables	24.2%	29.6%
Energy	6.8%	6.8%
Financial	27.1%	19.6%
Raw Materials/Intermediate Goods	1.1%	5.2%
Technology	1.0%	4.3%
Telecommunications	20.8%	12.9%
Transportation	0.0%	2.9%
Utilities	1.7%	0.6%
US Treasury Bill	0.0%	0.0%
Repurchase Agreements	1.9%	0.0%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

Nortel Networks Corp.	3.68%
Alcatel	3.01%
ING Group N.V.	2.71%
HSBC Holdings PLC	2.66%
NTT DoCoMo. Inc.	2.51%
Nomura Securities Co., Ltd.	2.31%
BP Amoco PLC	2.27%
Telefonaktiebolaget LM Ericsson AB	2.25%
Amvescap PLC	2.18%
Smith Kline Beecham Corp.	1.81%

COUNTRY ALLOCATIONS
2000 vs 1999
(As a % of portfolio holdings)

Country	8/31/00	8/31/99

Belgium	0.5%	0.0%
Denmark	1.2%	0.0%
Finland	1.5%	3.5%
France	12.8%	7.4%
Germany	2.2%	6.6%
Great Britain	18.8%	15.7%
Ireland	0.8%	1.7%
Italy	2.2%	0.5%
Netherlands	8.1%	9.8%
Spain	1.4%	3.1%
Sweden	3.9%	2.4%
Switzerland	7.1%	5.0%

Total Europe	60.5%	55.7%
Israel	2.5%	1.1%

Total Middle East	2.5%	1.1%
Canada	9.6%	2.9%
Mexico	1.1%	1.3%
United States	6.1%	3.8%

Total North America	16.8%	8.1%
Australia	2.0%	2.5%
Hong Kong	1.9%	3.3%
Japan	14.4%	24.2%
Korea	0.4%	2.5%
Singapore	1.5%	2.6%

Total Pacific Rim	20.0%	35.1%
Brazil	0.2%	0.0%

Total South America	0.2%	0.0%

Total	100.0%	100.0%

AVERAGE ANNUAL
TOTAL RETURN
As of 8/31/00

	Fund	EAFE	LIFI

1-year	28.34%	9.55%	18.06%

[Graphic Representation Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Institutional Class of Shares of the Fund
from inception on September 1, 1999 to August 31, 2000, compared to the EAFE and the LIFI.**

†	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

Portfolio of Investments

International Stock Fund

Shares	Description	Value

	Common Stocks — 96.7%
	Australia — 1.9%
	Banks — 0.9%
314,200	National Australia Bank Ltd., Melbourne	$4,602,060
	Commercial Services — 1.0%
173,040	Brambles Industries Ltd.	4,910,148

	Total Australia	9,512,208
	Belgium — 0.5%
	Banks — 0.5%
17,000	Dexia	2,407,135
	Brazil — 0.2%
	Aerospace & Defense — 0.2%
32,500	(1)Embraer — Empresa Brasileira de Aeronautica SA, ADR	887,656
	Canada — 9.5%
	Banks — 1.6%
87,900	Royal Bank of Canada, Montreal	5,144,419
86,400	Toronto — Dominion Bank	2,468,152

	Total	7,612,571
	Computer Services — 0.7%
30,300	(1)Cognos, Inc.	1,308,581
58,000	Thomson Corp.	2,241,984

	Total	3,550,565
	Electronics — 2.0%
31,000	(1)C-MAC Industries, Inc.	2,222,312
97,100	(1)Celestica, Inc.	7,585,938

	Total	9,808,250
	Manufacturing — 1.5%
443,600	Bombardier, Inc., Class B	7,323,016
	Telecommunications — 3.7%
220,000	Nortel Networks Corp.	17,943,750

	Total Canada	46,238,152
	Denmark — 1.2%
	Pharmaceuticals & Health Care — 0.9%
21,200	Novo-Nordisk AS, Class B	4,304,684
	Utilities — Electric — 0.3%
32,100	(1)Vestas Wind Systems AS	1,425,919

	Total Denmark	5,730,603
	Finland — 1.5%
	Telecommunications — 1.5%
158,800	Nokia Oyj, Class A, ADR	7,136,075
	France — 12.6%
	Banks — 1.8%
48,600	BNP Paribas SA	4,465,472
75,400	Societe Generale, Paris	4,464,656

	Total	8,930,128
	Beverages & Foods — 1.7%
58,500	Groupe Danone	7,987,355
	Broadcasting — 0.5%
35,000	TF1 — TV Francaise	2,550,950
	Domestic & International Oil — 1.5%
49,400	Total Fina SA, Class B	7,328,147
	Insurance — 1.5%
52,619	Axa	7,488,018
	Leisure & Recreation — 0.3%
20,700	LVMH	1,606,100
	Manufacturing — 0.8%
52,600	Schneider SA	3,875,740

Shares	Description	Value

	Common Stocks (continued)
	France (continued)
	Pharmaceuticals & Health Care — 0.7%
47,600	Aventis SA	$3,570,709
	Retail — 0.5%
30,600	Carrefour SA	2,230,259
	Semi-Conductor — 0.3%
20,800	STMicroelectronics NV	1,274,099
	Telecommunications — 3.0%
179,900	Alcatel	14,700,961

	Total France	61,542,466
	Germany — 2.1%
	Chemicals — 0.2%
30,200	Bayer AG	1,273,478
	Insurance — 1.1%
9,600	Allianz AG Holding	3,234,252
7,800	Muenchener Rueckversicherungs- Gesellschaft AG	2,138,894

	Total	5,373,146
	Manufacturing — 0.8%
23,300	Siemens AG	3,733,567

	Total Germany	10,380,191
	Hong Kong — 1.9%
	Diversified — 0.5%
163,300	Hutchison Whampoa Ltd.	2,303,244
	Telecommunications — 1.4%
900,000	(1)China Mobile (Hong Kong) Ltd.	6,923,965

	Total Hong Kong	9,227,209
	Ireland — 0.8%
	Pharmaceuticals & Health Care — 0.8%
67,000	(1)Elan Corp. PLC, ADR	3,906,938
	Israel — 2.5%
	Computer Services — 1.0%
31,600	(1)Check Point Software Technologies Ltd.	4,607,675
	Pharmaceuticals & Health Care — 1.5%
123,700	Teva Pharmaceutical Industries Ltd., ADR	7,499,313

	Total Israel	12,106,988
	Italy — 2.2%
	Banks — 0.9%
777,300	Banca Intesa SPA	3,326,033
68,000	Istituto Bancario San Paolo di Torino	1,206,133

	Total	4,532,166
	Insurance — 1.0%
371,550	Alleanza Assicurazioni	4,611,214
	Telecommunications — 0.3%
181,300	Telecom Italia Mobile SPA	1,570,863

	Total Italy	10,714,243
	Japan — 14.2%
	Chemicals — 0.4%
36,000	Shin-Etsu Chemical Co., Ltd.	1,768,777
	Electronics — 2.2%
287,000	NEC Corp.	8,207,689
60,000	Pioneer Electronic Corp.	2,531,646

	Total	10,739,335
	Financial Services — 2.9%
482,000	Nomura Securities Co., Ltd.	11,276,043
70,000	Toyota Motor Credit Corp.	3,045,476

	Total	14,321,519
(See Notes to Portfolio of Investments)

August 31, 2000

■   Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Japan (continued)
	Household Product/Wares — 1.0%
32,500	Sony Corp.	$3,626,348
11,000	Sony Corp., ADR	1,256,750

	Total	4,883,098
	Office Products — 0.4%
40,000	Canon, Inc.	1,789,030
	Pharmaceuticals & Health Care — 1.8%
120,000	Chugai Pharmaceutical Co., Ltd.	2,137,834
49,000	Eisai Co. Ltd.	1,479,419
90,000	Fujisawa Pharmaceutical Co., Ltd.	3,063,291
39,000	Takeda Chemical Industries, Ltd.	2,307,455

	Total	8,987,999
	Retail — 0.5%
16,200	Fast Retailing Co., Ltd.	2,602,785
	Technology — 0.8%
116,000	Fujitsu Ltd.	3,360,900
900	Keyence Corp.	298,734

	Total	3,659,634
	Telecommunications — 2.8%
10,000	Matsushita Communication Industrial Co., Ltd.	1,383,029
464	NTT DoCoMo, Inc.	12,268,918

	Total	13,651,947
	Utilities — Electric — 1.4%
209,000	Furukawa Electric Co., Ltd.	6,721,707

	Total Japan	69,125,831
	Korea — 0.3%
	Electronics — 0.3%
7,100	Samsung Electronics Co.	1,751,387
	Mexico — 1.1%
	Banks — 0.8%
777,700	Grupo Financiero Banamex Accival, SA de CV, Class O	3,972,600
	Diversified — 0.3%
27,800	(1)Fomento Economico Mexicano, SA de CV, ADR	1,266,638

	Total Mexico	5,239,238
	Netherlands — 8.0%
	Beverages & Foods — 1.7%
86,500	Koninklijke Ahold NV	2,443,470
115,500	Koninklijke Numico NV	5,834,250

	Total	8,277,720
	Chemicals — 0.5%
50,400	Akzo Nobel NV	2,228,630
	Domestic & International Oil — 1.6%
129,200	Royal Dutch Petroleum Co.	7,856,767
	Electronics — 0.6%
55,397	Koninklijke (Royal) Philips Electronics NV	2,694,993
	Financial Services — 3.2%
79,200	Fortis NV	2,437,641
197,800	ING Group NV	13,240,013

	Total	15,677,654
	Insurance — 0.2%
29,300	Aegon NV	1,141,887
	Technology — 0.2%
23,600	Qiagen NV	1,127,159

	Total Netherlands	39,004,810

Shares	Description	Value

	Common Stocks (continued)
	Singapore — 1.3%
	Electronics — 1.3%
79,400	(1)Flextronics International Ltd.	$6,615,013
	Spain — 1.4%
	Banks — 0.5%
228,800	Banco Santander Central Hispano SA	2,457,719
	Telecommunications — 0.9%
229,516	Telefonica SA	4,401,062

	Total Spain	6,858,781
	Sweden — 3.8%
	Banks — 1.6%
352,600	Nordbanken Holding AB	2,446,588
316,500	Svenska Handelsbanken AB, Class A	5,230,407

	Total	7,676,995
	Telecommunications — 2.2%
544,000	Telefonaktiebolaget LM Ericsson AB	10,978,199

	Total Sweden	18,655,194
	Switzerland — 7.0%
	Banks — 0.9%
21,100	Credit Suisse Group	4,408,955
	Beverages & Foods — 1.5%
3,380	Nestle SA	7,283,881
	Building Materials — 0.2%
900	Holderbank Financiere Glarus AG, Class B	1,062,744
	Manufacturing — 0.9%
40,100	(1)ABB Ltd.	4,460,370
	Pharmaceuticals & Health Care — 1.3%
4,250	Novartis AG	6,426,234
	Services — 0.3%
1,970	Adecco SA	1,509,730
	Retail — 1.9%
1,220	Compagnie Financiere Richemont AG	3,454,799
3,850	The Swatch Group AG, Class B	5,470,006

	Total	8,924,805

	Total Switzerland	34,076,719
	United Kingdom — 18.5%
	Aerospace & Defense — 0.9%
144,700	BAA PLC	1,154,859
534,500	British Aerospace PLC	3,327,381

	Total	4,482,240
	Banks — 3.7%
902,400	HSBC Holdings PLC	12,976,880
279,000	Royal Bank of Scotland PLC, Edinburgh	5,036,423

	Total	18,013,303
	Beverages & Foods — 0.4%
265,800	Diageo PLC	2,267,931
	Domestic & International Oil — 2.3%
1,209,900	BP Amoco PLC	11,069,605
	Financial Services — 2.2%
498,789	Amvescap PLC	10,639,758
	Household Product/Wares — 0.5%
193,000	Reckitt Benckiser PLC	2,302,113
	Insurance — 0.9%
352,900	(1)Allied Zurich PLC	4,319,509
	Multimedia — 0.3%
48,473	Pearson PLC	1,399,750
(See Notes to Portfolio of Investments)

Portfolio of Investments

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	United Kingdom (continued)
	Pharmaceuticals & Health Care — 2.2%
678,800	Smithkline Beecham Corp.	$8,840,439
38,000	AstraZeneca Group PLC	1,731,454

	Total	10,571,893
	Retail — 0.2%
171,200	Kingfisher PLC	1,242,142
	Services — 1.0%
352,800	WPP Group PLC	5,006,855
	Telecommunications — 3.4%
478,700	Marconi PLC	8,488,524
2,033,921	Vodafone Group PLC	8,212,336

	Total	16,700,860
	Tobacco — 0.5%
401,000	British American Tobacco PLC	2,577,779

	Total United Kingdom	90,593,738
	United States — 4.2%
	Electrical Equipment — 0.8%
66,000	Tyco International Ltd.	3,762,000
	Electronics — 0.3%
6,700	(1)PMC-Sierra, Inc.	1,581,200

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	United States (continued)
	Oil Services — 1.3%
109,400	Transocean Sedco Forex, Inc.	$6,536,650
	Insurance — 0.5%
43,600	Aflac, Inc.	2,354,400
	Telecommunications — 1.3%
16,000	(1)Amdocs Ltd.	1,143,000
57,300	(1)Comverse Technology, Inc.	5,268,019

	Total	6,411,019

	Total United States	20,645,269

	Total Common Stocks (identified cost $407,422,987)	472,355,844
	(2)Repurchase Agreement — 1.8%
$8,930,000	State Street Corp., 5.25%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	8,930,000

	Total Investments (identified cost $416,352,987)(3)	$481,285,844

The categories of investments are shown as a percentage of net assets ($488,346,398) at August 31, 2000.

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices.

(3)
The cost of investments for federal tax purposes amounts to $420,925,161. The net unrealized appreciation of investments on a federal tax basis amounts to $60,360,683 which is comprised of $66,193,623 appreciation and $5,832,940 depreciation at August 31, 2000.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

(See Notes to Portfolio of Investments)
6

August 31, 2000
Statement of Assets and Liabilities
Assets:
Investments in securities, at value (identified cost $416,352,987 and tax cost $420,925,161)	$481,285,844
Cash	807
Cash denominated in foreign currencies (at cost $2,082,016)	2,074,031
Income receivable	1,070,518
Receivable for investments sold	7,029,843
Receivable for capital stock sold	4,273,188

Total assets	495,734,231
Liabilities:
Payable for capital stock redeemed	83,456
Payable for investments purchased	6,549,348
Net payable for foreign currency exchange contracts	36,647
Accrued expenses	718,382

Total liabilities	7,387,833

Total Net Assets	$488,346,398

Net Assets Consist of:
Paid-in-capital	$383,036,273
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currency	64,881,605
Accumulated net realized gain on investments and foreign currency transactions	44,246,338
Net investment loss	(3,817,818)

Total Net Assets	$488,346,398

Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Investor Shares:
Net Asset Value and Redemption Proceeds Per Share ($351,242,124 ÷ 21,509,651 shares outstanding)	$16.33
Offering Price Per Share	$16.33
Advisor Shares:
Net Asset Value and Redemption Proceeds Per Share ($2,183,924 ÷ 133,773 shares outstanding)	$16.33
Offering Price Per Share (100/94.25 of $16.33) [1]	$17.33
Institutional Shares:
Net Asset Value and Redemption Proceeds Per Share ($134,920,350 ÷ 8,250,305 shares outstanding)	$16.35
Offering Price Per Share	$16.35

(1) See “How to Buy Shares” in the Prospectus.
(See Notes which are an integral part of the Financial Statements)
7

Year Ended August 31, 2000

Statement of Operations

Investment Income:
Interest income	$ 1,297,587
Dividend income (net of foreign taxes withheld $582,794)	3,381,139

Total income	4,678,726
Expenses:
Investment adviser fee	4,199,792
Directors’ fees	5,455
Administrative fees	367,568
Custodian fees	255,136
Portfolio accounting fees	133,692
Transfer and dividend disbursing agent fees	216,293
Shareholder services fees—Investor Class of Shares	828,210
Shareholder services fees—Advisor Class of Shares	2,969
Registration fees	67,712
Auditing fees	17,321
Legal fees	8,124
Printing and postage	36,719
Distribution services fees—Advisor Class of Shares	2,969
Insurance premiums	1,525
Miscellaneous	27,538

Total expenses	6,171,023
Deduct —
Waiver of investment adviser fee	(70,001)
Waiver of shareholder services fees—Advisor Class of Shares	(2,969)

Total Waivers	(72,970)
Net expenses	6,098,053

Net operating loss	(1,419,327)
Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investment transactions	48,386,644
Net realized gain on foreign currency contracts	42,214
Net change in unrealized appreciation on investments and foreign currency translation	34,520,660

Net realized and unrealized gain on investments and foreign currency	82,949,518

Change in net assets resulting from operations	$81,530,191

(See Notes which are an integral part of the Financial Statements)
8

Statement of Changes in Net Assets
	Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations —
Net investment income (net operating loss)	$ (1,419,327)	$ 1,470,281
Net realized gain on investment transactions	48,386,644	27,402,838
Net realized loss on foreign currency contracts	42,214	(1,420,206)
Net change in unrealized appreciation of investments and foreign currency translation	34,520,660	21,406,193

Change in net assets resulting from operations	81,530,191	48,859,106

Distributions to Shareholders —
Distributions to shareholders from net investment income
Investor Class of Shares	(2,733,118)	(4,598,552)
Advisor Class of Shares	(8,249)	—
Institutional Class of Shares	(820,442)	—
Distributions to shareholders from net realized gain on investments and foreign currency transactions
Investor Class of Shares	(22,694,282)	—
Advisor Class of Shares	(67,987)	—
Institutional Class of Shares	(6,274,748)	—

Change in net assets resulting from distributions to shareholders	(32,598,826)	(4,598,552)

Capital Stock Transactions —
Proceeds from sale of shares	947,444,950	220,340,936
Net asset value of shares issued to shareholders in payment of distributions declared	30,622,693	2,562,588
Cost of shares redeemed	(809,396,336)	(221,668,862)

Change in net assets resulting from capital stock transactions	168,671,307	1,234,662

Change in net assets	217,602,672	45,495,216
Net Assets:
Beginning of period	270,743,726	225,248,510

End of period (including net investment loss of $(3,817,818) and $(129,507), respectively)	$488,346,398	$270,743,726

(See Notes which are an integral part of the Financial Statements)
9

Financial Highlights—Institutional Class of Shares

(For a share outstanding throughout the period)
Period ended August 31,	Net asset value, beginning of period	Net operating loss		Net realized and unrealized gain on investments and foreign currency	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(3)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
											Expenses	Net operating loss	Expense waiver(4)
2000(1)	$13.83	(0.02	)(2)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%	(0.12%)	0.02%	$134,920	225%

(1) Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.

(2) Per share information is based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.
(See Notes which are an integral part of the Financial Statements)
10

Notes to Financial Statements
August 31, 2000

1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios. The financial statements included herein are only those of Marshall International Stock Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

        Effective September 1, 1999, the Fund began offering Institutional Shares of Shares in addition to the Investor Class of Shares and Advisor Class of Shares previously offered. The Financial Highlights of Investor Class of Shares and Advisor Class of Shares of the Fund are presented in separate annual reports.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser or sub-advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expense of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Reclassification—Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and net operating losses. Amounts as of August 31, 2000 have been reclassed to reflect the following:

Increase (Decrease)

Paid-In-Capital	Accumulated Net Realized Loss	Undistributed Net Investment Income
$22	$(1,296,752)	$1,296,730

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

        Federal Taxes—It is the Fund’s policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

        Additionally, $3,817,818 of net capital currency losses attributable to security transactions incurred after October 31, 1999 are treated as arising on September 1, 2000, the first day of the Fund’s next taxable year.

■ Marshall Funds

        When-Issued and Delayed Delivery Transactions—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2000, the Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
9/1/00	1,692,362 Danish Krone	$ 203,165	$ 201,546	$ (1,619)
9/1/00	798,031 British Pound Sterling	1,179,091	1,158,024	(21,067)
9/1/00	456,558,029 Japanese Yen	4,379,250	4,365,289	(13,961)

Net Unrealized Depreciation on Foreign Exchange Contracts				$(36,647)

        Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

        Other—Investment transactions are accounted for on a trade date basis.

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2000, the capital paid-in was $383,036,273.

        Transactions in capital stock were as follows:

	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	48,985,409	$812,145,186	16,904,131	$219,918,981
Shares issued to shareholders in payment of distributions declared	1,321,710	23,685,001	201,461	2,562,588
Shares redeemed	(48,338,103)	(797,167,098)	(17,084,034)	(221,667,677)

Net change resulting from Investor Class of Shares transactions	1,969,016	$ 38,663,089	21,558	$ 813,892

Notes to Financial Statements (continued)

	Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	108,079	$1,787,392	31,064	$421,955
Shares issued to shareholders in payment of distributions declared	4,262	76,381	—	—
Shares redeemed	(9,546)	(148,319)	(86)	(1,185)

Net change resulting from Advisor Class of Shares transactions	102,795	$1,715,454	30,978	$420,770

	Year Ended August 31, 2000(2)		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold	8,573,513	$133,512,372	—	$ —
Shares issued to shareholders in payment of distributions declared	382,886	6,861,311	—	—
Shares redeemed	(706,094)	(12,080,919)	—	—

Net change resulting from Institutional Class of Shares transactions	8,250,305	$128,292,764	—	$ —

Net change resulting from Fund Share transactions	10,322,116	$168,671,307	52,536	$1,234,662

(1)	For the period from December 31, 1998 (start of performance) to August 31, 1999.
(2)	For the period from September 1, 1999 (start of performance) to August 31, 2000.

4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 1.00% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

        The Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of the Fund.

        Administrative Fee—Prior to January 1, 2000, Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provided the Fund with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period. Effective January 1, 2000, Marshall & Ilsley (“M&I”) Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. Also effective January 1, 2000, FAS became the Fund’s sub-administrator. All fees of the sub-administrator will be paid by MFIS and not by the Fund.

        Effective September 15, 2000, M&I Trust changed its administrative fee based on each Fund’s average daily net assets as follows:

Maximum Fee	Fund’s ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

        Distribution Services Fee—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund’s Advisor Class. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Fund’s Advisor Class annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), the Fund will pay MFIS up to 0.25% of average daily net assets of the Funds’ Investor Class and Advisor Class for the period. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion.

        Transfer and Dividend Disbursing Agent Fees and Expenses—Federated Services Company (“FServ”), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—Marshall & Ilsley Trust Company is the Fund’s custodian. M&I Trust Company receives fees based on the level of the Fund’s average daily net assets for the period.

        General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5.    Investment Transactions

        Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2000, were as follows:

Purchases	$1,008,688,409
Sales	$ 886,098,741

Report of Ernst & Young LLP, Independent Auditors
To the Board of Directors and Shareholders of
The Marshall Funds, Inc.:

        We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Marshall International Stock Fund (the “Fund”) (a portfolio of The Marshall Funds, Inc.), as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marshall International Stock Fund at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

October 13, 2000
Boston, Massachusetts

15

Directors	Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

Notes

 [Logo of Marshal Funds]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348

1-800-236-FUND (3863) or 414-287-8595
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

Federated Securities Corp., Distributor 25801 (10/00)

953-295Y

  [Logo of Marshal Funds]

The Marshall Funds Family

Annual Report

The Advisor Class of Shares
(Class A)

AUGUST 31, 2000

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Money Market Fund

President’s Message	1

Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Money Market Fund	18

Financial Information
Portfolio of Investments	19
Marshall Equity Income Fund	19
Marshall Large-Cap Growth & Income Fund	21
Marshall Mid-Cap Value Fund	22
Marshall Mid-Cap Growth Fund	23
Marshall Small-Cap Growth Fund	24
Marshall International Stock Fund	25
Marshall Government Income Fund	28
Marshall Intermediate Bond Fund	29
Marshall Money Market Fund	31
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	42

Directors & Officers	52

[T HIS PAGE INTENTIONALLY LEFT BLANK]

[Graphic Representation Omitted - See Appendix]

Dear Marshall Funds Shareholder,

The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals. This is not just our opinion, but the key conclusion in Nobel Prize winning research and the practical conclusion of real world financial planning practitioners, including the large number of highly qualified investment professionals here at M&I.

Despite the importance of a long-term investment strategy that includes diversification as the foundation, there has been a growing emphasis in today’s marketplace on short-term approaches, many of them fostered by new technology allowing easy, daily trading capabilities. An active trader, in theory, must figure out not only when to get out of an under-performing investment, but also when to get back in before it goes up. The reality is, even experts cannot effectively “time the market.”

Rather than using the easy trading tools available today to attempt to chase returns, “jumping tracks” as you go, we suggest viewing your portfolio as a train pulled by several engines. Each asset class acts as an engine and takes turn pulling your portfolio toward your goal. Each will have its role and each will have its time. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the continuous power to help you meet financial challenges over time.

We are taking steps to reduce the negative effects caused by large investors executing market timing strategies within our Funds. The new prospectus for the Marshall Funds discloses a new 2% redemption fee on assets held less than 90 days. This fee has become commonplace in the industry to protect the interests of investors with long-term goals. The fee is retained by the Fund to offset some of the costs resulting from excessive trading activity. Clients of Marshall & Ilsley Trust Company, M&I Brokerage Services and 401(k) participants are not subject to the redemption fee.

As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance. The Marshall Funds family has clearly defined, true-to-style investment strategies that fit well with a broadly diversified asset allocation strategy. If you’d like more information about how to build a portfolio that is consistent with your long-term goals, please do not hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

Thank you for your investment in the Marshall Funds.

Sincerely,

/s/ John M. Blaser
John M. Blaser
President

1

Annual Report—Commentary
Marshall Equity Income Fund
The Marshall Equity Income Fund (the “Fund”) seeks capital appreciation and current income through a conservative and disciplined approach of investing in a broadly diversified portfolio of common stocks with above-average dividend yields. The Fund’s investments are structured in an attempt to produce a portfolio that yields at least 100 basis points (one percentage point) more than the Standard & Poor’s 500 Index (S&P 500).*

Fund Performance
For the six months through August 31, 2000 the Fund provided a total return of 16.00% based on net asset value,** while the Lipper Equity Income Funds Index (LEIFI)* returned 14.67% and the S&P 500 11.70%. For the 12 months ended August 31, 2000, the Fund provided a total return of (2.80%) based on net asset value,** while the LEIFI provided a total return of 4.50% and the S&P 500 returned 16.30%.

Market Breadth Improves
The past twelve months saw considerable broadening in the stock market, a trend that was favorable for the Fund. In March, technology stocks endured a period of correction, and continued to experience significant volatility throughout the six months. Investors have responded to this volatility by branching out into other investment areas, rather than concentrating as heavily on high-growth technology as they had for some time.

The result of this broadening market was a significant improvement in the Fund’s performance, both on an absolute basis and relative to its benchmarks, in the second half of this fiscal year.

That’s not to say that it hasn’t continued to be a challenging environment for value investing. But events over the past several months have helped to demonstrate the benefit of adhering to our value style—focusing on good companies at fair prices—even in an adverse market. The Fund’s conservative strategy, driven by dividend and valuation considerations, remains evident in the portfolio. While the price-to-earnings ratio (P/E) of the S&P 500 stands at 26.3, the Fund’s P/E ratio rests at a more moderate 17.2. Further, the 2.2% dollar-weighted average yield of the stocks in the Fund’s portfolio is twice that of the S&P 500.

Sectors With Strength
One of the strongest sectors over the past six months has been electric utilities, a group with solid representation in the portfolio. This is a little surprising in the current interest-rate environment. Health care, which also occupies a significant portion of assets, has also done well, specifically large-cap pharmaceutical companies.

A third sector making a positive contribution to performance has been financials, including banks and insurance companies. With the Federal Reserve Board apparently in neutral, financials were poised to benefit from peaking interest rates—historically an environment that has produced good results for the sector.

Sectors where we anticipate solid results going forward include energy, particularly diversified energy companies, which should see improving performance with higher commodity prices. We like these companies not simply because of higher oil prices, but because their valuations do not fully recognize their fundamental strengths.

Looking Ahead
As signs of slowing economic growth appear, we find cause for some optimism. Periods of economic softness have historically been positive for the equity income segment of the market. Nonetheless, we’d like to remind investors that investment cycles are not fairly expressed in terms of quarters or even years but in multiples of years. That’s why we believe patience is essential in investing.

Although we cannot definitively state that the market has reached a turning point in the relationship between growth and value, the Fund has already directly benefited from the market’s broadening out. We believe this is one indication of the value of our approach, and of a long-term perspective in investing. We remain committed to maintaining a well-diversified portfolio of dividend-paying companies.

Sincerely,
/s/ Bruce P. Hutson
Bruce P. Hutson
Manager, Marshall Equity Income Fund
[PHOTO OF BRUCE P. HUTSON]

2

■ Marshall Equity Income Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	10.3%	3.8%
Consumer Durables	3.0%	7.5%
Consumer Non-Durables	28.9%	22.7%
Energy	12.9%	17.9%
Financial	25.6%	20.7%
Raw Materials/Intermediate Goods	4.4%	4.6%
Technology	1.3%	0.0%
Telecommunications	8.8%	0.0%
Transportation	0.0%	0.0%
Utilities	3.0%	20.9%
U.S Treasury Bill	0.1%	0.0%
Repurchase Agreements	1.7%	1.9%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

General Electric Co.	5.38%
Exxon Mobil Corp.	4.88%
Citigroup, Inc.	4.62%
Merck & Co., Inc.	2.81%
Verizon Communications	2.73%
SBC Communications, Inc.	2.67%
Johnson & Johnson	2.42%
Royal Dutch Petroleum Co., ADR	2.33%
Coca-Cola Co.	2.22%
Morgan Stanley, Dean Witter & Co.	2.12%

AVERAGE ANNUAL
TOTAL RETURNS†
As of 8/31/00

	Fund	S&P 500	LEIFI

1-year	(8.39%)	16.30%	4.50%
Since Inception (12/31/98)	(1.68%)	14.70%	4.89%

[Graphic Representations Omitted - See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the S&P 500 and the LEIFI.*

*
The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s six month total return, based on the offering price (including the sales charge) was 9.36%.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

3

Annual Report—Commentary

Marshall Large-Cap Growth & Income Fund
The Marshall Large-Cap Growth & Income Fund (the “Fund”) invests in a diversified portfolio of common stocks of large-size companies whose market capitalizations typically exceed $10 billion. The Adviser looks for companies that are typically leaders in their industry and have records of above-average financial performance and proven superior management.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 16.35% based on net asset value.* Over the same time period the Lipper Growth & Income Funds Index (LGIFI) returned 10.73% and the Standard & Poor’s 500 Index (S&P 500) returned 16.30%.**

A Change in the Climate
The conditions that prevailed in the first half of the fiscal year, in which just a few technology-related sectors dominated performance, changed rather abruptly in March. Rising interest rates finally caught up with the equity markets, taking the steam out of more speculative issues. In short, a momentum market lost its drive.

This change favored the Funds more inclusive, fundamentally grounded approach. The Funds focus continues to be on those companies that offer the strongest relative earnings growth within their industry. As the economy has begun to show signs of slowing, investors have increasingly sought out higher-quality companies like these. While this discipline served us well in choosing technology stocks for the portfolio, it also has been valuable in some of the more traditional value areas such as financials and energy.

A Look at Sectors
Although we have been underweighted in the technology sector relative to the S&P 500, we had concerns about how well that sector would handle decelerating rates of growth. Therefore we are being very selective in this area, looking for those companies that have better prospects for improving their revenue growth despite the challenging environment. These companies include hardware stocks such as IBM and Sun Microsystems.

We have been overweighted in energy stocks (relative to the S&P 500) for the past year, although this area has enjoyed significant growth as the price of oil has risen. We still believe companies such as Schlumberger Ltd., ExxonMobil Corp, and Royal Dutch Petroleum Co. have room for additional earnings surprises and stock-price appreciation.

Looking Forward
A major challenge for stocks going forward is that more companies will find it more difficult to grow revenues and earnings as hoped. With the economy slowing, more companies are reporting earnings disappointments, with the predictable impact on share prices. These conditions enhance the importance of our fundamental approach to stock selection, with a continued emphasis on high quality, leading companies with strong prospects for future revenue growth.

Sincerely,
/s/ William J. O’Connor
William J. O’Connor
Manager, Marshall Large-Cap Growth & Income Fund

[PHOTO OF WILLIAM J. O’CONNOR]

4

■ Marshall Large-Cap Growth & Income Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Industries	0.0%	4.3%
Capital Goods	31.4%	22.8%
Consumer Durables	1.9%	2.0%
Consumer Non-Durables	31.3%	31.7%
Energy	5.8%	8.7%
Financial	13.9%	15.3%
Raw Materials/Intermediate Goods	2.7%	0.0%
Technology	2.9%	0.0%
Telecommunications	4.7%	0.0%
Transportation	0.0%	0.0%
Utilities	0.0%	6.7%
U.S Treasury Bill	0.2%	0.0%
Repurchase Agreements	5.2%	8.5%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

General Electric Co.	4.04%
Micron Technology, Inc.	3.80%
Intel Corp.	3.63%
Microsoft Corp.	2.74%
American International Group, Inc.	2.37%
International Business Machines Corp.	2.12%
Medimmune, Inc.	2.03%
General Motors Corp., Class H	1.93%
Applied Materials, Inc.	1.89%
Exxon Mobil Corp.	1.83%

AVERAGE ANNUAL
TOTAL RETURNS†
As of 8/31/00

	Fund	S&P 500	LGIFI

1-year	9.64%	16.30%	10.73%
Since Inception (12/31/98)	10.08%	14.70%	10.09%

[Graphic Representation Omitted - See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the S&P 500 and the LGIFI.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P 500 and the LGIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

5

Annual Report—Commentary

Marshall Mid-Cap Value Fund
The Marshall Mid-Cap Value Fund (the “Fund”) invests in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).* The Adviser generally selects companies that exhibit traditional value characteristics, such as low price-to-earnings ratios, higher-than-average dividend yields, or a lower-than-average price/book value. In addition, companies that have underappreciated assets, or have been involved in company turnarounds or corporate restructurings, often have strong value characteristics.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 9.29% based on net asset value.** For the same period, the S&P 400 returned 39.80%, while the Lipper Mid-Cap Value Funds Index (LMCVFI) returned 19.02%.*

The Story Behind the Returns
Although our results for the past fiscal year reflect a lack of strength, we believe that a look at the past six months gives some insight into why we’re optimistic about the outlook for the Fund. In the most recent six months, value stocks began to perform much better—as indicated by this Fund’s 22.23%** return for that period. The more growth-oriented S&P 400 returned 18.34% for the period, while the LMCVFI returned 12.17%.

With value stocks beginning to pick up steam again after several years of disappointment, investors in the Fund are being rewarded for our having remained true to our value charter. This turnaround began in March, as the Nasdaq Composite weakened and began a steep correction that was particularly severe among technology stocks.

Changes in Fortune
Among the sectors that are improving are financial services, especially insurance. Insurance stocks were beaten down to extremely cheap levels in recent years, below 10 times earnings at a time when the market’s overall average price-to-earnings ratio was more than double that rate. In recent months, insurers have had greater success in raising their rates, improving profitability. Despite their recent improvement, we believe there is still plenty of room for further appreciation in this sector.

A similar story is found in health care services. Investors shunned these stocks as cutbacks in Medicare reimbursement rates threatened profitability of companies throughout the sector. However, the tide is now turning, as reimbursement rates are poised for increases. Because we bought stocks in this sector early, we have been well-positioned to enjoy their improvement.

We built most of the portfolio’s energy position when oil prices were near their lows of $10 to $12 a barrel. Our contrary stance has delivered results as prices for oil and natural gas have risen to near-record levels, driving up the prices of a broad spectrum of energy stocks. In fact, this turnaround has reached the point where we are beginning to reduce exposure to the sector. The proceeds from the sale of energy stocks will be directed toward sectors currently out-of-favor, but are expected to rebound, including: retail, capital equipment and selected technology.

Sincerely,
/s/ Matthew B. Fahey
Matthew B. Fahey
Manager, Marshall Mid-Cap Value Fund

[PHOTO OF MATTHEW B. FAHEY]

6

■ Marshall Mid-Cap Value Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	22.2%	13.6%
Consumer Durables	0.0%	2.4%
Consumer Non-Durables	30.4%	25.8%
Energy	12.2%	11.7%
Financial	15.0%	14.7%
Raw Materials/Intermediate Goods	10.3%	13.8%
Technology	2.7%	0.0%
Telecommunications	2.3%	3.6%
Transportation	0.0%	3.3%
Utilities	0.0%	5.4%
U.S Treasury Bill	0.0%	0.0%
Repurchase Agreements	4.9%	5.7%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

Dynergy, Inc.	3.14%
Noble Affiliates, Inc.	3.06%
Viad Corp.	3.00%
Ace Ltd.	2.87%
Honeywell International, Inc.	2.87%
Harcourt General, Inc.	2.81%
Everest Re Group Ltd.	2.72%
MGIC Investment Corp.	2.62%
Payless ShoeSource, Inc.	2.48%
Avnet, Inc.	2.45%

AVERAGE ANNUAL
TOTAL RETURNS†
As of 8/31/00

	Fund	S&P 400	LMCVFI

1-year	2.97%	39.80%	19.02%
Since Inception (12/31/98)	5.52%	25.84%	15.00%

[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the S&P 400 and the LMCVFI.*

*
The S&P 400 and the LMCVFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCVFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

7

Annual Report—Commentary
Marshall Mid-Cap Growth Fund
The Marshall Mid-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).*

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 71.91%** based on net asset value, compared with the S&P 400 total return of 39.80% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) return of 72.25%.*

Volatility in the Markets
While we are pleased with our results during the fiscal year, growth investing hasn’t followed a straight and easy path over the past twelve months. The Nasdaq Composite began a significant sell-off in early March, when technology stocks were hit particularly hard. The remainder of the spring provided a difficult environment, as concerns about rising interest rates and potential inflation continued to trouble the markets. Exacerbating this were concerns over funding of Internet companies and their long-term viability. With stretched valuations for many companies, it didn’t take much doubt to start a market correction.

Summer brought us a steady market recovery as signs of a slowing economy propelled the market higher. The effect of higher interest rates and energy prices, however, are beginning to be felt in the outlook for corporate earnings.

Stock Selection Remains Critical
The main focus of the Fund remains to invest in companies with strong organic growth. In a challenging economic and political environment, it becomes even more critical that we continue to seek out industry leaders with solid business plans, strong competitive advantages, and seasoned management teams.

Technology stocks continue to account for a significant portion of the portfolio. We have reduced our exposure to consumer cyclicals and consumer staples as a slowing economy has dampened the earnings outlook for many of these companies. Additionally, we have significantly increased our energy and healthcare holdings. We are positioned toward growth opportunity with greater visibility in a potentially less favorable economic environment.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

[PHOTO OF MICHAEL GROBLEWSKI]

8

■ Marshall Mid-Cap Growth Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	17.2%	16.1%
Consumer Durables	0.0%	0.0%
Consumer Non-Durables	24.0%	45.4%
Energy	5.4%	0.0%
Financial	8.9%	8.4%
Raw Materials/Intermediate Goods	0.0%	0.0%
Technology	28.1%	15.4%
Telecommunications	9.4%	7.6%
Transportation	0.0%	0.0%
Utilities	0.0%	3.6%
U.S Treasury Bill	0.0%	0.2%
Repurchase Agreements	7.0%	3.3%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

SDL, Inc.	5.47%
Scientific-Atlanta, Inc.	3.44%
Flextronics International Ltd.	3.06%
Internet Security Systems, Inc.	3.05%
Lehman Brothers Holdings, Inc.	2.66%
Kohl’s Corp.	2.47%
Jabil Curcuit, Inc.	2.34%
JDS Uniphase Corp.	2.29%
Applied Micro Circuits Corp.	2.24%
Macrovision Corp.	2.15%

AVERAGE ANNUAL
TOTAL RETURNS†
As of 8/31/00

	Fund	S&P 400	LMCGFI

1-year	62.07%	39.80%	72.25%
Since Inception (12/31/98)	44.60%	25.84%	52.35%

[Graphic Representation Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the S&P 400 and the LMCGFI.*

*
The S&P 400 and the LMCGFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†	Total returns quoted reflect all applicable sales charges.

9

Annual Report—Commentary
Marshall Small-Cap Growth Fund
The Marshall Small-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of small-size companies similar in size to those within the Russell 2000 Index (Russell 2000)*.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 56.14%* based on net asset value, compared with the Russell 2000 total return of 27.16% and the Lipper Small-Cap Funds Index (LSCFI) return of 48.81%.***

Volatility in the Markets
The past twelve months have proved difficult for growth investors. Interest rates are no longer declining which had allowed for earnings multiples (P/E’s) to expand to historical highs. Fears of rising inflation and higher interest rates surfaced, dampening the bullish market psychology which in turn put downward pressure on stock valuations. This change in psychology made it difficult for companies with current high cash needs and only the promise of future profitability to raise additional funds. Internet and certain telecommunications were the hardest hit, when it became difficult to fund their business plans to profitability.

The notable exception was biotechnology. The recent news has been very positive with the sequencing of the human genome and numerous new products in the final stages of development. This news was enough to overcome the rising level of anxiety in the overall stock market. These companies were able to raise substantial funds and are now in strong financial positions. Despite the significant run-up in this sector, the Fund has maintained its overweight position in the sector.

Another standout was the energy sector. The rapid rise in the price of oil and natural gas has significantly bolstered the earnings of energy companies, resulting in very strong performance over the past six months. With energy prices expected to stay high, we are maintaining our position in this sector.

The Role of Stock Picking
The recent shakeout in the technology market should increase the role of stock picking. No longer is every stock in technology appreciating daily—investors are becoming evermore selective. We are focused on choosing well managed companies with well thought out business plans, rather than making large bets on sectors. Technology, however, does occupy a significant portion of the Fund’s assets, and as a result events in the sector will play a large role in performance.

Sincerely,

/s/ Sean McLeod
Sean McLeod
Manager, Marshall Small-Cap Growth Fund

[PHOTO OF SEAN McLEOD]

■ Marshall Small-Cap Growth Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	18.3%	17.9%
Consumer Durables	0.0%	0.0%
Consumer Non-Durables	20.0%	49.5%
Energy	4.7%	3.3%
Financial	6.2%	3.6%
Raw Materials/Intermediate Goods	0.0%	0.0%
Technology	26.3%	12.0%
Telecommunications	16.1%	7.5%
Transportation	0.0%	0.0%
Utilities	0.0%	0.0%
U.S. Treasury Bill	0.0%	0.2%
Repurchase Agreements	8.4%	6.0%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

Applied Micro Circuits Corp.	5.67%
SDL, Inc.	4.93%
Flextronics International Ltd.	4.14%
Watchguard Technologies, Inc.	3.05%
Aether Systems, Inc.	3.01%
Diamond Technology Partners, Class A	2.97%
AudioCodes Ltd.	2.79%
Pinnacle Holdings, Inc.	2.72%
Triquint Semiconductor, Inc.	2.40%
Noble Affiliates, Inc.	2.33%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	Russell 2000	LSCFI

1-year	47.11%	27.16%	48.81%
Since Inception (12/31/98)	23.93%	18.82%	33.91%

[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from its inception on December 31, 1998 to August 31, 2000, compared to the Russell 2000 and the LSCFI.***

*	Small-cap funds may experience a higher degree of market volatility than larger-cap funds.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
The Russell 2000 and the LSCFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into category indicated.

†
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the LSCFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††	Total returns quoted reflect all applicable sales charges.

11

Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.* The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the 12 months ended August 31, 2000, the Fund provided a total return of 28.11%** based on net asset value, compared with a total return of 9.55% by the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE) and 18.06% for the Lipper International Funds Index (LIFI).***

Tech Takes a Hit
Most notable over the past twelve months was the selloff in technology stocks. Telecommunications stocks in particular were troubled as concerns arose about the growth of future demand for cellular service—concerns that were far from the market’s mind just a few months earlier. It has become less clear that companies will be repaid for the significant expense of building wireless infrastructure—and those doubts coupled with high valuations sparked a steep fall.

To contend with this changing environment, we have cut our formerly overweighted position in technology to an underweighting. In taking a more defensive posture, we have allocated more assets to consumer staples, financials, health care, and energy stocks. These weightings bring the Fund’s portfolio more in line with those of the index. While our tech overweighting proved somewhat problematic during the correction, earlier it was responsible for powerful returns that contributed to the Fund’s outperformance for the year.

We have certainly not abandoned tech companies, but have shifted our focus away from cellular stocks and toward corporate technology—those firms that help companies build their networks, improve security, and enhance productivity.

What’s Ahead?
Overall, international markets are shifting away from a high-growth orientation to a more fundamental approach. This somewhat more defensive stance reflects that there are now more questions looming over international markets, including how fast economies will slow, what impact economic slowing will have on corporate profitability, and what impact currency issues will have.

Given the uncertainty of sustained economic growth, investing in areas where demand for products is more certain is an appropriate strategy. We’re finding attractive health-care stocks (such as generic-drug leader Teva Pharmaceuticals), as well as financial stocks (such as Alleanza) that are responding to European nations’ move toward self-directed retirement programs. Even in a slowing economic environment, such firms appear poised for good relative performance.

Sincerely,

/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund
[PHOTO OF DANIEL R. JAWORSKI]

12

■ Marshall International Stock Fund

SECTOR
DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	15.0%	14.6%
Consumer Durables	0.4%	3.5%
Consumer Non-Durables	24.2%	29.6%
Energy	6.8%	6.8%
Financial	27.1%	19.6%
Raw Materials/Intermediate Goods	1.1%	5.2%
Technology	1.0%	4.3%
Telecommunications	20.8%	12.9%
Transportation	0.0%	2.9%
Utilities	1.7%	0.6%
U.S. Treasury Bill	0.0%	0.0%
Repurchase Agreements	1.9%	0.0%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
As of 8/31/00

Security	% of net assets

Nortel Networks Corp.	3.68%
Alcatel	3.01%
ING Group N.V.	2.71%
HSBC Holdings PLC	2.66%
NTT DoCoMo, Inc.	2.51%
Nomura Securities Co., Ltd.	2.31%
BP Amoco PLC	2.27%
Telefonaktiebolaget LM Ericsson AB	2.25%
Amvescap PLC	2.18%
SmithKline Beecham Corp.	1.81%

COUNTRY ALLOCATIONS
2000 vs 1999
(As a % of portfolio holdings)

Country	8/31/00	8/31/99

Belgium	0.5%	0.0%
Denmark	1.2%	0.0%
Finland	1.5%	3.5%
France	12.8%	7.4%
Germany	2.2%	6.6%
Ireland	0.8%	1.7%
Italy	2.2%	0.5%
Netherlands	8.1%	9.8%
Spain	1.4%	3.1%
Sweden	3.9%	2.4%
Switzerland	7.1%	5.0%
United Kingdom	18.8%	15.7%

Total Europe	60.5%	55.7%
Israel	2.5%	1.1%

Total Middle East	2.5%	1.1%
Canada	9.6%	2.9%
Mexico	1.1%	1.3%
United States	6.1%	3.8%

Total North America	16.8%	8.1%
Australia	2.0%	2.5%
Hong Kong	1.9%	3.3%
Japan	14.4%	24.2%
Korea	0.4%	2.5%
Singapore	1.4%	2.6%

Total Pacific Rim	20.0%	35.1%
Brazil	0.2%	0.0%

Total South America	0.2%	0.0%

Total	100.0%	100.0%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	EAFE	LIFI

1-year	20.77%	9.55%	18.06%
Since Inception (12/31/98)	17.90%	12.86%	17.03%

[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the EAFE and the LIFI.***

*	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

†
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††	Total returns quoted reflect all applicable sales charges.

13

Annual Report—Commentary

Marshall Government Income Fund
The Marshall Government Income Fund (the “Fund”) invests in securities issued by the United States government and its agencies and instrumentalities, particularly mortgage-related securities. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest-rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 5.96% based on net asset value,* compared with a return of 7.17% by the Lipper U.S. Mortgage Funds Index (LUSMI)** and a 8.05% return by the Lehman Brothers Mortgage-Backed Securities Index (LMI).**

Factors Influencing Interest Rates
Over the past half year, the Federal Reserve Board (the “Fed”) raised rates by a total of 75 basis points, adding to 50 basis points’ worth of hikes in the first half of the fiscal year. Short-term interest rates rose in answer to these actions. As the Fed stayed inactive through the summer, however, short rates stabilized and even fell slightly.

The Treasury yield curve was inverted in the early part of the reporting period, as long rates were kept in check by the government’s buyback of long term Treasury debt. Toward the end of the fiscal year, however, this inversion began to correct itself. Based upon the proposed spending programs and tax cuts, it appears that the Presidential candidates may not be as committed to buying back Treasury debt to the same extent that many investors had anticipated.

Out of the Fray
Despite the interest-rate shifts at the short and long ends of the yield curve, five-year Treasury rates were up only about nine basis points over the year—in other words, they were essentially unchanged. This area of the yield curve is more representative of the area of the market the Fund operates in.

Over the reporting period, there was actually very little change in the price of mortgage-backed securities. Therefore, the Fund’s performance is primarily attributable to collecting the income paid by the mortgage securities in the portfolio, rather than seeking capital appreciation by selling mortgages and buying Treasuries. Clearly, few could have predicted just how low yields on long Treasuries would dip. Nonetheless, our stance did cost the Fund some opportunity for capital growth.

Looking Forward
Over the past twelve months, the economy’s rate of growth decelerated, but it remains fairly strong. Market sentiment is that the Fed has completed its cycle of interest-rate hikes. Some are even looking for an easing of rates, but we agree with the general consensus that the Fed won’t move in either direction during its three remaining meetings in 2000.

Inflation remains well-contained, though it has certainly gone up in recent months. Rising energy prices, coupled with a continued tight labor market, have helped to nudge prices upward, though not to levels that could yet be considered problematic. We anticipate a relatively calm interest-rate environment, which is favorable to the mortgage securities we emphasize in the portfolio.

Sincerely,
/s/ Joseph M. Cullen, CFA
Joseph M. Cullen, CFA
Manager, Marshall Government Income Fund

[PHOTO OF JOSEPH M. CULLEN]

14

■ Marshall Government Income Fund

PORTFOLIO
DIVERSIFICATION
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

CMO/ABS	24.0%	8.2%
Cash Equivalents	10.1%	15.6%
Corporate	1.9%	2.7%
FHLMC/MBS	9.2%	16.6%
FNMA/MBS	19.9%	29.7%
GNMA/MBS	25.5%	22.5%
U.S. Treasury	9.4%	4.7%

	100.0%	100.0%

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

AA Rated Corporate Bonds	0.0%	3.3%
AAA Rated Corporate Bonds	0.0%	1.8%
BBB Rated Corporate Bonds	1.9%	5.9%
Cash Equivalents	10.1%	15.4%
Government Agency	78.6%	68.9%
U.S. Treasury	9.4%	4.7%

	100.0%	100.0%

FUND
STATISTICS
As of 8/31/00

SEC 30-Day Yield	6.19%
Average Dollar-Weighted Maturity	6.01 years
Duration†	3.66 years

AVERAGE ANNUAL
TOTAL RETURNS††
As of 8/31/00

	Fund	LMI	LUSMI

1-year	0.92%	8.05%	7.17%
Since Inception (12/31/98)	0.21%	4.92%	3.64%

[Graphic Representation Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the LMI and the LUSMI.**

*
Past performance is no guarantee of future results. Investments return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

††	Total returns quoted reflect all applicable sales charges.

15

Annual Report—Commentary
Marshall Intermediate Bond Fund
The Marshall Intermediate Bond Fund (the “Fund”) invests in intermediate-term investment-grade bonds and notes, including corporate, asset-backed, mortgage-backed, and United States government securities. The Adviser’s strategy to pursue total return is to adjust the Fund’s weightings in these sectors as it deems appropriate, using macroeconomic, credit, and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.

Fund Performance
The Fund’s return for the 12 months ended August 31, 2000, was 6.10% based on net asset value,* compared with a return of 5.92% for the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) and 6.27% for the Lehman Brothers Intermediate Government/
Corporate Bond Index (LGCI).**

Looking at Interest Rates
During the past twelve months, the Federal Reserve Board (the “Fed”) raised rates a total of 75 basis points. This continued the Fed’s tightening activity from the first half of the fiscal year, but concluded by the end of May. Since then, the Fed has remained on the sidelines, though still with a bias toward controlling inflation. Continued—though slowing—economic strength, as well as tightness of the labor market and rising energy prices have combined to raise concerns about inflation.

Rising short rates and declining long rates produced an inversion of the yield curve that only began to correct itself toward the end of the fiscal year. This inversion was driven by the government’s buying back long term Treasury debt. The chief impact of the inverted Treasury yield curve for the Fund was a widening of the spreads between the yields paid by Treasuries and those paid by comparable-maturity corporate bonds. These interest rate spreads were made still wider by the accelerated pace of corporate borrowing.

In the next 12 months, we anticipate that there could be room for the Fed to raise rates again, despite some signs of economic slowing. Many of the Fed’ concerns are still in place. Commodity prices—particularly energy prices—are rising, labor remains tight in supply, and economic growth continues even at a slowed rate. Import prices are increasing as well; previously, pressure from cheap imports had helped hold down prices of domestic goods. That said, we don’t anticipate dramatic action from the Fed.

There is also a possibility that the government’s Treasury buyback will slow. Both Presidential candidates have outlined programs to increase spending on other programs, reducing the amount of money available to buy back long Treasury debt. There already are some signs that investors are anticipating a slowdown in the buybacks, which is leading to a steepening of the yield curve, correcting its previously inverted state.

As the curve steepens, so-called spread products—corporate bonds, mortgages, and agency issues—are in a position to generate improved performance. We will therefore continue to favor AAA rated asset-backed issues and mortgages as means to add high-quality yield to the portfolio. We also will continue to add to our corporate bond positions, preferring the relative liquidity of the primary market over the secondary market.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Intermediate Bond Fund
[PHOTO OF MARK D. PITTMAN]

16

■ Marshall Intermediate Bond Fund

PORTFOLIO
DIVERSIFICATION
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

CMO/ABS	14.5%	24.4%
Cash Equivalents	12.8%	17.7%
Corporate	46.3%	50.6%
FHLMC/MBS	0.0%	0.0%
FHLB/MBS	1.8%	2.0%
FNMA/MBS	3.0%	0.9%
U.S. Treasury	21.6%	4.4%

	100.0%	100.0%

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

A Rated Corporate Bonds	22.3%	30.6%
AA Rated Corporate Bonds	7.4%	0.5%
AAA Rated Corporate Bonds	12.4%	16.3%
BAA Rated Corporate Bonds	20.7%	0.0%
BBB Rated Corporate Bonds	0.0%	24.7%
Cash Equivalents	7.6%	17.1%
Government Agency	6.9%	6.5%
U.S. Treasury	22.7%	4.3%

	100.0%	100.0%

FUND STATISTICS
As of 8/31/00

SEC 30-Day Yield	6.44%
Average Dollar-Weighted Maturity	3.44 years
Duration†	2.45 years

AVERAGE ANNUAL
TOTAL RETURNS ††
As of 8/31/00

	Fund	LGCI	LSIBF

1-year	1.03%	6.27%	5.92%
Since Inception (12/31/98)	0.55%	3.59%	3.65%

[Graphic Representations Omitted-See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Advisor Class of Shares of the Fund from inception on December 31, 1998 to August 31, 2000, compared to the LGCI and the LSIBF.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 the Fund after deducting the maximum sales charge of 4.75% ($10,000 investment minus $475 sales charge = $9,525). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

††	Total returns quoted reflect all applicable sales charges.

17

Annual Report—Commentary
Marshall Money Market Fund
The Marshall Money Market Fund (the “Fund”) invests in high-quality, short-term money market instruments.* The Adviser uses a bottom-up approach, meaning that the Fund manager looks primarily at individual companies against the context of broader market factors.

Fund Performance
For the six-months ended August 31, 2000, the Fund provided a total return of 2.90%.** This compares with a 2.91% return for the Money Fund Report Averages™ and 2.95% for the Lipper Money Market Funds Index.*** For the 12 months ended August 31, 2000, the Fund returned 5.56%**. This compares with a 5.48% return for the Money Fund Report Averages™ and 5.59% for the Lipper Money Market Funds Index. As of August 31, 2000, the Fund’s 7-day net yield was 6.03%.†

Fed Influence
The biggest news affecting the money market over the past twelve months was the Federal Reserve Board’s (the “Fed”) two rate hikes, with a 25 basis point lift in March followed by another 50 points in May. These actions were the biggest driver of money market rates, which peaked in May but have settled back somewhat since then as the Fed has chosen to stand pat.

Many observers are of the opinion that the Fed has completed its tightening activity, and that its next move may even be one to ease rates somewhat. We actually believe the Fed could remain on hold for quite a while. Although economic growth has slipped back from the torrid pace it has been on, the overall economy is still doing well. Consumers are spending less, but that doesn’t mean they’re spending little. While employment numbers and purchasing managers data are down from their peaks, we do not yet see signs of sufficient slippage to trigger a Fed easing. Overall, the markets seem somewhat uncertain in dealing with an environment in which the Fed could be inactive for an extended period of time.

Energy Prices Rising
Another factor the markets are contending with is the impact of increasing energy costs. Some participants are operating under the assumption that rising oil and natural gas prices will cut into corporate profits, hurt stock prices, and slow the economy, while others believe that rising energy prices will trigger higher inflation.

Until the impact of these costs has been fully worked out, their impact on the economy and inflation remains uncertain. It is hard for us to believe that they won’t have some lasting impact; transportation costs are a meaningful component of the price of just about every product people buy. Of course, one determinant of energy costs is just how much more oil OPEC is willing to pump. With winter coming, demand is set to move upward. If that winter proves to be harsh, demand could spike sharply—and if supply isn’t there to meet that demand, oil prices could go up equally steeply with impact resounding throughout the economy.

Looking Ahead
Our strategy still emphasizes floating-rate notes, which help to boost the Fund’s yield. In the prevailing environment, we find these issues attractive. As the Fund has enjoyed some asset growth, we have been able to commit more assets to this sector. The Fund’s maturity has shortened somewhat, to about 47 days. This reflects, however, how the reset features on floating-rate notes operate rather than a deliberate action. Going forward, we would like to go a little longer if we can find attractive one-year paper to add to the portfolio, but we don’t anticipate making any radical change to the Fund’s stance.

Sincerely,
/s/ Richard M. Rokus
Richard M. Rokus
Manager, Marshall Money Market Fund
[PHOTO OF RICHARD M. ROKUS]

FUND STATISTICS
As of 8/31/00

Advisor Class of Shares

7-day Net Yield†	6.03%
7-day Effective Yield†	6.21%
Average Dollar-Weighted Maturity	40.47 Days

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

**	Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the Fund’s current earnings.

***
Money Fund Report Averages™ (formerly, IBC Financial Data) publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money market funds. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

†
The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

August 31, 2000
Portfolio of Investments

Equity Income Fund

Shares	Description	Value

	Common Stocks — 98.2%
	Capital Goods — 11.6%
	Aerospace & Defense — 2.4%
65,000	Boeing Co.	$3,485,625
24,000	Northrop Grumman Corp.	1,867,500
39,000	Rockwell International Corp.	1,577,062
21,000	Textron, Inc.	1,177,312
34,000	United Technologies Corp.	2,122,875

	Total	10,230,374
	Building Materials — 0.4%
36,000	Masco Corp.	702,000
26,500	(1)Vulcan Materials Co.	1,174,281

	Total	1,876,281
	Electrical Equipment — 6.0%
37,000	Emerson Electric Co.	2,448,937
391,000	General Electric Co.	22,946,812

	Total	25,395,749
	Manufacturing — 1.5%
43,000	Caterpillar, Inc.	1,580,250
36,000	Deere & Co.	1,185,750
68,500	(1)Honeywell International, Inc.	2,641,531
18,000	Illinois Tool Works, Inc.	1,009,125

	Total	6,416,656
	Technology — 1.3%
38,000	Electronic Data Systems Corp.	1,892,875
12,800	PerkinElmer, Inc.	1,151,200
155,000	Xerox Corp.	2,489,687

	Total	5,533,762

	Total Capital Goods	49,452,822
	Consumer Durables — 3.0%
	Automotive & Related — 2.1%
25,500	Eaton Corp.	1,692,562
137,454	Ford Motor Co.	3,324,669
38,000	General Motors Corp.	2,743,125
21,000	Johnson Controls, Inc.	1,122,187

	Total	8,882,543
	Manufacturing — 0.9%
70,000	Newell Rubbermaid, Inc.	1,815,625
30,000	Nike, Inc., Class B	1,186,875
18,000	Whirlpool Corp.	684,000

	Total	3,686,500

	Total Consumer Durables	12,569,043
	Consumer Non-Durables — 28.9%
	Advertising — 0.3%
14,000	(1)Omnicom Group, Inc.	1,168,125
	Beverages & Foods — 7.2%
37,000	Anheuser-Busch Cos., Inc.	2,916,062
116,500	(1)Campbell Soup Co.	2,956,187
180,000	Coca-Cola Co.	9,472,500
103,000	ConAgra, Inc.	1,886,187
29,000	General Mills, Inc.	931,625
25,000	Heinz (H.J.) Co.	953,125
101,000	Nabisco Group Holdings Corp.	2,834,312
117,000	PepsiCo, Inc.	4,987,125
70,000	Ralston Purina Co.	1,583,750
46,000	Unilever N.V.	2,173,500

	Total	30,694,373
	Entertainment — 0.4%
29,000	(1)Seagram Co. Ltd.	1,745,438

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Household Product/Wares — 1.7%
22,000	Clorox Co.	$796,125
105,000	Procter & Gamble Co.	6,490,312

	Total	7,286,437
	Leisure & Recreation — 0.3%
60,000	Carnival Corp.	1,196,250
	Manufacturing — 0.7%
32,000	Minnesota Mining & Manufacturing Co.	2,976,000
	Media — 0.6%
24,000	Gannett Co., Inc.	1,359,000
25,000	(1)New York Times Co., Class A	979,687

	Total	2,338,687
	Other Consumer Non-Durables — 0.5%
35,000	McGraw-Hill Cos., Inc.	2,167,813
	Personal Care — 1.1%
46,700	Colgate-Palmolive Co.	2,378,781
82,500	(1)Gillette Co.	2,475,000

	Total	4,853,781
	Pharmaceuticals & Health Care — 12.7%
123,000	Abbott Laboratories	5,381,250
107,200	American Home Products Corp.	5,808,900
15,000	Baxter International, Inc.	1,248,750
166,600	Bristol-Myers Squibb Co.	8,829,800
112,000	Johnson & Johnson	10,297,000
87,000	Lilly (Eli) & Co.	6,351,000
171,200	Merck & Co., Inc.	11,962,600
100,000	Schering Plough Corp.	4,012,500

	Total	53,891,800
	Photography — 0.4%
30,000	Eastman Kodak Co.	1,867,500
	Retail — 0.8%
46,000	Albertsons, Inc.	989,000
35,700	(1)May Department Stores Co.	818,869
53,000	Sears, Roebuck & Co.	1,652,937

	Total	3,460,806
	Services — 0.5%
58,000	(1)Dun & Bradstreet Corp.	1,914,000
	Tobacco — 1.2%
177,000	Philip Morris Cos., Inc.	5,243,625
	Transportation — 0.5%
40,000	Burlington Northern Santa Fe	895,000
60,000	CSX Corp.	1,432,500

	Total	2,327,500

	Total Consumer Non-Durables	123,132,135
	Energy — 12.9%
	Domestic & International Oil — 10.0%
2	BP Amoco PLC, ADR	110
52,000	Chevron Corp.	4,394,000
254,776	Exxon Mobil Corp.	20,796,091
50,000	Occidental Petroleum Corp.	1,081,250
162,600	(1)Royal Dutch Petroleum Co., ADR	9,949,088
35,200	Texaco, Inc.	1,812,800
65,000	(1)Unocal Corp.	2,169,375
94,200	USX — Marathon Group	2,584,613

	Total	42,787,327
(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Equity Income Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Energy (continued)
	Energy Services — 1.4%
40,000	Halliburton Co.	$2,120,000
44,000	Schlumberger Ltd.	3,753,750

	Total	5,873,750
	Gas Distribution — 1.5%
9,000	Eastern Enterprises	569,250
46,000	(1)El Paso Energy Corp.	2,679,500
39,000	(1)NICOR, Inc.	1,438,125
38,000	Williams Cos., Inc. (The)	1,750,375

	Total	6,437,250

	Total Energy	55,098,327
	Financial — 25.6%
	Banks — 11.5%
137,000	Bank of America Corp.	7,338,063
48,300	Bank of New York Co., Inc.	2,532,731
102,500	Bank One Corp.	3,613,125
99,000	Chase Manhattan Corp.	5,531,625
43,500	Fifth Third Bancorp	2,009,156
65,000	First Union Corp.	1,880,938
78,900	Firstar Corp.	1,883,738
73,620	Fleet Boston Financial Corp.	3,142,654
23,000	J.P. Morgan & Co., Inc.	3,845,313
28,000	Northern Trust Corp.	2,360,750
20,000	PNC Financial Services Group	1,178,750
30,000	SunTrust Banks, Inc.	1,481,250
78,000	U.S. Bancorp, Inc.	1,696,500
26,000	Wachovia Corp.	1,490,125
81,600	Washington Mutual, Inc.	2,856,000
145,000	Wells Fargo Co.	6,262,188

	Total	49,102,906
	Financial Services — 11.3%
40,000	Associates First Capital Corp., Class A	1,125,000
337,333	Citigroup, Inc.	19,691,833
82,000	Fannie Mae	4,407,500
84,000	Federal Home Loan Mortgage Corp.	3,538,500
20,000	Marsh & McLennan Cos., Inc.	2,375,000
95,000	MBNA Corp.	3,354,688
30,000	Merrill Lynch & Co., Inc.	4,350,000
84,000	Morgan Stanley, Dean Witter & Co.	9,035,250

	Total	47,877,771
	Insurance — 2.8%
27,000	AON Corp.	1,007,438
35,000	American General Corp.	2,548,438
14,000	CIGNA Corp.	1,361,500
13,500	Chubb Corp.	1,033,594
48,800	Hartford Financial Services Group, Inc.	3,251,300
49,000	Lincoln National Corp.	2,646,000

	Total	11,848,270

	Total Financial	108,828,947

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 4.4%
	Chemicals — 1.8%
24,000	Air Products & Chemicals, Inc.	$871,500
99,500	(1)Dow Chemical Co.	2,605,656
74,500	Du Pont (E.I.) de Nemours & Co.	3,343,188
19,000	Union Carbide Corp.	761,188

	Total	7,581,532
	Metals — 1.1%
93,240	Alcoa, Inc.	3,100,230
52,000	Barrick Gold Corp.	828,750
21,000	(1)Nucor Corp.	771,750

	Total	4,700,730
	Paper & Related Products — 1.5%
42,000	International Paper Co.	1,338,750
55,000	Kimberly-Clark Corp.	3,217,500
40,000	Weyerhaeuser Co.	1,852,500

	Total	6,408,750

	Total Raw Materials/ Intermediate Goods	18,691,012
	Telecommunications — 8.8%
161,000	(1)AT&T Corp.	5,071,500
23,000	(1)Alltel Corp.	1,162,938
124,000	BellSouth Corp.	4,626,750
272,432	SBC Communications, Inc.	11,374,036
109,000	Sprint Corp.	3,651,500
267,190	Verizon Communications	11,656,164

	Total Telecommunications	37,542,888
	Utilities — 3.0%
	Electric — 3.0%
44,000	Dominion Resources, Inc.	2,332,000
33,600	Duke Energy Corp.	2,513,700
90,000	Edison International	1,861,875
50,000	FPL Group, Inc.	2,668,750
80,000	Southern Co.	2,395,000
31,000	TXU Corp.	1,083,063

	Total Utilities	12,854,388

	Total Common Stocks (identified cost $337,072,409)	418,169,562
	(2)U.S. Treasury Bill — 0.1%
$600,000	9/21/2000 (identified cost $598,125)	598,086

	Total Investment in Securities (identified cost $337,670,534)	418,767,648
	(3)Repurchase Agreement — 1.7%
7,060,373	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	7,060,373

	Total Investments (identified cost $344,730,907)	$425,828,021

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Large-Cap Growth & Income Fund

Shares	Description	Value

	Common Stocks — 94.1%
	Capital Goods — 34.1%
	Aerospace & Defense — 1.4%
135,200	Boeing Co.	$7,250,100
	Computers — 6.1%
200,000	Compaq Computer Corp.	6,812,500
46,300	Hewlett-Packard Co.	5,590,725
82,500	International Business Machines Corp.	10,890,000
62,400	(4)Sun Microsystems, Inc.	7,920,900

	Total	31,214,125
	Computer Services — 7.3%
150,000	(1)(4)Amazon.com, Inc.	6,225,000
97,500	(1)(4)America Online, Inc.	5,715,937
125,000	(4)BMC Software, Inc.	3,375,000
201,900	(4)Microsoft Corp.	14,095,144
25,000	(1)(4)Veritas Software Corp.	3,014,062
41,000	(4)Yahoo, Inc.	4,981,500

	Total	37,406,643
	Electrical Equipment — 5.8%
354,000	General Electric Co.	20,775,375
157,600	Tyco International Ltd.	8,983,200

	Total	29,758,575
	Electronics — 10.6%
112,400	(1)(4)Applied Materials, Inc.	9,701,525
249,400	Intel Corp.	18,673,825
100,000	(4)KLA-Tencor Corp.	6,562,500
238,600	(1)Micron Technology, Inc.	19,505,550

	Total	54,443,400
	Technology — 2.9%
95,000	(1)SAP A.G., ADR	6,097,813
197,100	(1)(4)Solectron Corp.	8,931,094

	Total	15,028,907

	Total Capital Goods	175,101,750
	Consumer Durables — 1.9%
	Automotive & Related — 1.9%
300,000	General Motors Corp., Class H	9,937,500
	Consumer Non-Durables — 31.1%
	Beverages & Foods — 3.6%
109,364	(1)Coca-Cola Co.	5,755,280
134,200	PepsiCo, Inc.	5,720,275
99,900	Quaker Oats Co.	6,786,956

	Total	18,262,511
	Communications Services — 0.7%
100,000	(1)(4)NEXTLINK Communications, Inc., Class A	3,506,250
	Entertainment — 3.6%
102,106	(1)Disney (Walt) Co.	3,975,753
129,500	(1)Seagram Co., Ltd.	7,794,281
79,300	Time Warner, Inc.	6,780,150

	Total	18,550,184
	Medical Supplies — 1.6%
125,000	Guidant Corp.	8,414,062
	Pharmaceuticals & Health Care — 12.3%
177,200	Abbott Laboratories	7,752,500
147,940	American Home Products Corp.	8,016,499
239,000	(1)HCA-The Healthcare Corp.	8,245,500
77,420	(1)Johnson & Johnson	7,117,801
123,900	(4)Medimmune, Inc.	10,423,087
115,200	Merck & Co., Inc.	8,049,600

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Pharmaceuticals & Health Care (continued)
177,500	Pfizer, Inc.	$7,676,875
120,400	Schering Plough Corp.	4,831,050
30,000	(1)(4)Serono SA, ADR	858,750

	Total	62,971,662
	Retail — 8.2%
100,000	(4)Best Buy Co., Inc.	6,175,000
129,800	Home Depot, Inc.	6,238,513
161,400	(4)Kohl’s Corp.	9,038,400
157,100	(4)Safeway, Inc.	7,746,994
93,300	Wal-Mart Stores, Inc.	4,425,919
258,100	Walgreen Co.	8,485,038

	Total	42,109,864
	Tobacco — 1.1%
197,100	(1)Philip Morris Cos., Inc.	5,839,088

	Total Consumer Non-Durables	159,653,621
	Energy — 5.8%
	Domestic & International Oil — 5.0%
71,200	Amerada-Hess Corp.	4,872,750
114,896	Exxon Mobil Corp.	9,378,386
114,400	(1)Royal Dutch Petroleum Co., ADR	6,999,850
80,700	Texaco, Inc.	4,156,050

	Total	25,407,036
	Energy Services — 0.8%
50,800	Schlumberger Ltd.	4,333,875

	Total Energy	29,740,911
	Financial — 13.8%
	Banks — 2.6%
163,200	Bank of New York Co., Inc.	8,557,800
88,650	Chase Manhattan Corp.	4,953,319

	Total	13,511,119
	Financial Services — 5.8%
111,000	American Express Co.	6,562,875
153,333	Citigroup, Inc.	8,950,833
77,300	Federal Home Loan Mortgage Corp.	3,256,263
100,000	MBNA Corp.	3,531,250
65,000	Providian Financial Corp.	7,470,938

	Total	29,772,159
	Insurance — 5.4%
136,434	American International Group, Inc.	12,159,680
129,900	MGIC Investment Corp.	7,639,744
101,700	Progressive Corp., OH	7,710,131

	Total	27,509,555

	Total Financial	70,792,833
	Raw Materials/Intermediate Goods — 2.7%
	Paper & Related Products — 2.7%
120,000	Bowater, Inc.	6,165,000
134,700	Kimberly-Clark Corp.	7,879,950

	Total Raw Materials/Intermediate Goods	14,044,950
	Telecommunications — 4.7%
12,500	(1)(4)Corvis Corp.	1,297,656
88,900	Motorola, Inc.	3,205,956
125,000	(4)Qwest Communications International, Inc.	6,453,125
148,360	SBC Communications, Inc.	6,194,030
50,000	(4)Tellabs, Inc.	2,809,375

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Large-Cap Growth & Income Fund
(continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Telecommunications (continued)
20,000	(4)Tycom Ltd.	$832,500
93,150	(4)WorldCom, Inc.	3,399,975

	Total Telecommunications	24,192,617

	Total Common Stocks (identified cost $283,208,206)	483,464,182
	(2)U.S. Treasury Bill — 0.2%
$800,000	9/21/2000 (identified cost $797,500)	797,448

	Total Investments in Securities (identified cost $284,005,706)	484,261,630
	(3)Repurchase Agreement — 5.1%
26,506,618	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	26,506,618

	Total Investments (identified cost $310,512,324)	$510,768,248

Mid-Cap Value Fund

Shares	Description	Value

	Common Stocks — 94.2%
	Capital Goods — 24.7%
	Aerospace & Defense — 4.2%
37,000	General Dynamics Corp.	$2,328,687
28,600	Northrop Grumman Corp.	2,225,437

	Total	4,554,124
	Computer Services — 8.0%
45,000	(4)Affiliated Computer Services, Inc., Class A	2,095,312
105,000	(4)Complete Business Solutions, Inc.	1,417,500
70,000	(4)Keane, Inc.	1,211,875
10,000	(1)(4)McData Corp.	1,075,625
50,000	(4)SunGuard Data Systems, Inc.	1,800,000
95,000	(1)Ziff-Davis, Inc.	1,045,000

	Total	8,645,312
	Electronics — 5.3%
44,000	Avnet, Inc.	2,634,500
60,000	AVX Corp.	1,796,250
35,000	(4)LSI Logic Corp.	1,257,812

	Total	5,688,562
	Manufacturing — 2.9%
80,000	(1)Honeywell International, Inc.	3,085,000
	Other Capital Goods — 1.6%
60,500	Brady Corp., Class A	1,750,719
	Technology — 2.7%
65,000	(1)Mentor Graphics Corp.	1,226,875
10,000	SPX Corp.	1,640,000

	Total	2,866,875

	Total Capital Goods	26,590,592

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables — 30.1%
	Beverages & Foods — 3.2%
75,000	(4)Kroger Co., Inc.	$1,701,562
131,200	(4)Ralcorp Holdings, Inc.	1,771,200

	Total	3,472,762
	Medical Supplies — 1.0%
45,000	(4)Sybron International Corp.	1,023,750
	Pharmaceuticals & Health Care — 10.7%
65,000	Dentsply International, Inc.	2,169,375
50,000	(4)First Health Group Corp.	1,553,125
105,000	IMS Health, Inc.	1,981,875
10,000	(4)Intermune Pharmaceuticals, Inc.	380,625
135,000	(4)Manor Care, Inc.	1,805,625
50,000	(1)McKesson HBOC, Inc.	1,246,875
77,400	(4)Tenet Healthcare Corp.	2,399,400

	Total	11,536,900
	Publishing — 2.8%
51,000	Harcourt General, Inc.	3,024,938
	Retail — 3.3%
50,000	(4)Payless ShoeSource, Inc.	2,668,750
80,000	Shopko Stores, Inc.	915,000

	Total	3,583,750
	Services — 9.1%
71,000	(4)American Management System, Inc.	1,326,813
402,600	Ikon Office Solutions, Inc.	2,013,000
65,000	Manpower, Inc.	2,352,188
69,500	(1)(4)Spherion Corp.	855,719
110,000	Viad Corp.	3,224,375

	Total	9,772,095

	Total Consumer Non-Durables	32,414,195
	Energy — 12.1%
	Domestic & International Oil — 3.6%
73,320	USX—Marathon Group	2,011,718
54,500	Unocal Corp.	1,818,938

	Total	3,830,656
	Oil & Gas Products — 6.2%
75,000	Dynegy, Inc.	3,375,000
85,000	Noble Affiliates, Inc.	3,293,750

	Total	6,668,750
	Oil Services — 2.3%
81,000	(4)Rowan Cos., Inc.	2,511,000

	Total Energy	13,010,406
	Financial — 14.9%
	Banks — 4.2%
71,500	Associated Banc Corp.	1,795,320
70,000	Firstar Corp.	1,671,250
23,000	Golden West Financial Corp.	1,095,375

	Total	4,561,945
	Insurance — 10.7%
88,000	Ace Ltd.	3,091,000
125,000	(1)Conseco, Inc.	1,054,688
72,600	Everest Re Group Ltd.	2,922,150
48,000	MGIC Investment Corp.	2,823,000
25,000	Radian Group, Inc.	1,553,125

	Total	11,443,963

	Total Financial	16,005,908
(See Notes which are an integral part of the Financial Statements)
22
August 31, 2000
Portfolio of Investments

Mid-Cap Value Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 10.2%
	Chemicals — 1.9%
125,000	Millennium Chemicals, Inc.	$2,062,500
	Intermediate Goods — 2.2%
79,327	(1)Hanson PLC, ADR	2,345,104
	Metals — 1.2%
35,000	(1)Nucor Corp.	1,286,250
	Paper & Related Products — 4.9%
226,000	(1)Abitibi-Consolidated, Inc.	2,528,375
60,000	(4)Electronics for Imaging, Inc.	1,560,000
100,000	(4)Packaging Corp. of America	1,168,750

	Total	5,257,125

	Total Raw Materials/ Intermediate Goods	10,950,979
	Telecommunications — 2.2%
18,000	Telephone and Data System, Inc.	2,088,000
47,500	(1)(4)Key3Media Group, Inc.	359,219

	Total Telecommunications	2,447,219

	Total Common Stocks (identified cost $83,706,013)	101,419,299
	(3)Repurchase Agreement — 4.8%
$5,214,329	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	5,214,329

	Total Investments (identified cost $88,920,342)	$106,633,628

Mid-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 95.4%
	Capital Goods — 46.5%
	Computer Services — 7.3%
65,000	(4)Diamond Technology Partners, Class A	$4,147,812
100,000	(4)FISERV, Inc.	5,418,750
205,000	(1)(4)Internet Security Systems, Inc.	16,605,000
120,000	Paychex, Inc.	5,355,000
50,000	(4)Sonicwall, Inc.	3,806,250
240,000	(1)(4)Ziff-Davis, Inc.	4,680,000

	Total	40,012,812
	Electrical Equipment — 1.5%
156,250	(1)Molex, Inc.	8,251,953
	Semi-Conductor — 8.8%
160,000	(4)Altera Corp.	10,370,000
60,000	(1)(4)Applied Micro Circuits Corp.	12,176,250
100,000	(1)(4)Caliper Technologies Corp.	6,212,500
40,000	(4)Marvell Technology Group Ltd.	2,855,000
100,000	(4)Triquint Semiconductor, Inc.	5,531,250
120,000	(4)Vitesse Semiconductor Corp.	10,657,500

	Total	47,802,500

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Technology — 28.9%
55,000	(1)(4)Aether Systems, Inc.	$7,617,500
320,000	(4)CommScope, Inc.	7,980,000
200,000	(1)(4)Flextronics International Ltd.	16,662,500
120,000	(1)(4)Handspring, Inc.	4,230,000
70,000	(4)Inktomi Corp.	9,126,250
100,000	(4)Integrated Device Technology, Inc.	8,775,000
100,000	(1)(4)JDS Uniphase Corp.	12,448,437
200,000	(4)Jabil Circuit, Inc.	12,762,500
70,000	(4)Mercury Interactive Corp.	8,553,125
110,000	(1)(4)Phone.com, Inc.	10,168,125
75,000	(1)(4)SDL, Inc.	29,798,438
100,000	(4)Sawtek, Inc.	5,043,750
240,000	Scientific-Atlanta, Inc.	18,705,000
200,000	(4)Tetra Tech, Inc.	5,425,000

	Total	157,295,625

	Total Capital Goods	253,362,890
	Consumer Non-Durables — 24.7%
	Broadcasting — 9.3%
220,000	(1)(4)American Tower Systems Corp.	7,988,750
315,000	(4)Cox Radio, Inc., Class A	6,555,937
210,000	(4)Hispanic Broadcasting Corp.	5,394,375
110,000	(4)Macrovision Corp.	11,728,750
120,000	(1)(4)Univision Communications, Inc., Class A	5,295,000
325,000	(4)USA Networks, Inc.	7,820,313
200,000	(4)Westwood One, Inc.	5,562,500

	Total	50,345,625
	Pharmaceuticals & Health Care — 6.1%
68,000	(4)Alexion Pharmaceuticals, Inc.	7,140,000
30,000	(4)Celgene Corp.	2,220,000
132,500	(4)Geltex Pharmaceuticals, Inc.	5,368,320
250,000	(4)Health Management Association, Class A	4,078,125
162,500	(4)Intermune Pharmaceuticals, Inc.	6,185,156
130,000	(1)(4)King Pharmaceuticals, Inc.	4,176,250
70,000	(4)Watson Pharmaceuticals, Inc.	4,318,125

	Total	33,485,976
	Leisure & Recreation — 2.5%
200,000	(1)Harley Davidson, Inc.	9,962,500
165,000	(4)Steiner Leisure Ltd.	3,774,375

	Total	13,736,875
	Medical Supplies — 0.8%
102,500	(4)Aviron	4,612,500
	Publishing — 0.6%
175,000	(4)Primedia, Inc.	3,128,125
	Retail — 4.4%
113,000	(4)99 Cents Only Stores	5,077,938
300,000	(1)(4)Bed Bath & Beyond, Inc.	5,268,750
240,000	(4)Kohl’s Corp.	13,440,000

	Total	23,786,688
	Services — 1.0%
150,000	(4)Crown Castle International Corp.	5,203,125

	Total Consumer Non-Durables	134,298,914
(See Notes which are an integral part of the Financial Statements)
23

■ Marshall Funds

Mid-Cap Growth Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Energy — 5.5%
	Oil & Gas Products — 4.3%
200,000	(1)EOG Resources, Inc.	$7,650,000
150,000	(4)Global Marine, Inc.	4,846,875
125,000	(4)Nabors Industries, Inc.	5,945,312
100,000	(4)Noble Drilling Corp.	4,850,000

	Total	23,292,187
	Oil Services — 1.2%
220,000	(4)Rowan Cos., Inc.	6,820,000

	Total Energy	30,112,187
	Financial — 9.1%
	Banks — 2.0%
130,000	Northern Trust Corp.	10,960,625
	Financial Services — 2.7%
100,000	(1)Lehman Brothers Holdings, Inc.	14,500,000
	Insurance — 2.8%
100,000	Ambac Financial Group, Inc.	6,462,500
150,000	MGIC Investment Corp.	8,821,875

	Total	15,284,375
	Real Estate Investment Trusts — 1.6%
220,000	(1)(4)Pinnacle Holdings, Inc.	8,855,000

	Total Financial	49,600,000
	Telecommunications — 9.6%
275,000	(1)(4)Adelphia Communications Corp., Class A	9,212,500
180,000	(4)Allegiance Telecom, Inc.	8,966,250
35,000	(4)Anaren Microwave, Inc.	4,132,188
70,000	(1)(4)AudioCodes Ltd.	7,866,250
94,000	(4)Clear Channel Communications, Inc.	6,803,250
75,000	(1)(4)Corvis Corp.	7,785,937
55,000	(1)(4)New Focus, Inc.	7,593,438

	Total Telecommunications	52,359,813

	Total Common Stocks (identified cost $333,016,716)	519,733,804

	(3)Repurchase Agreement — 7.2%
$39,340,100	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	39,340,100

	Total Investments (identified cost $372,356,816)	$559,073,904

Small-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 94.1%
	Capital Goods — 45.8%
	Computer Services — 7.5%
50,000	(4)Concurrent Computer Corp.	$856,250
75,000	(4)Diamond Technology Partners, Class A	4,785,937
60,000	FactSet Research Systems	2,051,250
25,000	(4)Internet Security Systems, Inc.	2,025,000
8,500	(4)Sonicwall, Inc.	647,062
90,000	(1)(4)ZDNet	1,755,000

	Total	12,120,499

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Electrical Equipment — 2.2%
70,000	(1)(4)ACT Manufacturing, Inc.	$3,565,625
	Semi-Conductor — 9.1%
45,000	(4)Applied Micro Circuits Corp.	9,132,187
45,000	(4)MKS Instruments, Inc.	1,580,625
70,000	(4)Triquint Semiconductor, Inc.	3,871,875

	Total	14,584,687
	Technology — 27.0%
10,000	(1)(4)Active Power, Inc.	702,500
30,000	(4)Adept Technology, Inc.	1,498,125
35,000	(1)(4)Aether Systems, Inc.	4,847,500
30,000	(1)(4)CacheFlow, Inc.	3,281,250
100,000	(4)C-Cor. Net Corp.	1,950,000
80,000	(4)CommScope, Inc.	1,995,000
80,000	(1)(4)Flextronics International Ltd.	6,665,000
20,000	(4)Floware Wireless Systems Ltd.	527,500
120,000	(1)(4)McAfee.com Corp.	3,157,500
125,000	(1)(4)Mentor Graphics Corp.	2,359,375
20,000	(1)(4)SDL, Inc.	7,946,250
34,500	(1)(4)Sonic Innovations, Inc.	357,938
120,000	(4)Tetra Tech, Inc.	3,255,000
100,000	(4)Watchguard Technologies, Inc.	4,912,500

	Total	43,455,438

	Total Capital Goods	73,726,249
	Consumer Non-Durables — 20.6%
	Banks — 1.5%
80,000	Cullen Frost Bankers, Inc.	2,480,000
	Broadcasting — 6.4%
100,000	(1)(4)American Tower Systems Corp., Class A	3,631,250
120,000	(4)Cox Radio, Inc., Class A	2,497,500
30,000	(4)Hispanic Broadcasting Corp.	770,625
120,000	(4)Westwood One, Inc.	3,337,500

	Total	10,236,875
	Communication Services — 2.5%
52,500	(1)(4)Mpower Communications Corp.	967,969
69,000	(4)SBA Communications Corp.	3,079,125

	Total	4,047,094
	Leisure & Recreation — 1.5%
105,000	(4)Steiner Leisure Ltd.	2,401,875
	Medical Supplies — 2.2%
90,000	(1)(4)Aspect Medical Systems, Inc.	1,732,500
40,000	(1)(4)Aviron	1,800,000

	Total	3,532,500
	Pharmaceuticals & Health Care — 4.7%
27,000	(4)Alexion Pharmaceuticals, Inc.	2,835,000
60,000	(4)Geltex Pharmaceuticals, Inc.	2,430,937
59,200	(4)Intermune Pharmaceuticals, Inc.	2,253,300

	Total	7,519,237
	Retail — 1.8%
33,000	(4)99 Cents Only Stores	1,482,937
60,000	(4)Too, Inc.	1,477,500

	Total	2,960,437

	Total Consumer Non-Durables	33,178,018

(See Notes which are an integral part of the Financial Statements)
24

August 31, 2000
Portfolio of Investments

Small-Cap Growth Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Energy — 4.8%
	Domestic & International Oil — 1.2%
34,000	(1)Devon Energy Corp.	$1,991,125
	Oil & Gas Products — 3.6%
30,000	(4)BJ Services Co.	2,010,000
97,000	Noble Affiliates, Inc.	3,758,750

	Total	5,768,750

	Total Energy	7,759,875
	Financial — 6.4%
	Insurance — 3.7%
50,000	Radian Group, Inc.	3,106,250
100,000	Raymond James Financial, Inc.	2,850,000

	Total	5,956,250
	Real Estate Investment Trust — 2.7%
109,000	(4)Pinnacle Holdings, Inc.	4,387,250

	Total Financial	10,343,500
	Telecommunications — 16.5%
77,400	(1)(4)ADC Telecommunications, Inc.	3,168,562
155,000	(4)Adelphia Business Solutions, Inc., Class A	2,315,312
25,000	(4)Anaren Microwave, Inc.	2,951,563
40,000	(4)AudioCodes Ltd.	4,495,000
110,000	(1)(4)GT Group Telecom, Inc., Class B	1,746,250
115,000	(4)LCC International, Inc., Class A	2,522,813
30,400	(1)(4)Lexent, Inc.	1,020,300
155,000	(1)(4)McLeodUSA, Inc., Class A	2,450,938
50,000	(4)Pac-West Telecomm, Inc.	706,250
70,000	(4)SeaChange International, Inc.	2,100,000
21,000	(4)Time Warner Telecom, Inc., Class A	1,363,688
110,000	(1)(4)Westell Technologies, Inc., Class A	1,760,000

	Total Telecommunications	26,600,676

	Total Common Stocks (identified cost $100,565,983)	151,608,318
	(3)Repurchase Agreement — 8.6%
$13,836,514	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	13,836,514

	Total Investments (identified cost $114,402,497)	$165,444,832

International Stock Fund

Shares	Description	Value

	Common Stocks — 96.7%
	Australia — 1.9%
	Banks — 0.9%
314,200	National Australia Bank Ltd., Melbourne	$4,602,060
	Commercial Services — 1.0%
173,040	Brambles Industries Ltd.	4,910,148

	Total Australia	9,512,208
	Belgium — 0.5%
	Banks — 0.5%
17,000	Dexia	2,407,135
	Brazil — 0.2%
	Aerospace & Defense — 0.2%
32,500	(4)Embraer — Empresa Brasileira de Aeronautica SA, ADR	887,656
	Canada — 9.5%
	Banks — 1.6%
87,900	Royal Bank of Canada, Montreal	5,144,419
86,400	Toronto-Dominion Bank	2,468,152

	Total	7,612,571
	Computer Services — 0.7%
30,300	(4)Cognos, Inc.	1,308,581
58,000	Thomson Corp.	2,241,984

	Total	3,550,565
	Electronics — 2.0%
31,000	(4)C-MAC Industries, Inc.	2,222,312
97,100	(4)Celestica, Inc.	7,585,938

	Total	9,808,250
	Manufacturing — 1.5%
443,600	Bombardier, Inc., Class B	7,323,016
	Telecommunications — 3.7%
220,000	Nortel Networks Corp.	17,943,750

	Total Canada	46,238,152
	Denmark — 1.2%
	Pharmaceuticals & Health Care — 0.9%
21,200	Novo-Nordisk AS, Class B	4,304,684
	Utilities — Electric — 0.3%
32,100	(4)Vestas Wind Systems AS	1,425,919

	Total Denmark	5,730,603
	Finland — 1.5%
	Telecommunications — 1.5%
158,800	Nokia Oyj, Class A, ADR	7,136,075
	France — 12.6%
	Banks — 1.8%
48,600	BNP Paribas SA	4,465,472
75,400	Societe Generale, Paris	4,464,656

	Total	8,930,128
	Beverages & Foods — 1.7%
58,500	Groupe Danone	7,987,355
	Broadcasting — 0.5%
35,000	TF1 — TV Francaise	2,550,950
	Domestic & International Oil — 1.5%
49,400	Total Fina SA, Class B	7,328,147
	Insurance — 1.5%
52,619	Axa	7,488,018
	Leisure & Recreation — 0.3%
20,700	LVMH	1,606,100

(See Notes which are an integral part of the Financial Statements)
25

■ Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	France (continued)
	Manufacturing — 0.8%
52,600	Schneider SA	$3,875,740
	Pharmaceuticals & Health Care — 0.7%
47,600	Aventis SA	3,570,709
	Retail — 0.5%
30,600	Carrefour SA	2,230,259
	Semi-Conductor — 0.3%
20,800	STMicroelectronics NV	1,274,099
	Telecommunications — 3.0%
179,900	Alcatel	14,700,961

	Total France	61,542,466
	Germany — 2.1%
	Chemicals — 0.2%
30,200	Bayer AG	1,273,478
	Insurance — 1.1%
9,600	Allianz AG Holding	3,234,252
7,800	Muenchener Rueckversicherungs- Gesellschaft AG	2,138,894

	Total	5,373,146
	Manufacturing — 0.8%
23,300	Siemens AG	3,733,567

	Total Germany	10,380,191
	Hong Kong — 1.9%
	Diversified — 0.5%
163,300	Hutchison Whampoa Ltd.	2,303,244
	Telecommunications — 1.4%
900,000	(4)China Mobile (Hong Kong) Ltd.	6,923,965

	Total Hong Kong	9,227,209
	Ireland — 0.8%
	Pharmaceuticals & Health Care — 0.8%
67,000	(4)Elan Corp. PLC, ADR	3,906,938
	Israel — 2.5%
	Computer Services — 1.0%
31,600	(4)Check Point Software Technologies Ltd.	4,607,675
	Pharmaceuticals & Health Care — 1.5%
123,700	Teva Pharmaceutical Industries Ltd., ADR	7,499,313

	Total Israel	12,106,988
	Italy — 2.2%
	Banks — 0.9%
777,300	Banca Intesa SPA	3,326,033
68,000	Istituto Bancario San Paolo di Torino	1,206,133

	Total	4,532,166
	Insurance — 1.0%
371,550	Alleanza Assicurazioni	4,611,214
	Telecommunications — 0.3%
181,300	Telecom Italia Mobile SPA	1,570,863

	Total Italy	10,714,243
	Japan — 14.2%
	Chemicals — 0.4%
36,000	Shin-Etsu Chemical Co., Ltd.	1,768,777
	Electronics — 2.2%
287,000	NEC Corp.	8,207,689
60,000	Pioneer Electronic Corp.	2,531,646

	Total	10,739,335

Shares	Description	Value

	Common Stocks (continued)
	Japan (continued)
	Financial Services — 2.9%
482,000	Nomura Securities Co., Ltd.	$11,276,043
70,000	Toyota Motor Credit Corp.	3,045,476

	Total	14,321,519
	Household Product/Wares — 1.0%
32,500	Sony Corp.	3,626,348
11,000	Sony Corp., ADR	1,256,750

	Total	4,883,098
	Office Products — 0.4%
40,000	Canon, Inc.	1,789,030
	Pharmaceuticals & Health Care — 1.8%
120,000	Chugai Pharmaceutical Co., Ltd.	2,137,834
49,000	Eisai Co. Ltd.	1,479,419
90,000	Fujisawa Pharmaceutical Co., Ltd.	3,063,291
39,000	Takeda Chemical Industries, Ltd.	2,307,455

	Total	8,987,999
	Retail — 0.5%
16,200	Fast Retailing Co., Ltd.	2,602,785
	Technology — 0.8%
116,000	Fujitsu Ltd.	3,360,900
900	Keyence Corp.	298,734

	Total	3,659,634
	Telecommunications — 2.8%
10,000	Matsushita Communication Industrial Co., Ltd.	1,383,029
464	NTT DoCoMo, Inc.	12,268,918

	Total	13,651,947
	Utilities — Electric — 1.4%
209,000	Furukawa Electric Co., Ltd.	6,721,707

	Total Japan	69,125,831
	Korea — 0.3%
	Electronics — 0.3%
7,100	Samsung Electronics Co.	1,751,387
	Mexico — 1.1%
	Banks — 0.8%
777,700	Grupo Financiero Banamex Accival, SA de CV, Class O	3,972,600
	Diversified — 0.3%
27,800	(4)Fomento Economico Mexicano, SA de CV, ADR	1,266,638

	Total Mexico	5,239,238
	Netherlands — 8.0%
	Beverages & Foods — 1.7%
86,500	Koninklijke Ahold NV	2,443,470
115,500	Koninklijke Numico NV	5,834,250

	Total	8,277,720
	Chemicals — 0.5%
50,400	Akzo Nobel NV	2,228,630
	Domestic & International Oil — 1.6%
129,200	Royal Dutch Petroleum Co.	7,856,767
	Electronics — 0.6%
55,397	Koninklijke (Royal) Philips Electronics NV	2,694,993
	Financial Services — 3.2%
79,200	Fortis NV	2,437,641
197,800	ING Group NV	13,240,013

	Total	15,677,654

(See Notes which are an integral part of the Financial Statements)
26
August 31, 2000

Portfolio of Investments

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Netherlands (continued)
	Insurance — 0.2%
29,300	Aegon NV	$1,141,887
	Technology — 0.2%
23,600	Qiagen NV	1,127,159

	Total Netherlands	39,004,810
	Singapore — 1.3%
	Electronics — 1.3%
79,400	(4)Flextronics International Ltd.	6,615,013
	Spain — 1.4%
	Banks — 0.5%
228,800	Banco Santander Central Hispano SA	2,457,719
	Telecommunications — 0.9%
229,516	Telefonica SA	4,401,062

	Total Spain	6,858,781
	Sweden — 3.8%
	Banks — 1.6%
352,600	Nordbanken Holding AB	2,446,588
316,500	Svenska Handelsbanken AB, Class A	5,230,407

	Total	7,676,995
	Telecommunications — 2.2%
544,000	Telefonaktiebolaget LM Ericsson AB	10,978,199

	Total Sweden	18,655,194
	Switzerland — 7.0%
	Banks — 0.9%
21,100	Credit Suisse Group	4,408,955
	Beverages & Foods — 1.5%
3,380	Nestle SA	7,283,881
	Building Materials — 0.2%
900	Holderbank Financiere Glarus AG, Class B	1,062,744
	Manufacturing — 0.9%
40,100	(4)ABB Ltd.	4,460,370
	Pharmaceuticals & Health Care — 1.3%
4,250	Novartis AG	6,426,234
	Services — 0.3%
1,970	Adecco SA	1,509,730
	Retail — 1.9%
1,220	Compagnie Financiere Richemont AG	3,454,799
3,850	The Swatch Group AG, Class B	5,470,006

	Total	8,924,805

	Total Switzerland	34,076,719
	United Kingdom — 18.5%
	Aerospace & Defense — 0.9%
144,700	BAA PLC	1,154,859
534,500	British Aerospace PLC	3,327,381

	Total	4,482,240
	Banks — 3.7%
902,400	HSBC Holdings PLC	12,976,880
279,000	Royal Bank of Scotland PLC, Edinburgh	5,036,423

	Total	18,013,303

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	United Kingdom (continued)
	Beverages & Foods — 0.4%
265,800	Diageo PLC	$2,267,931
	Domestic & International Oil — 2.3%
1,209,900	BP Amoco PLC	11,069,605
	Financial Services — 2.2%
498,789	Amvescap PLC	10,639,758
	Household Product/Wares — 0.5%
193,000	Reckitt Benckiser PLC	2,302,113
	Insurance — 0.9%
352,900	(4)Allied Zurich PLC	4,319,509
	Multimedia — 0.3%
48,473	Pearson PLC	1,399,750
	Pharmaceuticals & Health Care — 2.2%
678,800	Smithkline Beecham Corp.	8,840,439
38,000	AstraZeneca Group PLC	1,731,454

	Total	10,571,893
	Retail — 0.2%
171,200	Kingfisher PLC	1,242,142
	Services — 1.0%
352,800	WPP Group PLC	5,006,855
	Telecommunications — 3.4%
478,700	Marconi PLC	8,488,524
2,033,921	Vodafone Group PLC	8,212,336

	Total	16,700,860
	Tobacco — 0.5%
401,000	British American Tobacco PLC	2,577,779

	Total United Kingdom	90,593,738

	United States — 4.2%
	Electrical Equipment — 0.8%
66,000	Tyco International Ltd.	3,762,000
	Electronics — 0.3%
6,700	(4)PMC-Sierra, Inc.	1,581,200
	Oil Services — 1.3%
109,400	Transocean Sedco Forex, Inc.	6,536,650
	Insurance — 0.5%
43,600	Aflac, Inc.	2,354,400
	Telecommunications — 1.3%
16,000	(4)Amdocs Ltd.	1,143,000
57,300	(4)Comverse Technology, Inc.	5,268,019

	Total	6,411,019

	Total United States	20,645,269
	Total Common Stocks (identified cost $407,422,987)	472,355,844
	(3)Repurchase Agreement — 1.8%
$8,930,000	State Street Corp., 5.25%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	8,930,000

	Total Investments (identified cost $416,352,987)	$481,285,844

(See Notes which are an integral part of the Financial Statements)
27

■ Marshall Funds

Government Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 4.6%
$6,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	$5,953,200
10,643,000	Greenwich Capital Acceptance, Series 1995-BA1, Class A4, 7.150%, 8/10/2020	10,398,317

	Total Asset-Backed Securities (identified cost $16,665,899)	16,351,517
	Collateralized Mortgage Obligations — 21.8%
15,000,000	Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666-H)	14,505,000
10,430,000	Federal Home Loan Mortgage Corp., 6.500%, 1/20/2015, REMIC (Series 2204-H)	9,844,564
10,000,000	Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	9,575,600
20,600,000	Federal Home Loan Mortgage Corp., 7.000%, 11/15/2006, REMIC (Series 2196-ME)	20,461,362
4,469,463	Federal Home Loan Mortgage Corp., 7.025%, 10/15/2008, REMIC (Series 1601-FA)	4,455,652
15,207,072	Federal Home Loan Mortgage Corp., 7.375%, 10/15/2008, REMIC (Series 1624-FA)	15,312,001
108,405	Independent National Mortgage Corp., 7.250%, 11/25/2010	107,984
4,110,000	Residential Funding Mortgage Securities I, Series 1993-S43, Class A5, 5.950%, 11/25/2023	3,951,724

	Total Collateralized Mortgage Obligations (identified cost $76,051,075)	78,213,887
	Corporate Bonds — 2.1%
3,000,000	(5)HSB Group, Inc., FRN, 7.644%, 10/15/2000	2,757,360
5,000,000	(5)TXU Gas Capital, FRN, 8.129%, 10/1/2000	4,811,350

	Total Corporate Bonds (identified cost $7,909,300)	7,568,710
	Government Agencies — 9.6%
	Federal Home Loan Mortgage Corporation — 2.5%
6,800,000	5.780%, 5/7/2004	6,548,264
2,440,911	9.500%, 2/1/2025	2,528,637

	Total	9,076,901
	Federal National Mortgage Association — 7.1%
16,000,000	5.780%, 5/7/2004	15,407,680
10,000,000	6.500%, 8/15/2004	9,900,100

	Total	25,307,780

	Total Government Agencies (identified cost $33,904,003)	34,384,681

Principal Amount	Description	Value

	Mortgage Backed Securities — 50.2%
	Federal Home Loan Mortgage Corporation — 7.5%
$15,875,348	5.000%, 8/1/2014	$14,513,719
4,197,966	7.000%, 11/1/2009	4,161,234
3,794,713	7.500%, 4/1/2024	3,793,537
1,801,985	8.500%, 9/1/2024	1,842,530
9,508	8.750%, 4/1/2001	9,532
2,381,037	9.000%, 6/1/2019	2,442,039
521	9.500%, 2/1/2001	522
205	10.500%, 10/1/2000	206

	Total	26,763,319
	Federal National Mortgage Association — 14.8%
3,785,231	5.500%, 11/1/2028	3,407,881
7,671,772	7.000%, 12/1/2010	7,599,811
19,882,862	7.000%, 5/1/2029	19,311,229
14,470,825	7.500%, 8/1/2029	14,312,514
8,335,376	8.000%, 10/1/2028	8,426,565

	Total	53,058,000
	Government National Mortgage Association — 27.9%
11,446,801	7.000%, 4/15/2029	11,268,002
6,772,971	7.000%, 5/15/2029	6,645,978
11,224,543	7.000%, 6/15/2029	11,014,082
15,275,442	7.500%, 12/15/2025	15,280,178
20,010,238	7.500%, 2/15/2027	20,004,034
13,577,416	7.500%, 8/15/2025	13,581,625
3,526,411	7.500%, 8/15/2025	3,540,729
10,906,576	8.000%, 10/15/2017	11,165,607
1,608,631	9.000%, 1/15/2010	1,662,424
4,921,811	9.000%, 11/15/2009	5,060,212
1,019,107	9.500%, 10/15/2024	1,061,145
534	10.500%, 10/15/2000	535

	Total	100,284,551

	Total Mortgage Backed Securities (identified cost $181,467,648)	180,105,870
	U.S. Treasury Securities — 10.3%
	U.S. Treasury Notes — 10.3%
35,000,000	6.125%, 8/31/2002	34,978,125
2,000,000	(1)6.500%, 8/31/2001	2,003,360

	Total U.S. Treasury (identified cost $36,984,062)	36,981,485

	Total Investments in Securities	353,606,150
	(3)Repurchase Agreement — 11.1%
39,779,546	Lehman Brothers, Inc., 6.580%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	39,779,546

	Total Investments (identified cost $392,761,533)	$393,385,696

(See Notes which are an integral part of the Financial Statements)
28
August 31, 2000
Portfolio of Investments

Intermediate Bond Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 9.2%
$5,500,000	(6)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	$5,424,705
2,500,000	Bridgestone/Firestone Master Trust, Series 1996-1, Class A, 6.17%, 7/1/2003	2,500,125
5,000,000	Citibank Credit Card Master Trust I, Series 1999-7, Class A, 6.65%, 11/15/2006	4,905,500
3,140,542	(5)(6)DLJ Commercial Mortgage Corp., Series 1998-STF2, Class A1, 7.280%, 9/5/2000	3,139,559
6,000,000	(5)(6)DLJ Leverage Loan Funding, LLC 1A, Class B1, 8.360%, 9/15/2000	5,805,000
7,750,000	First USA Credit Card Master Trust, Series 1998-9, Class A, 5.280%, 9/18/2006	7,350,565
7,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.81%, 11/15/2029	6,945,400
10,000,000	Metris Master Trust, Series 1997-1, Class A, 6.87%, 11/20/2005	9,981,800
2,436,470	(6)Pegasus Aviation Lease Securitization, Series 1999-1A, Class A1, 6.30%, 3/25/2029	2,361,090
8,259,921	TMS Home Equity Trust, Series 1996-B, Class A7, 7.55%, 2/15/2020	8,256,452

	Total Asset-Backed Securities (identified cost $57,551,450)	56,670,196
	Collateralized Mortgage Obligations — 6.1%
5,000,000	(6)Criimi Mae CMBS Corp., Series 1998-1, Class A2, 6.009%, 2/20/2005	4,596,675
6,000,000	(6)Criimi Mae CMBS Corp., Series 1998-1, Class A3, 6.306%, 12/20/2007	5,560,776
5,421,513	Federal Home Loan Mortgage Corp., Series 1829, Class H, 6.50%, 10/15/2021	5,356,373
899,615	Federal Home Loan Mortgage Corp., Series 1834, Class A, 7.00%, 1/15/2020	897,564
5,921,520	Federal National Mortgage Association, Series 1997-17, Class PD, 7.00%, 4/18/2021	5,906,420
12,000,000	J.P. Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A2, 7.069%, 9/15/2029	11,956,806
3,203,994	(6)Prudential Home Mortgage Securities, Series 1992-B, Class 2B, 6.757%, 9/28/2008	3,123,366

	Total Collateralized Mortgage Obligations (identified cost $38,216,871)	37,397,980
	Corporate Bonds — 46.2%
	Banks — 5.6%
7,000,000	Bank of America Corp., Note, 6.625%, 6/15/2004	6,865,530

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Banks (continued)
$5,210,000	Bank of America Corp., Sub. Note, 7.80%, 2/15/2010	$5,299,039
5,000,000	Bank One Corp., Sr. Note, 7.625%, 8/1/2005	5,042,000
5,000,000	Norwest Corp., MTN, (Series F), 6.50%, 6/1/2005	4,835,850
7,000,000	(5)(6)Old Kent Capital Trust I, 7.511%, 2/1/2027	6,542,578
6,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, 6.50%, 6/4/2003	5,738,748

	Total	34,323,745
	Communications — 4.1%
5,000,000	BellSouth Capital Funding Corp., Note, 7.75%, 2/15/2010	5,055,350
1,800,000	Deutsche Telekom AG, Global Bond, 7.75%, 6/15/2005	1,823,040
2,000,000	Deutsche Telekom AG, Global Bond, 8.00%, 6/15/2010	2,026,440
5,000,000	(6)Vodafone Group PLC, Note, 7.625%, 2/15/2005	5,059,650
4,000,000	WorldCom, Inc., Note, 8.25%, 5/15/2010	4,149,360
7,000,000	WorldCom, Inc., Sr. (Note, 6.125%, 8/15/2001	6,940,010

	Total	25,053,850
	Consumer Cyclical — 4.2%
7,500,000	DaimlerChrysler AG, Company Guarantee, 6.90%, 9/1/2004	7,420,125
5,000,000	Dayton-Hudson Corp., Unsecd. Note, 6.40%, 2/15/2003	4,925,300
10,000,000	Dayton-Hudson Corp., Unsecd. Note, 9.75%, 7/1/2002	10,451,900
3,000,000	Goodyear Tire & Rubber Co., Unsecd. Note, 8.125%, 3/15/2003	3,036,360

	Total	25,833,685
	Financial Services — 14.8%
8,000,000	(5)Bear Stearns Cos., Inc., 7.00%, 1/15/2002	7,874,400
12,000,000	(5)(6)Credit Suisse, London, Sub. Note, 7.90%, 5/1/2007	11,343,768
4,064,000	FINOVA Capital Corp., Note, 6.25%, 11/1/2002	2,971,800
17,400,000	Ford Motor Credit Co., Bond, 6.70%, 7/16/2004	16,971,960
2,000,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	1,943,400
4,250,000	General Electric Capital Corp., Note, 7.50%, 6/5/2003	4,315,917
8,165,000	General Motors Acceptance Corp., Unsecd. Note, 7.00%, 6/6/2003	8,101,150
4,000,000	Household Netherlands BV, Company Guarantee, 6.20%, 12/1/2003	3,877,160
5,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 7.50%, 8/1/2026	4,998,350
5,000,000	(5)MBNA Global Capital Securities, Jr. Sub. Deb., 7.511%, 11/1/2000	4,258,450
7,000,000	Morgan Stanley Group, Inc., Note, 8.00%, 6/15/2010	7,275,590

(See Notes which are an integral part of the Financial Statements)
29

■ Marshall Funds

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Financial Services (continued)
$5,000,000	PaineWebber Group, Inc., Note, 6.45%, 12/1/2003	$4,876,650
12,000,000	Sears Roebuck Acceptance Corp., Note, Series III, 7.01%, 9/19/2002	11,896,320

	Total	90,704,915
	Household Product/Wares — 0.8%
5,000,000	Procter & Gamble Co., Unsub., 6.60%, 12/15/2004	4,947,550
	Industrial Defense — 1.0%
6,000,000	Lockheed Martin Corp., Note, 7.95%, 12/1/2005	6,111,120
	Industrial Services — 6.0%
10,000,000	IMC Global, Inc., Deb., 6.875%, 7/15/2007	9,298,900
9,800,000	(6)Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	9,733,958
6,600,000	NRG Energy, Inc., Sr. Note, 7.50%, 6/1/2009	6,358,308
5,000,000	Waste Management, Inc., Note, 6.625%, 7/15/2002	4,831,250
7,000,000	(5)Waste Management, Inc., Unsecd. Note, 7.70%, 10/1/2002	6,879,670

	Total	37,102,086
	Insurance — 1.1%
5,000,000	Conseco, Inc., Note, 6.80%, 6/15/2005	3,025,000
4,000,000	(5)HSB Group, Inc., Company Guarantee, 7.644%, 10/16/2000	3,676,480

	Total	6,701,480
	Transportation — 2.2%
5,000,000	(6)American Trans Air, Series 2000-IG, Pass Thru Cert., 8.039%, 1/15/2016	5,002,300
4,496,393	Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	4,257,230
4,000,000	Delta Air Lines, Inc., Equipment Trust, Series 1993-A2, 10.50%, 4/30/2016	4,587,880

	Total	13,847,410
	Utilities — 0.6%
4,000,000	(6)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	3,995,840
	Utilities — Electric — 4.7%
5,000,000	Edison International, Note, 6.875%, 9/15/2004	4,919,750
4,000,000	Korea Electric Power Corp., Deb., 6.00%, 12/1/2026	3,924,000
5,000,000	Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	5,089,650
5,000,000	(6)Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	5,048,800
3,000,000	Pinnacle Partner, Sr. Note, 8.83%, 8/15/2004	3,016,020
7,500,000	TXU Eastern Funding Co., Company Guarantee, 6.75%, 5/15/2009	6,789,975

	Total	28,788,195

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Utilities — Natural Gas — 1.1%
$7,000,000	(5)TXU Gas Capital I, Company Guarantee, 8.129%, 10/2/2000	$6,735,890

	Total Corporate Bonds (identified cost $294,035,443)	284,145,766
	Corporate Notes — 2.6%
	Tobacco — 1.6%
10,000,000	Philip Morris Cos., Inc., Note, 7.25%, 9/15/2001	9,924,100
	Transportation — 1.0%
6,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	5,807,340

	Total Corporate Notes (identified cost $15,947,100)	15,731,440
	Government Agencies — 4.1%
	Federal Home Loan Bank — 1.8%
5,000,000	5.43%, 11/17/2008	4,513,900
6,500,000	5.58%, 8/17/2001	6,435,000

	Total	10,948,900
	Federal National Mortgage Association — 2.3%
15,000,000	6.00%, 5/15/2008	14,223,000

	Total Government Agencies (identified cost $25,512,245)	25,171,900
	Mortgage Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation — 0.0%
65,642	8.75%, 4/1/2001	65,810
	Federal National Mortgage Association — 0.8%
4,820,572	7.635%, 8/1/2011	4,941,087

	Total Mortgage Backed Securities (identified cost $5,268,352)	5,006,897
	U.S. Treasury Securities — 22.8%
	U.S. Treasury Bill — 4.0%
25,000,000	United States Treasury Bill, 11/2/2000	24,745,000
	U.S. Treasury Notes — 18.8%
25,000,000	(1) 5.50%, 12/31/2000	24,921,750
5,000,000	(1) 6.00%, 8/15/2004	4,992,500
1,000,000	(1) 6.00%, 8/15/2009	1,005,900
35,000,000	6.125%, 8/31/2002	34,978,125
15,000,000	(1) 6.375%, 8/15/2002	15,051,900
5,000,000	(1) 6.50%, 10/15/2006	5,121,600
3,200,000	(1) 6.75%, 5/15/2005	3,299,008
15,000,000	(1) 7.50%, 2/15/2005	15,846,600
10,000,000	(1) 7.875%, 8/15/2001	10,142,900

	Total	115,360,283

	Total U.S. Treasury Securities (identified cost $140,003,488)	140,105,283

	Total Investment in Securities	564,229,462
	(3)Repurchase Agreement — 13.5%
82,935,978	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	82,935,978

	Total Investments (identified cost $659,470,927)	$647,165,440

(See Notes which are an integral part of the Financial Statements)
30
August 31, 2000
Portfolio of Investments

Money Market Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 2.7%
	Diversified — 2.7%
$10,000,000	CC (USA), Inc., 7.120%, 5/7/2001	$10,000,000
10,000,000	Centauri, 6.780%, 4/25/2001	10,000,000
15,000,000	Sigma Finance Corp., 6.960%, 4/3/2001	15,000,000
20,000,000	Sigma Finance Corp., Class A, 6.860%, 4/18/2001	20,000,000

	Total Asset-Backed Securities (identified cost $51,480,060)	55,000,000
	(7)Commercial Paper — 8.9%
	Advertising — 3.6%
73,882,000	Omnicom Finance, Inc., 6.540% - 6.570%, 9/18/2000 - 9/29/2000	73,600,047
	Broker/Dealers — 1.2%
25,000,000	Donaldson, Lufkin and Jenrette, Inc., 6.570%, 11/27/2000	24,603,062
	Diversified — 1.2%
25,000,000	Thames Asset Global, 6.570%, 10/23/2000	24,762,750
	Foreign Banks — 0.7%
15,000,000	Commerzbank AG, NY, 7.055%, 7/19/2001	14,996,880
	Short-Term Business Credit — 1.7%
35,000,000	Textron Financial Corp., 6.550%, 12/5/2000	34,395,034
	Utilities — 0.5%
10,500,000	NSTAR, 6.620%, 9/18/2000	10,467,176

	Total Commercial Paper	182,824,949
	Corporate Bonds — 9.2%
	Asset-Backed — 1.9%
20,000,000	Beta Finance, Inc., 6.630%, 1/23/2001	20,000,000
20,000,000	Beta Finance, Inc., 6.750%, 3/15/2001	20,000,000

	Total	40,000,000
	Personal Credit — 4.4%
75,000,000	American Honda Finance Corp., 6.730%, 1/22/2001	74,997,124
15,000,000	Ford Motor Credit Co., 7.020%, 10/10/2000	15,013,691

	Total	90,010,815
	Telecommunications — 2.9%
60,000,000	GTE Corp., 6.820%, 12/11/2000	59,987,074

	Total Corporate Bonds	189,997,889
	(5)Variable-Rate Notes — 69.2%
	Automotive — 0.7%
13,500,000	General Motors Acceptance Corp., 7.060%, 9/15/2000	13,509,138
	Banks — 15.0%
25,000,000	Allfirst Bank, 6.704%, 10/26/2000	24,997,841
50,000,000	Bank One Corp., 6.710%, 11/17/2000	49,999,051
25,000,000	Bank One Corp., 6.869%, 10/16/2000	25,015,685

Principal Amount	Description	Value

	(5)Variable-Rate Notes (continued)
	Banks (continued)
$14,650,000	Branch Banking & Trust Co., Wilson, 6.900%, 11/30/2000	$14,658,041
8,350,000	Corestates Capital Corp., 6.740%, 10/10/2000	8,350,059
75,000,000	Fleet Boston Financial Corp., Series P, 6.708%, 9/13/2000	74,971,248
21,500,000	Huntington National Bank, 6.772%, 11/2/2000	21,505,836
75,000,000	SMM Trust, Series 1999A-1, 6.780%, 9/13/2000	75,000,000
15,000,000	Union Bank of California, 6.814%, 10/16/2000	15,000,162

	Total	309,497,923
	Broker/Dealers — 16.3%
75,000,000	Bank of America, 6.740%, 11/25/2000	75,000,000
75,000,000	Bear Stearns Cos., Inc., 6.690%, 9/1/2000	75,000,000
75,000,000	Goldman Sachs & Co., 6.793%, 9/11/2000	75,000,000
35,000,000	J.P. Morgan & Co., Inc., 6.630%, 9/1/2000	35,000,000
50,000,000	Merrill Lynch & Co., Inc., 6.690%, 10/12/2000	49,996,829
25,000,000	Merrill Lynch & Co., Inc., 6.829%, 10/3/2000	25,000,088

	Total	334,996,917
	Construction Equipment — 0.7%
15,000,000	Caterpillar Financial Services Corp., 6.784%, 11/5/2000	15,007,321
	Diversified Manufacturing — 1.2%
25,000,000	Danaher Corp., 6.621%, 9/1/2000	25,000,000
	Forest Products & Paper — 3.6%
75,000,000	Willamette Industries, Inc., 6.651%, 9/1/2000	75,000,000
	Insurance — 14.8%
40,000,000	American General Corp., 6.690%, 11/18/2000	40,000,000
40,000,000	Commonwealth Life Insurance, 6.920%, 9/1/2000	40,000,000
50,000,000	GE Life and Annuity Assurance Co., 6.800%, 10/20/2000	50,000,000
40,000,000	Jackson National Life Insurance Co., 6.710%, 11/1/2000	40,000,000
50,000,000	Metropolitan Life Insurance Co., 6.830%, 9/1/2000	50,000,000
10,000,000	Monumental Life Insurance Co., 6.830%, 10/2/2000	10,000,000
25,000,000	Monumental Life Insurance Co., 6.850%, 10/2/2000	25,000,000
50,000,000	Travelers Insurance Co., 6.819%, 10/2/2000	50,000,000

	Total	305,000,000
	Other Consumer Non-Durables — 2.7%
55,000,000	Unilever Capital Corp., 6.649%, 9/7/2000	55,000,000
	Personal Credit — 8.9%
50,000,000	Associates Corp. of North America, 6.773%, 9/26/2000	50,000,000
(See Notes which are an integral part of the Financial Statements)
31

■ Marshall Funds

Money Market Fund (continued)

Principal Amount	Description	Value

	(5)Variable-Rate Notes (continued)
	Personal Credit (continued)
$20,000,000	Associates Corp. of North America, 6.780%, 11/27/2000	$20,011,969
20,000,000	GMAC Australia Finance, 6.790%, 10/23/2000	20,004,550
15,000,000	GMAC Australia Finance, 6.963%, 10/30/2000	15,014,486
13,000,000	GMAC International Finance B.V., 6.781%, 11/13/2000	13,004,688
50,000,000	Household Finance Corp., 6.745%, 9/29/2000	50,000,000
15,000,000	Toyota Motor Credit Corp., 6.793%, 9/7/2000	14,999,796

	Total	183,035,489
	Short-Term Business Credit — 3.6%
74,000,000	Heller Financial, Inc., 6.899%, 9/1/2000	74,000,000
	Telecommunications — 1.7%
35,000,000	SBC Communications, Inc., 6.630%, 11/15/2000	34,997,607

	Total Variable-Rate Notes	1,425,044,395

	Total Investment in Securities	1,852,867,233
	(3)Repurchase Agreement — 9.6%
$197,422,935	Lehman Brothers, Inc., 6.580%, dated 8/31/2000, due 9/1/2000	$197,422,935

	Total Investments (at amortized cost)	$2,050,290,168

(See Notes which are an integral part of the Financial Statements)
32

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at August 31, 2000.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(3)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices.

(4)	Non-income producing.

(5)	Current rate and next demand date shown.

(6)
Securities exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Funds’ board of directors.

(7)	Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
COL—Collateralized
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GIC—Guaranteed Investment Contract
GNMA—Government National Mortgage Association
GO—General Obligation
GTD—Guaranteed
HFA—House Finance Authority
HFDC—Health Facility Development Corporation
IDA—Industrial Development Authority
INS—Insured
LOC—Letter of Credit
LT—Limited Tax
MBIA—Municipal Bond Investors Assurance
MTN—Medium Term Note
PCA—Pollution Control Authority
PLC—Public Limited Authority
PRF—Prerefunded
PSFG—Permanent School Fund Guarantee
UT—Unlimited Tax

Marshall	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 344,799,819		$ 81,028,202	$ 94,351,153	$13,322,951	$ 425,925,608
Large-Cap Growth & Income Fund	312,342,506		198,425,742	200,765,897	2,340,155	513,810,116
Mid-Cap Value Fund	89,343,075		17,290,553	23,602,160	6,311,607	107,622,929
Mid-Cap Growth Fund	372,620,303		186,453,601	204,985,661	18,532,060	544,531,156
Small-Cap Growth Fund	114,402,497		51,042,335	56,148,319	5,105,984	161,107,028
International Stock Fund	420,925,161		60,360,683	66,193,623	5,832,940	488,346,398
Government Income Fund	392,766,767		618,929	3,513,455	2,894,526	358,720,850
Intermediate Bond Fund	659,833,974		(12,668,534)	2,604,344	15,272,878	614,948,361
Money Market Fund	2,050,290,168	*	—	—	—	2,059,365,505

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

33
August 31, 2000
Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund

Assets:
Investments in securities, at value	$418,767,648		$484,261,630		$101,419,299
Investments in repurchase agreements	7,060,373		26,506,618		5,214,329
Short-term investments held as collateral for securities lending	31,245,100		84,210,740		15,019,300
Cash	—		—		—
Cash denominated in foreign currencies (at cost, $2,082,016)	—		—		—
Income receivable	1,170,609		400,124		111,287
Receivable for investments sold	—		12,172,211		1,493,900
Receivable for capital stock sold	90,450		237,299		74,145
Receivable for daily variation margin	88,000		176,000		—
Deferred organizational costs	—		—		—

Total assets	458,422,180		607,964,622		123,332,260
Liabilities:
Payable for capital stock redeemed	329,606		110,970		139,111
Payable for income distribution	—		—		—
Payable for investments purchased	—		9,253,185		419,815
Payable on collateral due to broker	31,245,100		84,210,740		15,019,300
Net payable for foreign currency exchange contracts	—		—		—
Options written, at value (premium received $435,625)	457,170		—		—
Accrued expenses	464,696		579,611		131,105

Total liabilities	32,496,572		94,154,506		15,709,331

Total Net Assets	$425,925,608		$513,810,116		$107,622,929

Net Assets Consist of:
Paid-in-capital	344,155,111		293,544,129		83,303,302
Net unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	81,344,567		200,793,920		17,713,286
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	277,228		19,084,980		6,098,764
Undistributed net investment income (loss)	148,702		387,087		507,577

Total Net Assets	$425,925,608		$513,810,116		$107,622,929

Net Asset Value, Offering Price, and Redemprion Proceeds Per Share
Investor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$14.62		$19.22		$10.85
Offering Price Per Share	$14.62		$19.22		$10.85
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$14.62		$19.22		$10.85
Offering Price Per Share	$15.51	*	$20.39	*	$11.51	*
Institutional Class of Shares:
Net Asset Value and Redemption proceeds Per Share	—		—		—
Offering Price Per Share	—		—		—
Net Assets:
Investor Class of Shares	$423,844,628		$510,194,952		$106,568,994
Advisor Class of Shares	2,080,980		3,615,164		1,053,935
Institutional Class of Shares	—		—		—

Total Net Assets	$425,925,608		$513,810,116		$107,622,929

Shares Outstanding:
Investor Class of Shares	28,984,750		26,544,062		9,818,005
Advisor Class of Shares	142,307		188,079		97,098
Institutional Class of Shares	—		—		—

Total shares outstanding ($0.0001 par value)	29,127,057		26,732,141		9,915,103

Investments, at identified cost	$344,730,907		$310,512,324		$ 88,920,342

 * Computation of offering price per share 100/94.25 of net asset value.
** Computation of offering price per share 100/95.25 of net asset value.
(See Notes which are an integral part of the Financial Statements)
34

■   Marshall Funds

Mid-Cap Growth Fund		Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund

$519,733,804		$151,608,318	$472,355,844	$353,606,150	$564,229,462	$1,852,867,233
39,340,100		13,836,514	8,930,000	39,779,546	82,935,978	197,422,935
125,088,700		37,653,900	—	2,075,000	111,597,755	—
—		—	807	—	—	1,323
—		—	2,074,031	—	—	—
58,519		18,609	1,070,518	2,172,828	6,921,405	18,091,951
—		2,788,970	7,029,843	—	—	—
202,309		219,785	4,273,188	120,189	241,216	21,607,500
—		—	—	—	—	—
—		7,153	—	—	—	—

684,423,432		206,133,249	495,734,231	397,753,713	765,925,816	2,089,990,942

100,711		12,876	83,456	963,813	2,039,683	21,374,611
—		—	—	716,541	1,950,239	8,161,382
14,112,720		7,123,776	6,549,348	34,989,516	34,984,047	—
125,088,700		37,653,900	—	2,075,000	111,597,755	—
—		—	36,647	—	—	—
—		—	—	—	—	—
590,145		235,669	718,382	287,993	405,731	1,089,444

139,892,276		45,026,221	7,387,833	39,032,863	150,977,455	30,625,437

$544,531,156		$161,107,028	$488,346,398	$358,720,850	$614,948,361	$2,059,365,505

266,742,539		99,558,856	383,036,273	371,555,553	655,668,618	2,059,365,505

186,717,088		51,042,335	64,881,605	624,163	(12,305,487)	—

91,071,529		10,505,837	44,246,338	(13,430,365)	(28,408,782)	—
—		—	(3,817,818)	(28,501)	(5,988)	—

$544,531,156		$161,107,028	$488,346,398	$358,720,850	$614,948,361	$2,059,365,505

$27.43		$18.82	$16.33	$9.20	$9.16	$1.00
$27.43		$18.82	$16.33	$9.20	$9.16	$1.00

$27.43		$18.82	$16.33	$9.20	$9.16	$1.00
$29.10	*	$19.97*	$17.33 *	$9.66 **	$9.62 **	$1.00

—		—	$16.35	—	—	$1.00
—		—	$16.35	—	—	$1.00

$541,804,802		$159,335,970	$351,242,124	$357,229,398	$612,979,676	$1,776,669,156
2,726,354		1,771,058	2,183,924	1,491,452	1,968,685	140,787,319
—		—	134,920,350	—	—	141,909,030

$544,531,156		$161,107,028	$488,346,398	$358,720,850	$614,948,361	$2,059,365,505

19,752,129		8,468,014	21,509,651	38,831,579	66,946,458	1,776,669,156
99,390		94,119	133,773	162,119	215,008	140,787,319
—		—	8,250,305	—	—	141,909,030

19,851,519		8,562,133	29,893,729	38,993,698	67,161,466	2,059,365,505

$372,356,816		$114,402,497	$416,352,987	$392,761,533	$659,470,927	$2,050,290,168

Year Ended August 31, 2000
Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund

Investment Income:
Interest income	$ 1,020,407	$ 1,913,949	$ 429,988
Dividend income	11,519,173	4,235,099	1,996,095

Total income	12,539,580	6,149,048	2,426,083
Expenses:
Investment adviser fee	3,473,234	3,431,738	830,465
Shareholder services fees—
Investor Class of Shares	1,154,048	1,138,798	275,053
Advisor Class of Shares	3,697	5,115	1,769
Administrative fees	394,209	388,989	100,286
Custodian fees	71,310	70,756	22,146
Portfolio accounting fees	105,875	103,233	56,753
Transfer and dividend disbursing agent fees	115,505	126,077	126,289
Registration fees	11,755	41,698	11,626
Auditing fees	14,321	14,321	14,321
Legal fees	3,025	3,125	3,025
Printing and postage	21,443	25,387	17,785
Directors’ fees	5,454	5,454	5,455
Insurance premiums	2,415	1,998	991
Distribution services fees—
Advisor Class of Shares	3,697	5,115	1,769
Miscellaneous	21,518	44,447	8,379

Total expenses	5,401,506	5,406,251	1,476,112
Deduct—
Waiver of investment adviser fee	—	—	—
Waiver of shareholder services fees—
Investor Class of Shares	—	—	—
Advisor Class of Shares	(3,697)	(5,115)	(1,769)

Total Waivers	(3,697)	(5,115)	(1,769)
Net expenses	5,397,809	5,401,136	1,474,343

Net investment income (net operating loss)	7,141,771	747,912	951,740
Net Realized and Unrealized Gain (Loss) on Investments, Collateral, Foreign Currency and Futures Contracts:
Net realized gain (loss) on investment transactions (identified cost basis)	2,233,598	18,273,661	7,204,028
Net realized gain (loss) on futures contracts (identified cost basis)	(1,956,160)	835,082	(708,544)
Net realized loss on foreign currency contracts (identified cost basis)	—	—	—
Net change in unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	(26,557,016)	56,779,442	1,264,711

Net realized and unrealized gain (loss) on investments, collateral, foreign currency and futures contracts	(26,279,578)	75,888,185	7,760,195

Change in net assets resulting from operations	$(19,137,807)	$76,636,097	$8,711,935

(1)	Net of foreign taxes withheld of $582,794.
(See Notes which are an integral part of the Financial Statements)
36

■   Marshall Funds

Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund

$ 1,897,138	$ 694,959	$ 1,297,587	$24,017,412	$42,241,484	$116,146,806
361,227	94,780	3,381,139 (1)	—	—	—

2,258,365	789,739	4,678,726	24,017,412	42,241,484	116,146,806

3,265,271	1,408,355	4,199,792	2,526,119	3,614,062	6,537,447

1,085,317	349,389	828,210	839,274	1,501,975	1,996,661
3,108	2,700	2,969	2,544	3,884	156,946
372,349	181,839	367,568	288,823	509,173	1,564,934
68,537	28,167	255,136	58,431	85,126	210,206
100,646	58,097	133,692	90,882	116,516	173,020
119,923	129,629	216,293	92,322	71,531	219,219
70,577	31,892	67,712	32,288	20,246	130,873
14,319	14,321	17,321	14,321	14,321	15,321
3,025	3,025	8,124	3,025	2,924	13,469
20,660	18,948	36,719	20,283	16,722	50,816
5,455	5,455	5,455	5,455	5,455	5,455
1,622	920	1,525	1,663	2,664	195,975

3,108	2,700	2,969	2,544	3,884	411,943
19,791	12,847	27,538	7,232	28,116	21,710

5,153,708	2,248,284	6,171,023	3,985,206	5,996,599	11,703,995

—	—	(70,001)	(336,816)	(361,406)	(3,064,714)

—	—	—	(772,116)	(1,381,817)	—
(3,108)	(2,700)	(2,969)	(2,544)	(3,884)	—

(3,108)	(2,700)	(72,970)	(1,111,476)	(1,747,107)	(3,064,714)
5,150,600	2,245,584	6,098,053	2,873,730	4,249,492	8,639,281

(2,892,235)	(1,455,845)	(1,419,327)	21,143,682	37,991,992	107,507,525

94,084,907	12,195,721	48,386,644	(6,282,615)	(3,684,098)	—
1,161,174	(61,656)	—	—	—	—
—	—	42,214	—	—	—

119,851,804	46,005,960	34,520,660	6,364,707	2,420,621	—

215,097,885	58,140,025	82,949,518	82,092	(1,263,477)	—

$212,205,650	$56,684,180	$81,530,191	$21,225,774	$36,728,515	$107,507,525

37

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 7,141,771	$ 9,248,983	$ 747,912	$ 1,179,785
Net realized gain (loss) on investment transactions	2,233,598	43,055,381	18,273,661	21,925,688
Net realized gain (loss) on futures contracts	(1,956,160)	—	835,082	3,576,508
Net realized loss on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(26,557,016)	72,705,877	56,779,442	81,285,328

Change in net assets resulting from operations	(19,137,807)	125,010,241	76,636,097	107,967,309

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(7,232,301)	(9,616,451)	(559,340)	(1,225,905)
Advisor Class of Shares	(21,149)	(1,539)	(1,908)	(125)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(42,937,425)	(33,129,352)	(23,537,005)	(16,057,392)
Advisor Class of Shares	(111,260)	—	(83,328)	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(50,302,135)	(42,747,342)	(24,181,581)	(17,283,422)

Capital Stock Transactions—
Proceeds from sale of shares	51,094,529	62,127,664	108,359,514	68,746,185
Net asset value of shares issued to shareholders in payment of distributions declared	45,336,115	36,072,765	23,343,663	16,617,460
Cost of shares redeemed	(139,115,322)	(101,277,886)	(78,290,306)	(42,926,207)

Change in net assets resulting from capital stock transactions	(42,684,678)	(3,077,457)	53,412,871	42,437,438

Change in net assets	(112,124,620)	79,185,442	105,867,387	133,121,325
Net Assets:
Beginning of period	538,050,228	458,864,786	407,942,729	274,821,404

End of period	$425,925,608	$538,050,228	$513,810,116	$407,942,729

Undistributed net investment income (loss) included in net assets at end of period	$ 148,702	$ 260,171	$ 387,087	$ 199,188

(See Notes which are an integral part of the Financial Statements)
38

■   Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Government Income Fund

Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

$ 951,740	$ 1,260,293	$ (2,892,235)	$ (1,872,909)	$ (1,455,845)	$ (894,516)	$ (1,419,327)	$ 1,470,281	$ 21,143,682	$ 17,052,816
7,204,028	14,240,749	94,084,907	27,484,765	12,195,721	1,267,142	48,386,644	27,402,838	(6,282,615)	(5,532,998)
(708,544)	—	1,161,174	2,139,745	(61,656)	1,241,740	—	—	—	—
—	—	—	—	—	—	42,214	(1,420,206)	—	—

1,264,711	11,987,900	119,851,804	73,510,212	46,005,960	20,790,088	34,520,660	21,406,193	6,364,707	(10,156,936)

8,711,935	27,488,942	212,205,650	101,261,813	56,684,180	22,404,454	81,530,191	48,859,106	21,225,774	1,362,882

(612,736)	(1,460,404)	—	—	—	—	(2,733,118)	(4,598,552)	(20,983,438)	(17,129,836)
(3,207)	(311)	—	—	—	—	(8,249)	—	(61,948)	(4,991)
—	—	—	—	—	—	(820,442)	—	—	—

(14,371,836)	(11,609,645)	(28,643,051)	(12,958,800)	(3,312,795)	(187,364)	(22,694,282)	—	—	—
(74,699)	—	(59,592)	—	(19,849)	—	(67,987)	—	—	—
—	—	—	—	—	—	(6,274,748)	—	—	—

(15,062,478)	(13,070,360)	(28,702,643)	(12,958,800)	(3,332,644)	(187,364)	(32,598,826)	(4,598,552)	(21,045,386)	(17,134,827)

23,950,177	16,163,437	231,402,879	91,239,828	100,142,944	48,531,026	947,444,950	220,340,936	307,099,408	101,047,566

14,540,874	12,077,431	28,303,949	12,799,676	3,289,762	185,274	30,622,693	2,562,588	12,678,694	10,213,574
(53,448,476)	(48,348,363)	(196,206,036)	(82,203,575)	(99,062,882)	(47,405,727)	(809,396,336)	(221,668,862)	(279,275,501)	(57,763,948)

(14,957,425)	(20,107,495)	63,500,792	21,835,929	4,369,824	1,310,573	168,671,307	1,234,662	40,502,601	53,497,192

(21,307,968)	(5,688,913)	247,003,799	110,138,942	57,721,360	23,527,663	217,602,672	45,495,216	40,682,989	37,725,247

128,930,897	134,619,810	297,527,357	187,388,415	103,385,668	79,858,005	270,743,726	225,248,510	318,037,861	280,312,614

$107,622,929	$128,930,897	$544,531,156	$297,527,357	$161,107,028	$103,385,668	$488,346,398	$270,743,726	$358,720,850	$318,037,861

$ 507,577	$ 171,218	$ —	$ —	$ —	$ —	$ (3,817,818)	$ (129,507)	$ (28,501)	$ (126,797)

39

Statements of Changes in Net Assets

	Intermediate Bond Fund		Money Market Fund

	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 37,991,992	$ 34,735,372	$ 107,507,525	$ 85,982,103
Net realized gain (loss) on investment transactions	(3,684,098)	(2,982,509)	—	—
Net change in unrealized appreciation (depreciation) of investments and collateral	2,420,621	(24,215,629)	—	—

Change in net assets resulting from operations	36,728,515	7,537,234	107,507,525	85,982,103

Distributions to Shareholders—
Distributions to shareholders from net investment income:
Investor Class of Shares	(37,717,011)	(34,884,036)	(97,455,147)	(80,923,709)
Advisor Class of Shares	(94,507)	(10,464)	(7,473,721)	(5,058,394)
Institutional Class of Shares	—	—	(2,578,657)	—

Change in net assets resulting from distributions to shareholders	(37,811,518)	(34,894,500)	(107,507,525)	(85,982,103)

Capital Stock Transactions—
Proceeds from sale of shares	119,622,028	109,483,038	6,665,307,146	6,113,374,930
Net asset value of shares issued to shareholders in payment of distributions declared	16,258,636	13,956,200	29,925,093	24,005,312
Cost of shares redeemed	(119,772,442)	(85,827,857)	(6,417,958,941)	(6,049,229,780)

Change in net assets resulting from capital stock transactions	16,108,222	37,611,381	277,273,298	88,150,462

Change in net assets	15,025,219	10,254,115	277,273,298	88,150,462
Net Assets:
Beginning of period	599,923,142	589,669,027	1,782,092,207	1,693,941,745

End of period	$614,948,361	$599,923,142	$ 2,059,365,505	$ 1,782,092,207

Undistributed net investment loss included in net assets at end of period	$ (5,988)	$ (186,462)	$ —	$ —

(See Notes which are an integral part of the Financial Statements)
40

Financial Highlights—Marshall Funds—Advisor Class of Shares

											Ratios to Average Net Assets
Period Ended August 31,	Net asset value, beginning of period	Net investment income (net operating loss)		Net realized and unrealized gain (loss) on investments, collateral, futures contracts, and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, futures contracts, and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)	Expenses		Net investment income (net operating loss)		Expense waiver(2)		Net assets, end of period (000 omitted)	Portfolio turnover rate

Equity Income Fund
1999(3)	$15.88	0.16		0.81	0.97	(0.14)	—	(0.14)	$16.71	6.13%	1.17	%(6)	1.68	%(6)	0.25	%(6)	$ 755	72%
2000	$16.71	0.23		(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80%)	1.16%		1.55%		0.25%		$ 2,081	98%
Large-Cap Growth & Income Fund
1999(3)	$16.34	0.02		1.14	1.16	(0.02)	—	(0.02)	$17.48	7.08%	1.20	%(6)	0.15	%(6)	0.25	%(6)	$ 912	32%
2000	$17.48	0.03		2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%		0.14%		0.25%		$ 3,615	71%
Mid-Cap Value Fund
1999(3)	$10.77	0.05		0.62	0.67	(0.04)	—	(0.04)	$11.40	6.22%	1.26	%(6)	0.71	%(6)	0.25	%(6)	$ 356	90%
2000	$11.40	0.09		0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%		1.04%		0.25%		$ 1,054	94%
Mid-Cap Growth Fund
1999(3)	$15.13	(0.02)		2.17	2.15	—	—	—	$17.28	14.21%	1.21	%(6)	(0.74	%)(6)	0.25	%(6)	$ 278	173%
2000	$17.28	(0.16	)(4)	12.00	11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%		(0.63%)		0.25%		$ 2,726	108%
Small-Cap Growth Fund
1999(3)	$12.73	(0.02)		(0.33)	(0.35)	—	—	—	$12.38	(2.75%)	1.59	%(6)	(1.03	%)(6)	0.25	%(6)	$ 394	219%
2000	$12.38	(0.18	)(4)	7.03	6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%		(1.02%)		0.25%		$ 1,771	105%
International Stock Fund
1999(3)	$12.69	0.00	(5)	1.14	1.14	—	—	—	$13.83	8.98%	1.50	%(6)	0.13	%(6)	0.27	%(6)	$ 429	182%
2000	$13.83	(0.05	)(4)	4.08	4.03	(0.17)	(1.36)	(1.53)	$16.33	28.11%	1.51%		(0.32%)		0.27%		$ 2,184	225%
Government Income Fund
1999(3)	$ 9.61	0.34		(0.39)	(0.05)	(0.34)	—	(0.34)	$ 9.22	(0.56%)	1.09	%(6)	5.55	%(6)	0.36	%(6)	$ 754	232%
2000	$ 9.22	0.55		(0.02)	0.53	(0.55)	—	(0.55)	$ 9.20	5.96%	1.08%		6.06%		0.35%		$ 1,491	192%
Intermediate Bond Fund
1999(3)	$ 9.53	0.35		(0.36)	(0.01)	(0.35)	—	(0.35)	$ 9.17	(0.09%)	0.94	%(6)	5.79	%(6)	0.31	%(6)	$ 953	181%
2000	$ 9.17	0.55		(0.01)	0.54	(0.55)	—	(0.55)	$ 9.16	6.10%	0.93%		6.12%		0.31%		$ 1,969	243%
Money Market Fund
1996	$ 1.00	0.05		—	0.05	(0.05)	—	(0.05)	$ 1.00	5.07%	0.71%		4.92%		0.26%		$ 84,711	—
1997	$ 1.00	0.05		—	0.05	(0.05)	—	(0.05)	$ 1.00	5.04%	0.71%		4.93%		0.26%		$ 89,485	—
1998	$ 1.00	0.05		—	0.05	(0.05)	—	(0.05)	$ 1.00	5.19%	0.71%		5.12%		0.25%		$105,125	—
1999	$ 1.00	0.05		—	0.05	(0.05)	—	(0.05)	$ 1.00	4.67%	0.71%		4.57%		0.25%		$118,352	—
2000	$ 1.00	0.05		—	0.05	(0.05)	—	(0.05)	$ 1.00	5.56%	0.74%		5.44%		0.16%		$140,787	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.
(4)	Per share information is based on average shares outstanding.
(5)	Amount represents less than $0.01 per share.
(6)	Computed on an annualized basis.
41
August 31, 2000
Notes to Financial Statements

1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios, nine of which offer Advisor Class of Shares (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	Capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	Capital appreciation and income.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	Capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	Capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	Capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	Capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	Current income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	Maximize total return consistent with current income.
Marshall Money Market Fund (“Money Market Fund”)	Current income consistent with stability of principal.

        The Funds are offered in two classes of shares: Investor Class of Shares and Advisor Class of Shares. Effective September 1, 1999, International Stock Fund began offering a third class of shares, Institutional Class of Shares. Effective April 3, 2000, Money Market Fund began offering a third class of shares, Institutional Class of Shares. Effective October 31, 2000, Short-Term Income Fund will offer a second class of shares, Advisor Class of Shares. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Financial Highlights of Investor Class of Shares and Institutional Class of Shares of the Funds are presented in separate annual reports.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased wi th remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser (or sub-advisor with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

■   Marshall Funds

        Reclassification—Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily attributable to differing book/tax treatments of net operating loss, passive foreign investment companies, and foreign currency transactions. Amounts as of August 31, 2000 have been reclassed to reflect the following:

	Increase (Decrease)
Fund Name	Paid-in- Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Equity Income Fund	$ —	$ (210)	$ 210
Large-Cap Growth & Income Fund	—	(1,235)	1,235
Mid-Cap Value Fund	—	(562)	562
Mid-Cap Growth Fund	—	(2,892,235)	2,892,235
Small-Cap Growth Fund	(1,455,843)	(2)	1,455,845
International Stock Fund	22	(1,292,847)	1,292,825
Government Income Fund	270	(270)	—

        Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

        Federal Taxes—It is each Fund’s policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the International Stock Fund’s applicable country’s tax rules and rates.

        At August 31, 2000, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Fund	Capital Loss Carryforward to Expire in 2003	Capital Loss Carryforward to Expire in 2004	Capital Loss Carryforward to Expire in 2005	Capital loss Carryforward to Expire in 2008	Total Capital Loss Carryforward
Government Income Fund	$ —	$ —	$385,369	$9,773,009	$10,158,378
Intermediate Bond Fund	15,540,740	6,100,494	—	2,990,074	24,631,308

        Additionally, the following net capital losses or currency losses attributable to security transactions incurred after October 31, 1999 are treated as arising on September 1, 2000, the first day of the Fund’s next taxable year:

Fund	Capital Loss	Currency Loss
International Stock Fund	$ —	$(3,817,818)
Government Income Fund	(3,265,210)	—
Intermediate Bond Fund	(3,399,596)	—
Intermediate Tax-Free Bond	(1,289,890)	—
Short-Term Income Fund	(935,477)	—

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Futures Contracts—Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notes to Financial Statements (continued)

        At August 31, 2000, Mid-Cap Value Fund, Mid-Cap Growth Fund, and Small-Cap Growth Fund had no outstanding futures contracts.

        At August 31, 2000, the Equity Income Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2000	20 S&P 500	Long	$268,998

        At August 31, 2000, the Large-Cap Growth & Income Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2000	40 S&P 500	Long	$537,996

        Written Options Contracts—Equity Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2000, the Fund had no realized gains on written options.

        The following is a summary of the Fund’s written option activity:

        At August 31, 2000, the Fund had the following outstanding options:

Contact	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Call	January 2001	$67.50	650	$164,795	$(20,500)
Johnson & Johnson	Call	January 2001	115.00	350	35,000	31,760
Morgan Stanley, Dean Witter	Call	January 2001	120.00	250	159,375	(35,129)
Schlumberger Ltd.	Call	January 2001	100.00	245	98,000	2,324

Net Unrealized Depreciation on Written Options Contracts						$(21,545)

        Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. R isk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2000, International Stock Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Purchased:
9/1/00	798,031 British Pound Sterling	$1,179,091	$1,158,024	$(21,067)
9/1/00	1,692,362 Danish Krone	$ 203,165	$ 201,546	$ (1,619)
9/1/00	456,558,029 Japanese Yen	$4,379,250	$4,365,289	$(13,961)

Net Unrealized Depreciation on Foreign Exchange Contracts				$(36,647)

        Foreign Currency Translation—The accounting records of International Stock Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

■   Marshall Funds

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the market value on securities loaned plus interest. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds reimburse the custodian for the costs directly associated with each Fund’s participation in the securities lending program.

        At August 31, 2000, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$ 30,013,962	$ 31,245,100	$ 31,245,100
Large-Cap Growth & Income Fund	81,660,302	84,210,740	84,210,740
Mid-Cap Value Fund	14,408,941	15,019,300	15,019,300
Mid-Cap Growth Fund	124,784,090	125,088,700	125,088,700
Small-Cap Growth Fund	36,686,600	37,653,900	37,653,900
Government Income Fund	2,003,360	2,075,000	2,075,000
Intermediate Bond Fund	108,455,034	111,597,755	111,597,755

        Individual reinvested cash collateral securities in excess of 5% of fund net assets at August 31, 2000 are as follows:

Repurchase Agreement:
Credit Swiss First Boston, 6.75%, 9/1/00	Large-Cap Growth & Income Fund	$75,000,000
	Mid-Cap Growth Fund	95,000,000

Investment Company:
Provident Institutional Temp Fund	Equity Income Fund	$23,245,100
	Mid-Cap Value Fund	13,019,300
	Small-Cap Growth Fund	31,487,400

        Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

        Other—Investment transactions are accounted for on a trade date basis.

Notes to Financial Statements (continued)

3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2000, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$ 344,155,111
Large-Cap Growth & Income Fund	293,544,129
Mid-Cap Value Fund	83,303,302
Mid-Cap Growth Fund	266,742,539
Small-Cap Growth Fund	99,558,856
International Stock Fund	383,036,273
Government Income Fund	371,555,553
Intermediate Bond Fund	655,668,618
Money Market Fund	2,059,365,505

        Transactions in capital stock were as follows:

	Equity Income Fund				Large-Cap Growth and Income Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	3,417,554	$ 49,569,549	3,774,192	$ 61,312,412	6,254,839	$105,731,165	4,118,807	$67,815,944
Shares issued to shareholders in payment of distributions declared	3,121,829	45,203,975	2,268,227	36,071,238	1,337,559	23,258,505	1,056,636	16,617,343
Shares redeemed	(9,715,372)	(138,911,369)	(6,266,153)	(101,229,760)	(4,337,111)	(78,011,838)	(2,637,363)	(42,918,542)

Net change resulting from Investor Class of Shares transactions	(3,175,989)	$ (44,137,845)	(223,734)	$ (3,846,110)	3,255,287	$ 50,977,832	2,538,080	$41,514,745

	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	101,550	$ 1,524,980	47,914	$ 815,252	146,603	$ 2,628,349	52,607	$ 930,241
Shares issued to shareholders in payment of distributions declared	9,133	132,140	89	1,527	4,896	85,158	7	117
Shares redeemed	(13,558)	(203,953)	(2,821)	(48,126)	(15,602)	(278,468)	(432)	(7,665)

Net change resulting from Advisor Class of Shares transactions	97,125	$ 1,453,167	45,182	$ 768,653	135,897	$ 2,435,039	52,182	$ 922,693

Net change resulting from Fund Share transactions	(3,078,864)	$ (42,684,678)	(178,552)	$ (3,077,457)	3,391,184	53,412,871	2,590,262	$42,437,438

	Mid-Cap Value Fund				Mid-Cap Growth Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	2,338,505	$ 23,264,232	1,402,187	$ 15,805,824	9,474,299	$229,362,149	5,935,509	$90,951,517
Shares issued to shareholders in payment of distributions declared	1,492,461	14,463,035	1,089,157	12,077,120	1,383,854	28,244,451	950,942	12,799,676
Shares redeemed	(5,293,269)	(53,365,756)	(4,344,171)	(48,348,265)	(8,310,246)	(196,109,010)	(5,364,366)	(82,197,007)

Net change resulting from Investor Class of Shares transactions	(1,462,303)	$ (15,638,489)	(1,852,827)	$ (20,465,321)	2,547,907	$ 61,497,590	1,522,085	$21,554,186

■   Marshall Funds

	Mid-Cap Value Fund				Mid-Cap Growth Fund
	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	65,730	$ 685,945	31,174	$ 357,613	84,227	$ 2,040,730	16,470	$ 288,311
Shares issued to shareholders in payment of distributions declared	8,026	77,839	27	311	2,915	59,498	—	—
Shares redeemed	(7,850)	(82,720)	(9)	(98)	(3,854)	(97,026)	(368)	(6,568)

Net change resulting from Advisor Class of Shares transactions	65,906	$ 681,064	31,192	$ 357,826	83,288	$ 2,003,202	16,102	$ 281,743

Net change resulting from Fund Share transactions	(1,396,397)	(14,957,425)	(1,821,635)	(20,107,495)	2,631,195	63,500,792	1,538,187	21,835,929

	Small-Cap Growth Fund				International Stock Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	5,638,764	$98,910,918	4,158,729	$48,138,834	48,985,409	$812,145,186	16,904,131	$219,918,981
Shares issued to shareholders in payment of distributions declared	215,985	3,270,019	15,715	185,274	1,321,710	23,685,001	201,461	2,562,588
Shares redeemed	(5,706,473)	(98,875,452)	(3,987,720)	(47,404,640)	(48,338,103)	(797,167,098)	(17,084,034)	$(221,667,677)

Net change resulting from Investor Class of Shares transactions	148,276	$ 3,305,485	186,724	$ 919,468	1,969,016	$ 38,663,089	21,558	$ 813,892

	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	73,245	$ 1,232,026	31,896	$ 392,192	108,079	$ 1,787,392	31,064	$ 421,955
Shares issued to shareholders in payment of distributions declared	1,304	19,743	—	—	4,262	76,381
Shares redeemed	(12,240)	(187,430)	(86)	(1,087)	(9,546)	(148,319)	(86)	(1,185)

Net change resulting from Advisor Class of Shares transactions	62,309	$ 1,064,339	31,810	$ 391,105	102,795	$ 1,715,454	30,978	$ 420,770

Net change resulting from Fund Share transactions	210,585	$ 4,369,824	218,534	$ 1,310,573

					Year Ended August 31, 2000(2)		Year Ended August 31, 1999
					Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold					8,573,513	$133,512,372	—	$ —
Shares issued to shareholders in payment of distributions declared					382,886	6,861,311	—	—
Shares redeemed					(706,094)	(12,080,919)	—	—

Net change resulting from Institutional Class of Shares transactions					8,250,305	$128,292,764	—	$ —

Net change resulting from Fund Share transactions					10,322,116	$168,671,307	52,536	$ 1,234,662

(1)	For the period from December 31, 1998 (start of performance) to August 31, 1999.
(2)	For the period from September 1, 1999 to August 31, 2000.

Notes to Financial Statements (continued)
	Government Income Fund				Intermediate Bond Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	33,650,182	$306,230,995	10,534,385	$100,198,373	12,982,279	$118,238,473	11,475,295	$108,497,991
Shares issued to shareholders in payment of distributions declared	1,384,984	12,631,038	1,074,105	10,209,367	1,773,855	16,166,686	1,480,740	13,945,885
Shares redeemed	(30,628,885)	(279,090,091)	(6,073,360)	(57,673,346)	(13,102,959)	(119,312,650)	(9,072,476)	(85,798,306)

Net change resulting from Investor Class of Shares transactions	4,406,281	$ 39,771,942	5,535,130	$ 52,734,394	1,653,175	$ 15,092,509	3,883,559	$ 36,645,570

	Government Income Fund				Intermediate Bond Fund
	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	95,258	$ 868,413	91,212	$ 849,193	151,573	$ 1,383,555	105,916	$ 985,047
Shares issued to shareholders in payment of distributions declared	5,226	47,656	453	4,207	10,092	91,950	1,116	10,315
Shares redeemed	(20,219)	(185,410)	(9,811)	(90,602)	(50,489)	(459,792)	(3,200)	(29,551)

Net change resulting from Advisor Class of Shares transactions	80,265	$ 730,659	81,854	$ 762,798	111,176	$ 1,015,713	103,832	$ 965,811

Net change resulting from Fund Share transactions	4,486,546	$ 40,502,601	5,616,984	$ 53,497,192	1,764,351	$ 16,108,222	3,987,391	$ 37,611,381

	Money Market Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	5,541,237,519	$ 5,541,237,519	5,558,732,228	$5,558,732,228
Shares issued to shareholders in payment of distributions declared	22,531,652	22,531,652	19,002,349	19,002,349
Shares redeemed	(5,450,839,932)	(5,450,839,932)	(5,502,811,648)	(5,502,811,648)

Net change resulting from Investor Class of Shares transactions	112,929,239	$ 112,929,239	74,922,929	$ 74,922,929

	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	675,776,335	$ 675,776,335	554,642,702	$ 554,642,702
Shares issued to shareholders in payment of distributions declared	7,393,438	7,393,438	5,002,963	5,002,963
Shares redeemed	(660,734,744)	(660,734,744)	(546,418,132)	(546,418,132)

Net change resulting from Advisor Class of Shares transactions	22,435,029	$ 22,435,029	13,227,533	$ 13,227,533

	Period Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold	448,293,292	$ 448,293,292	—	$ —
Shares issued to shareholders in payment of distributions declared	3	3	—	—
Shares redeemed	(306,384,265)	(306,384,265)	—	—

Net change resulting from Institutional Class of Shares transactions	141,909,030	$ 141,909,030	—	$ —

Net change resulting from Fund Share transactions	277,273,298	$ 277,273,298	88,150,462	$ 88,150,462

(1)	For the period from December 31, 1998 (start of performance) to August 31, 1999.

■   Marshall Funds
4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Money Market Fund	0.15%

        International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

        Administrative Fee—Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period except for the Small-Cap Growth Fund, which is based on the Fund’s average daily net assets. Effective January 1, 2000, Marshall & Ilsley (“M&I”) Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. All fees of the sub-administrator will be paid by M&I Trust Company, and not by the Funds.

        Effective September 15, 2000, M&I Trust changed its administrative fee based on each Fund’s average daily net assets as follows:

Maximum Fee	Fund’s ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

        Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds’ Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds’ Advisor Class of Shares (except Money Market Fund’s Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), each Fund will pay MFIS up to 0.25% of average daily net assets of the Funds’ Advisor Class of Shares for the period. The fee paid to MFIS is used to finance certain services for shareholders and to maintain shareholder accounts. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the shareholder services fee for Money Market Fund was changed from 0.02% to 0.25%.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee.

Notes to Financial Statements (continued)
        Custodian Fees—M&I Trust Company is the Funds’ custodian. M&I Trust Company receives fees based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

        Organizational Expenses—Organizational expenses were borne initially by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date. For the year ended August 31, 2000, the Funds expensed the following pursuant to this agreement:

Fund	Organizational Expenses	Organizational Expenses Paid
Small Cap Growth Fund	$35,592	$7,855

        General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5.    Investment Transactions

        Purchases and sales of investments, excluding short-term securities, (and in-kind contributions), for the year ended August 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$ 436,438,383	$ 518,517,596
Large-Cap Growth & Income Fund	339,438,120	302,730,420
Mid-Cap Value Fund	97,519,262	128,028,894
Mid-Cap Growth Fund	462,220,860	443,633,840
Small-Cap Growth Fund	136,390,757	141,196,771
International Stock Fund	1,008,688,409	886,098,741
Government Income Fund	711,905,015	600,908,620
Intermediate Bond Fund	1,337,311,327	1,280,808,353

Report of Ernst & Young LLP, Independent Auditors
To the Board of Directors and Shareholders of
The Marshall Funds, Inc.:

        We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Marshall Equity Income Fund, the Marshall Large-Cap Growth & Income Fund, the Marshall Mid-Cap Value Fund, the Marshall Mid-Cap Growth Fund, the Marshall Small-Cap Growth Fund, the Marshall International Stock Fund, the Marshall Government Income Fund, the Marshall Intermediate Bond Fund, the Marshall Intermediate Tax-Free Fund, the Marshall Short-Term Income Fund, and the Marshall Money Market Fund (the eleven portfolios constituting The Marshall Funds, Inc.), as of August 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial stateme nts and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1998 were audited by other auditors whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Marshall Funds, Inc., as identified above, at August 31, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

October 13, 2000
Boston, Massachusetts

51

Directors
Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

52

  [Logo of Marshal Funds]

     Marshall Funds Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-580-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Federated Securities Corp., Distributor G01126-03(10/00)
©2000 Marshall Funds, Inc.

321-110A

  [Logo of Marshal Funds]

The Marshall Funds Family

Annual Report

The Investor Class of Shares
(Class Y)

AUGUST 31, 2000

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

President’s Message	1

Commentaries
Marshall Equity Income Fund	2
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	6
Marshall Mid-Cap Growth Fund	8
Marshall Small-Cap Growth Fund	10
Marshall International Stock Fund	12
Marshall Government Income Fund	14
Marshall Intermediate Bond Fund	16
Marshall Intermediate Tax-Free Fund	18
Marshall Short-Term Income Fund	20
Marshall Money Market Fund	22

Financial Information
Portfolio of Investments	23
Marshall Equity Income Fund	23
Marshall Large-Cap Growth & Income Fund	25
Marshall Mid-Cap Value Fund	26
Marshall Mid-Cap Growth Fund	27
Marshall Small-Cap Growth Fund	28
Marshall International Stock Fund	29
Marshall Government Income Fund	32
Marshall Intermediate Bond Fund	33
Marshall Intermediate Tax-Free Fund	35
Marshall Short-Term Income Fund	39
Marshall Money Market Fund	40
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	54

Directors & Officers	64

[Graphic Representation Omitted - See Appendix]

Dear Marshall Funds Shareholder,

The message for our shareholders remains consistent: Diversification through broad asset allocation may be the primary success factor in reaching your financial goals. This is not just our opinion, but the key conclusion in Nobel Prize-winning research and the practical conclusion of real world financial planning practitioners, including the large number of highly qualified investment professionals here at M&I.

Despite the importance of a long-term investment strategy that includes diversification as the foundation, there has been a growing emphasis in today’s marketplace on short-term approaches, many of them fostered by new technology allowing easy, daily trading capabilities. An active trader, in theory, must figure out not only when to get out of an under-performing investment, but also when to get back in before it goes up. The reality is, even experts cannot effectively “time the market.”

Rather than using the easy trading tools available today to attempt to chase returns, “jumping tracks” as you go, we suggest viewing your portfolio as a train pulled by several engines. Each asset class acts as an engine and takes turn pulling your portfolio toward your goal. Each will have its role and each will have its time. Whether you manage your investments independently or work with an M&I investment professional, we believe this approach has the continuous power to help you meet financial challenges over time.

We are taking steps to reduce the negative effects caused by large investors executing market timing strategies within our Funds. The new prospectus for the Marshall Funds discloses a new 2% redemption fee on assets held less than 90 days. This fee has become commonplace in the industry to protect the interests of investors with long-term goals. The fee is retained by the Fund to offset some of the costs resulting from excessive trading activity. Clients of Marshall & Ilsley Trust Company, M&I Brokerage Services and 401(k) participants are not subject to the redemption fee.

As you read through the reports that follow, you’ll have the opportunity to learn more about the specific factors driving individual fund performance. The Marshall Funds family has clearly defined, true-to-style investment strategies that fit well with a broadly diversified asset allocation strategy. If you’d like more information about how to build a portfolio that is consistent with your long-term goals, please do not hesitate to contact your M&I investment representative, or call us at 1-800-236-3863.

Thank you for your investment in the Marshall Funds.

Sincerely,
/s/ John M. Blaser
John M. Blaser
President

1

Annual Report—Commentary
Marshall Equity Income Fund
The Marshall Equity Income Fund (the “Fund”) seeks capital appreciation and current income through a conservative and disciplined approach of investing in a broadly diversified portfolio of common stocks with above-average dividend yields. The Fund’s investments are structured in an attempt to produce a portfolio that yields at least 100 basis points (one percentage point) more than the Standard & Poor’s 500 Index (S&P 500).*

Fund Performance
For the six months through August 31, 2000 the Fund provided a total return of 16.00%**, while the Lipper Equity Income Funds Index (LEIFI)* returned 14.67% and the S&P 500 11.70%. For the 12 months ended August 31, 2000, the Fund provided a total return of (2.80%),** while the LEIFI provided a total return of 4.50% and the S&P 500 returned 16.30%.

Market Breadth Improves
The past twelve months saw considerable broadening in the stock market, a trend that was favorable for the Fund. In March, technology stocks endured a period of correction, and continued to experience significant volatility throughout the six months. Investors have responded to this volatility by branching out into other investment areas, rather than concentrating as heavily on high-growth technology as they had for some time.

The result of this broadening market was a significant improvement in the Fund’s performance, both on an absolute basis and relative to its benchmarks, in the second half of this fiscal year.

That’s not to say that it hasn’t continued to be a challenging environment for value investing. But events over the past several months have helped to demonstrate the benefit of adhering to our value style—focusing on good companies at fair prices—even in an adverse market. The Fund’s conservative strategy, driven by dividend and valuation considerations, remains evident in the portfolio. While the price-to-earnings ratio (“P/E”) ratio of the S&P 500 stands at 26.3, the Fund’s P/E rests at a more moderate 17.2. Further, the 2.2% dollar-weighted average yield of the stocks in the Fund’s portfolio is twice that of the S&P 500.

Sectors With Strength
One of the strongest sectors over the past six months has been electric utilities, a group with solid representation in the portfolio. This is a little surprising in the current interest-rate environment. Health care, which also occupies a significant portion of assets, has also done well, specifically large-cap pharmaceutical companies.

A third sector making a positive contribution to performance has been financials, including banks and insurance companies. With the Federal Reserve Board apparently in neutral, financials were poised to benefit from peaking interest rates—historically an environment that has produced good results for the sector.

Sectors where we anticipate solid results going forward include energy, particularly diversified energy companies, which should see improving performance with higher commodity prices. We like these companies not simply because of higher oil prices, but because their valuations do not fully recognize their fundamental strengths.

Looking Ahead
As signs of slowing economic growth appear, we find cause for some optimism. Periods of economic softness have historically been positive for the equity income segment of the market. Nonetheless, we’d like to remind investors that investment cycles are not fairly expressed in terms of quarters or even years but in multiples of years. That’s why we believe patience is essential in investing.

Although we cannot definitively state that the market has reached a turning point in the relationship between growth and value, the Fund has already directly benefited from the market’s broadening out. We believe this is one indication of the value of our approach, and of a long-term perspective in investing. We remain committed to maintaining a well-diversified portfolio of dividend-paying companies.

Sincerely,
/s/ Bruce P. Hutson
Bruce P. Hutson
Manager, Marshall Equity Income Fund
[PHOTO OF BRUCE P. HUTSON]

2

■ Marshall Equity Income Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	10.3%	3.8%
Consumer Durables	3.0%	7.5%
Consumer Non-Durables	28.9%	22.7%
Energy	12.9%	17.9%
Financial	25.6%	20.7%
Raw Materials/Intermediate Goods	4.4%	4.6%
Technology	1.3%	0.0%
Telecommunications	8.8%	0.0%
Transportation	0.0%	0.0%
Utilities	3.0%	20.9%
U.S. Treasury Bill	0.1%	0.0%
Repurchase Agreements	1.7%	1.9%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

General Electric Co.	5.38%
Exxon Mobil Corp.	4.88%
Citigroup, Inc.	4.62%
Merck & Co., Inc.	2.81%
Verizon Communications	2.73%
SBC Communications, Inc.	2.67%
Johnson & Johnson	2.42%
Royal Dutch Petroleum Co., ADR	2.33%
Coca-Cola Co.	2.22%
Morgan Stanley, Dean Witter & Co.	2.12%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	S&P 500	LEIFI

1-year	(2.80%)	16.30%	4.50%
3-year	7.55%	20.67%	9.33%
5-year	14.57%	24.00%	14.56%
Since Inception (9/30/93)	13.10%	21.17%	13.25%

[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2000, compared to the S&P 500 and the LEIFI.*

*
The S&P 500 and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

3

Annual Report—Commentary

Marshall Large-Cap Growth & Income Fund
The Marshall Large-Cap Growth & Income Fund (the “Fund”) invests in a diversified portfolio of common stocks of large-size companies whose market capitalizations typically exceed $10 billion. The Adviser looks for companies that are typically leaders in their industry and have records of above-average financial performance and proven superior management.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 16.35%.* Over the same time period the Lipper Growth & Income Funds Index (LGIFI) returned 10.73% and the Standard & Poor’s 500 Index (S&P 500) returned 16.30%.**

A Change in the Climate
The conditions that prevailed in the first half of the fiscal year, in which just a few technology-related sectors dominated performance, changed rather abruptly in March. Rising interest rates finally caught up with the equity markets, taking the steam out of more speculative issues. In short, a momentum market lost its drive.

This change favored the Funds more inclusive, fundamentally grounded approach. The Funds focus continues to be on those companies that offer the strongest relative earnings growth within their industry. As the economy has begun to show signs of slowing, investors have increasingly sought out higher-quality companies like these. While this discipline served us well in choosing technology stocks for the portfolio, it also has been valuable in some of the more traditional value areas such as financials and energy.

A Look at Sectors
Although we have been underweighted in the technology sector relative to the S&P 500, we had concerns about how well that sector would handle decelerating rates of growth. Therefore we are being very selective in this area, looking for those companies that have better prospects for improving their revenue growth despite the challenging environment. These companies include hardware stocks such as IBM and Sun Microsystems.

We have been overweighted in energy stocks (relative to the S&P 500) for the past year, although this area has enjoyed significant growth as the price of oil has risen. We still believe companies such as Schlumberger Ltd., ExxonMobil Corp., and Royal Dutch Petroleum Co. have room for additional earnings surprises and stock-price appreciation.

Looking Forward
A major challenge for stocks going forward is that more companies will find it more difficult to grow. With the economy slowing, more companies are reporting earnings disappointments, with the predictable impact on share prices. These conditions enhance the importance of our fundamental approach to stock selection, with a continued emphasis on high quality, leading companies with strong prospects for future revenue growth.

Sincerely,
/s/ William J. O’Connor
William J. O’Connor
Manager, Marshall Large-Cap Growth & Income Fund
[PHOTO OF WILLIAM J. O’CONNOR]

4

■ Marshall Large-Cap Growth & Income Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Industries	0.0%	4.3%
Capital Goods	31.4%	22.8%
Consumer Durables	1.9%	2.0%
Consumer Non-Durables	31.3%	31.7%
Energy	5.8%	8.7%
Financial	13.9%	15.3%
Raw Materials/Intermediate Goods	2.7%	0.0%
Technology	2.9%	0.0%
Telecommunications	4.7%	0.0%
Transportation	0.0%	0.0%
Utilities	0.0%	6.7%
U.S. Treasury Bill	0.2%	0.0%
Repurchase Agreements	5.2%	8.5%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

General Electric Co.	4.04%
Micron Technology, Inc.	3.80%
Intel Corp.	3.63%
Microsoft Corp.	2.74%
American International Group, Inc.	2.37%
International Business Machines Corp.	2.12%
Medimmune, Inc.	2.03%
General Motors Corp., Class H	1.93%
Applied Materials, Inc.	1.89%
Exxon Mobil Corp.	1.83%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	S&P 500	LGIFI

1-year	16.35%	16.30%	10.73%
3-year	18.70%	20.67%	12.23%
5-year	20.21%	24.00%	17.04%
Since Inception (11/20/92)	15.14%	20.26%	15.94%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 20, 1992 to August 31, 2000, compared to the S&P 500 and the LGIFI.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P 500 and the LGIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

5

Annual Report—Commentary

Marshall Mid-Cap Value Fund
The Marshall Mid-Cap Value Fund (the “Fund”) invests in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).* The Adviser generally selects companies that exhibit traditional value characteristics, such as low price-to-earnings ratios, higher-than-average dividend yields, or a lower-than-average price/book value. In addition, companies that have underappreciated assets, or have been involved in company turnarounds or corporate restructurings, often have strong value characteristics.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 9.29%.** For the same period, the S&P 400 Index returned 39.80%, while the Lipper Mid-Cap Value Funds Index (“LMCVFI”) returned 19.02%.*

The Story Behind the Returns
Although our results for the past fiscal year reflect a lack of strength, we believe that a look at the past six months gives some insight into why we’re optimistic about the outlook for the Fund. In the most recent six months, value stocks began to perform much better—as indicated by this Fund’s 22.23%** return for that period. The more growth-oriented S&P 400 returned 18.34% for the period, while LMCVFI returned 12.17%.

With value stocks beginning to pick up steam again after several years of disappointment, investors in the Fund are being rewarded for our having remained true to our value charter. This turnaround began in March, as the Nasdaq Composite weakened and began a steep correction that was particularly severe among technology stocks.

Changes in Fortune
Among the sectors that are improving are financial services, especially insurance. Insurance stocks were beaten down to extremely cheap levels in recent years, below 10 times earnings at a time when the market’s overall average price-to-earnings ratio was more than double that rate. In recent months, insurers have had greater success in raising their rates, improving profitability. Despite their recent improvement, we believe there is still plenty of room for further appreciation in this sector.

A similar story is found in health care services. Investors shunned these stocks as cutbacks in Medicare reimbursement rates threatened profitability of companies throughout the sector. However, the tide is now turning, as reimbursement rates are poised for increases. Because we bought stocks in this sector early, we have been well-positioned to enjoy their improvement.

We built most of the portfolio’s energy position when oil prices were near their lows of $10 to $12 a barrel. Our contrary stance has delivered results as prices for oil and natural gas have risen to near-record levels, driving up the prices of a broad spectrum of energy stocks. In fact, this turnaround has reached the point where we are beginning to reduce exposure to the sector. The proceeds from the sale of energy stocks will be directed toward sectors currently out-of-favor, but are expected to rebound, including: retail, capital equipment and selected technology.

Sincerely,
/s/ Matthew B. Fahey
Matthew B. Fahey
Co-Manager, Marshall Mid-Cap Value Fund

[PHOTO OF MATTHEW B. FAHEY]

6

■ Marshall Mid-Cap Value Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	22.2%	13.6%
Consumer Durables	0.0%	2.4%
Consumer Non-Durables	30.4%	25.8%
Energy	12.2%	11.7%
Financial	15.0%	14.7%
Raw Materials/Intermediate Goods	10.3%	13.8%
Technology	2.7%	0.0%
Telecommunications	2.3%	3.6%
Transportation	0.0%	3.3%
Utilities	0.0%	5.4%
U.S. Treasury Bill	0.0%	0.0%
Repurchase Agreements	4.9%	5.7%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

Dynegy, Inc.	3.14%
Noble Affiliates, Inc.	3.06%
Viad Corp.	3.00%
Ace Ltd.	2.87%
Honeywell International, Inc.	2.87%
Harcourt General, Inc.	2.81%
Everest Re Group Ltd.	2.72%
MGIC Investment Corp.	2.62%
Payless ShoeSource, Inc.	2.48%
Avnet, Inc.	2.45%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	S&P 400	LMCVFI

1-year	9.29%	39.80%	19.02%
3-year	7.12%	21.47%	7.62%
5-year	11.67%	22.44%	12.98%
Since Inception (9/30/93)	11.93%	19.51%	12.27%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2000, compared to the S&P 400 and the LMCVFI.**

*
The S&P 400 and the LMCVFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCVFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

7

Annual Report—Commentary
Marshall Mid-Cap Growth Fund
The Marshall Mid-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).*

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 71.91%,** compared with the S&P 400 total return of 39.80% and the Lipper Mid-Cap Growth Funds Index (LMCGFI) return of 72.25%.*

Volatility in the Markets
While we are pleased with our results during the fiscal year, growth investing hasn’t followed a straight and easy path over the past twelve months. The Nasdaq Composite began a significant sell-off in early March, when technology stocks were hit particularly hard. The remainder of the spring provided a difficult environment, as concerns about rising interest rates and potential inflation continued to trouble the markets. Exacerbating this were concerns over funding of Internet companies and their long-term viability. With stretched valuations for many companies, it didn’t take much doubt to start a market correction.

Summer brought us a steady market recovery as signs of a slowing economy propelled the market higher. The effect of higher interest rates and energy prices, however, are beginning to be felt in the outlook for corporate earnings.

Stock Selection Remains Critical
The main focus of the Fund remains to invest in companies with strong organic growth. In a challenging economic and political environment, it becomes even more critical that we continue to seek out industry leaders with solid business plans, strong competitive advantages, and seasoned management teams.

Technology stocks continue to account for a significant portion of the portfolio. We have reduced our exposure to consumer cyclicals and consumer staples as a slowing economy has dampened the earnings outlook for many of these companies. Additionally, we have significantly increased our energy and healthcare holdings. We are positioned toward growth opportunity with greater visibility in a potentially less favorable economic environment.

Sincerely,

/s/ Michael Groblewski
Michael Groblewski

[PHOTO OF MICHAEL GROBLEWSKI]

8

■ Marshall Mid-Cap Growth Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	17.2%	16.1%
Consumer Durables	0.0%	0.0%
Consumer Non-Durables	24.0%	45.4%
Energy	5.4%	0.0%
Financial	8.9%	8.4%
Raw Materials/Intermediate Goods	0.0%	0.0%
Technology	28.1%	15.4%
Telecommunications	9.4%	7.6%
Transportation	0.0%	0.0%
Utilities	0.0%	3.6%
U.S. Treasury Bill	0.0%	0.2%
Repurchase Agreements	7.0%	3.3%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

SDL, Inc.	5.47%
Scientific-Atlanta, Inc.	3.44%
Flextronics International, Ltd.	3.06%
Internet Security Systems, Inc.	3.05%
Lehman Brothers Holdings, Inc.	2.66%
Kohl's Corp.	2.47%
Jabil Circuit, Inc.	2.34%
JDS Uniphase Corp.	2.29%
Applied Micro Circuits Corp.	2.24%
Macrovision Corp.	2.15%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	S&P 400	LMCGFI

1-year	71.91%	39.80%	72.25%
3-year	34.00%	21.47%	31.13%
5-year	27.80%	22.44%	24.43%
Since Inception (9/30/93)	23.09%	19.51%	22.26%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 30, 1993 to August 31, 2000, compared to the S&P 400 and the LMCGFI.*

*
The S&P 400 and the LMCGFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The S&P 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 and the LMCGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

9

Annual Report—Commentary
Marshall Small-Cap Growth Fund
The Marshall Small-Cap Growth Fund (the “Fund”) seeks to provide capital appreciation. Fund assets are invested in a diversified portfolio of common stocks of small-size companies similar in size to those within the Russell 2000 Index (Russell 2000).*

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 56.14%,** compared with the Russell 2000 total return of 27.16% and the Lipper Small-Cap Funds Index (LSCFI) return of 48.81%.***

Volatility in the Markets
The past twelve months have proved difficult for growth investors. Interest rates are no longer declining which had allowed for earnings multiples (P/E’s) to expand to historical highs. Fears of rising inflation and higher interest rates surfaced, dampening the bullish market psychology which in turn put downward pressure on stock valuations. This change in psychology made it difficult for companies with current high cash needs and only the promise of future profitability to raise additional funds. Internet and certain telecommunications were the hardest hit, when it became difficult to fund their business plans to profitability.

The notable exception was biotechnology. The recent news has been very positive with the sequencing of the human genome and numerous new products in the final stages of development. This news was enough to overcome the rising level of anxiety in the overall stock market. These companies were able to raise substantial funds and are now in strong financial positions. Despite the significant run-up in this sector, the Fund has maintained its overweight position in the sector.

Another standout was the energy sector. The rapid rise in the price of oil and natural gas has significantly bolstered the earnings of energy companies, resulting in very strong performance over the past six months. With energy prices expected to stay high, we are maintaining our position in this sector.

The Role of Stock Picking
The recent shakeout in the technology market should increase the role of stock picking. No longer is every stock in technology appreciating daily—investors are becoming evermore selective. We are focused on choosing well managed companies with well thought out business plans, rather than making large bets on sectors. Technology, however, does occupy a significant portion of the Fund’s assets, and as a result events in the sector will play a large role in performance.

Sincerely,
/s/ Sean McLeod
Sean McLeod
Manager, Marshall Small-Cap Growth Fund

[PHOTO OF SEAN McLEOD]

■ Marshall Small-Cap Growth Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	18.3%	17.9%
Consumer Durables	0.0%	0.0%
Consumer Non-Durables	20.0%	49.5%
Energy	4.7%	3.3%
Financial	6.2%	3.6%
Raw Materials/Intermediate Goods	0.0%	0.0%
Technology	26.3%	12.0%
Telecommunications	16.1%	7.5%
Transportation	0.0%	0.0%
Utilities	0.0%	0.0%
U.S. Treasury Bill	0.0%	0.2%
Repurchase Agreements	8.4%	6.0%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
(As a % of net assets)

Security	8/31/00

Applied Micro Circuits Corp.	5.67%
SDL, Inc.	4.93%
Flextronics International, Ltd.	4.14%
Watchguard Technologies, Inc.	3.05%
Aether Systems, Inc.	3.01%
Diamond Technology Partners, Class A	2.97%
AudioCodes, Inc.	2.79%
Pinnacle Holdings, Inc.	2.72%
Triquint Semiconductor, Inc.	2.40%
Noble Affiliates, Inc.	2.33%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	Russell 2000	LSCFI

1-year	56.14%	27.16%	48.81%
3-year	18.20%	9.56%	16.69%
Since Inception (11/1/95)††	28.35%	14.61%	16.92%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 1, 1995†† to August 31, 2000, compared to the Russell 2000 and the LSCFI.***

*	Small-cap funds may experience a higher degree of market volatility than larger-cap funds.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
The Russell 2000 and the LSCFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The Russell 2000 is an index of common stocks whose market capitalizations generally range from $200 million to $5 billion. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

†
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the LSCFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

††
The Marshall Small-Cap Growth Fund is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for periods before the Fund’s registration statement became effective on August 30, 1996, as adjusted to reflect the Fund’s anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain diversification requirements and investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been subject to those restrictions registered under the 1940 Act, the performance may have been adversely affected.

11

Annual Report—Commentary
Marshall International Stock Fund
The Marshall International Stock Fund (the “Fund”) invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.* The Fund uses a value-oriented approach and invests in companies selling at a discount to their global industry peers.

Fund Performance
During the 12 months ended August 31, 2000, the Fund provided a total return of 28.09%,** compared with a total return of 9.55% by the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE) and 18.06% for the Lipper International Funds Index (LIFI).***

Tech Takes a Hit
Most notable over the past twelve months was the selloff in technology stocks. Telecommunications stocks in particular were troubled as concerns arose about the growth of future demand for cellular service—concerns that were far from the market’s mind just a few months earlier. It has become less clear that companies will be repaid for the significant expense of building wireless infrastructure—and those doubts coupled with high valuations sparked a steep fall.

To contend with this changing environment, we have cut our formerly overweighted position in technology to an underweighting. In taking a more defensive posture, we have allocated more assets to consumer staples, financials, health care, and energy stocks. These weightings bring the Fund’s portfolio more in line with those of the index. While our tech overweighting proved somewhat problematic during the correction, earlier it was responsible for powerful returns that contributed to the Fund’s outperformance for the year.

We have certainly not abandoned tech companies, but have shifted our focus away from cellular stocks and toward corporate technology—those firms that help companies build their networks, improve security, and enhance productivity.

What’s Ahead?
Overall, international markets are shifting away from a high-growth orientation to a more fundamental approach. This somewhat more defensive stance reflects that there are now more questions looming over international markets, including how fast economies will slow, what impact economic slowing will have on corporate profitability, and what impact currency issues will have.

Given the uncertainty of sustained economic growth, investing in areas where demand for products is more certain is an appropriate strategy. We’re finding attractive health-care stocks (such as generic-drug leader Teva Pharmaceuticals), as well as financial stocks (such as Alleanza) that are responding to European nations’ move toward self-directed retirement programs. Even in a slowing economic environment, such firms appear poised for good relative performance.

Sincerely,

/s/ Daniel R. Jaworski, CFA
Daniel R. Jaworski, CFA
Manager, Marshall International Stock Fund
[PHOTO OF DANIEL R. JAWORSKI]

12

■ Marshall International Stock Fund

SECTOR DIVERSIFICATION
(As a % of portfolio holdings)

	8/31/00	8/31/99

Basic Materials	0.0%	0.0%
Capital Goods	15.0%	14.6%
Consumer Durables	0.4%	3.5%
Consumer Non-Durables	24.2%	29.6%
Energy	6.8%	6.8%
Financial	27.1%	19.6%
Raw Materials/Intermediate Goods	1.1%	5.2%
Technology	1.0%	4.3%
Telecommunications	20.8%	12.9%
Transportation	0.0%	2.9%
Utilities	1.7%	0.6%
U.S. Treasury Bill	0.0%	0.0%
Repurchase Agreements	1.9%	0.0%

Total	100.0%	100.0%

TEN LARGEST
STOCK HOLDINGS
As of 8/31/00

Security	% of net assets

Nortel Networks Corp.	3.66%
Alcatel	3.01%
ING Group N.V.	2.71%
HSBC Holdings PLC	2.66%
NTT DoCoMo, Inc.	2.51%
Nomura Securities Co., Ltd.	2.31%
BP Amoco PLC	2.27%
Telefonaktiebolaget LM Ericsson AB	2.25%
Amvescap PLC	2.18%
Smith Kline Beecham Corp.	1.81%

COUNTRY ALLOCATIONS
2000 vs 1999
(As a % of portfolio holdings)

Country	8/31/00	8/31/99

Belgium	0.5%	0.0%
Denmark	1.2%	0.0%
Finland	1.5%	3.5%
France	12.8%	7.4%
Germany	2.2%	6.6%
Ireland	0.8%	1.7%
Italy	2.2%	0.5%
Netherlands	8.1%	9.8%
Spain	1.4%	3.1%
Sweden	3.9%	2.4%
Switzerland	7.1%	5.0%
United Kingdom	18.8%	15.7%

Total Europe	60.5%	55.7%
Israel	2.5%	1.1%

Total Middle East	2.5%	1.1%
Canada	9.6%	2.9%
Mexico	1.1%	1.3%
United States	6.1%	3.9%

Total North America	16.8%	8.1%
Australia	2.0%	2.5%
Hong Kong	1.9%	3.3%
Japan	14.3%	24.2%
Korea	0.4%	2.5%
Singapore	1.4%	2.6%

Total Pacific Rim	20.0%	35.1%
Brazil	0.2%	0.0%

Total South America	0.2%	0.0%

Total	100.0%	100.0%

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	EAFE	LIFI

1-year	28.09%	9.55%	18.06%
3-year	12.48%	11.18%	12.91%
5-year	14.30%	10.08%	13.21%
Since Inception (9/1/94)	12.17%	8.43%	10.74%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 1, 1994 to August 31, 2000, compared to the EAFE and the LIFI.***

*	Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The EAFE is a market capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

†
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

13

Annual Report—Commentary

Marshall Government Income Fund
The Marshall Government Income Fund (the “Fund”) invests in securities issued by the United States government and its agencies and instrumentalities, particularly mortgage-related securities. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest-rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 6.20%,* compared with a return of 7.17% by the Lipper U.S. Mortgage Funds Index (LUSMI) and a 8.05% return by the Lehman Brothers Mortgage-Backed Securities Index (LMI).**

Factors Influencing Interest Rates
Over the past half year, the Federal Reserve Board (the “Fed”) raised rates by a total of 75 basis points, adding to 50 basis points’ worth of hikes in the first half of the fiscal year. Short-term interest rates rose in answer to these actions. As the Fed stayed inactive through the summer, however, short rates stabilized and even fell slightly.

The Treasury yield curve was inverted in the early part of the reporting period, as long rates were kept in check by the government’s buyback of long term Treasury debt. Toward the end of the fiscal year, however, this inversion began to correct itself. Based upon the proposed spending programs and tax cuts, it appears that the Presidential candidates may not be as committed to buying back Treasury debt to the same extent that many investors had anticipated.

Out of the Fray
Despite the interest-rate shifts at the short and long ends of the yield curve, five-year Treasury rates were up only about nine basis points over the year—in other words, they were essentially unchanged. This area of the yield curve is more representative of the area of the market the Fund operates in.

Over the reporting period, there was actually very little change in the price of mortgage-backed securities. Therefore, the Fund’s performance is primarily attributable to collecting the income paid by the mortgage securities in the portfolio, rather than seeking capital appreciation by selling mortgages and buying Treasuries. Clearly, few could have predicted just how low yields on long Treasuries would dip. Nonetheless, our stance did cost the Fund some opportunity for capital growth.

Looking Forward
Over the past twelve months, the economy’s rate of growth decelerated, but it remains fairly strong. Market sentiment is that the Fed has completed its cycle of interest-rate hikes. Some are even looking for an easing of rates, but we agree with the general consensus that the Fed won’t move in either direction during its three remaining meetings in 2000.

Inflation remains well-contained, though it has certainly gone up in recent months. Rising energy prices, coupled with a continued tight labor market, have helped to nudge prices upward, though not to levels that could yet be considered problematic. We anticipate a relatively calm interest-rate environment, which is favorable to the mortgage securities we emphasize in the portfolio.

Sincerely,
/s/ Joseph M. Cullen
Joseph M. Cullen, CFA
Manager, Marshall Government Income Fund

14

■ Marshall Government Income Fund

PORTFOLIO DIVERSIFICATION
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

CMO/ABS	24.0%	8.2%
Cash Equivalents	10.1%	15.6%
Corporate	1.9%	2.7%
FHLMC/MBS	9.2%	16.6%
FNMA/MBS	19.9%	29.7%
GNMA/MBS	25.5%	22.5%
U.S. Treasury	9.4%	4.7%

	100%	100%

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

AA Rated Corporate Bonds	0.0%	3.3%
AAA Rated Corporate Bonds	0.0%	1.8%
BBB Rated Corporate Bonds	1.9%	5.9%
Cash Equivalents	10.1%	15.4%
Government Agency	78.6%	68.9%
U.S. Treasury	9.4%	4.7%

	100%	100%

FUND STATISTICS
As of 8/31/00

SEC 30-Day Yield	6.42%
Average Dollar-Weighted Maturity	6.01 years
Duration†	3.66 years

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	LMI	LUSMI

1-year	6.20%	8.05%	7.17%
3-year	5.19%	6.14%	5.26%
5-year	5.77%	6.76%	5.84%
Since Inception (12/13/92)	5.62%	6.75%	5.53%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on December 13, 1992 to August 31, 2000, compared to the LMI and the LUSMI.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

15

Annual Report—Commentary
Marshall Intermediate Bond Fund
The Marshall Intermediate Bond Fund (the “Fund”) invests in intermediate-term investment-grade bonds and notes, including corporate, asset-backed, mortgage-backed, and United States government securities. The Adviser’s strategy to pursue total return is to adjust the Fund’s weightings in these sectors as it deems appropriate, using macroeconomic, credit, and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.

Fund Performance
The Fund’s return for the 12 months ended August 31, 2000, was 6.35%,* compared with a return of 5.92% for the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) and 6.27% for the Lehman Brothers Intermediate Government/Corporate Bond Index (LGCI).**

Looking at Interest Rates
During the past twelve months, the Federal Reserve Board (the “Fed”) raised rates a total of 75 basis points. This continued the Fed’s tightening activity from the first half of the fiscal year, but concluded by the end of May. Since then, the Fed has remained on the sidelines, though still with a bias toward controlling inflation. Continued—though slowing—economic strength, as well as tightness of the labor market and rising energy prices have combined to raise concerns about inflation.

Rising short rates and declining long rates produced an inversion of the yield curve that only began to correct itself toward the end of the fiscal year. This inversion was driven by the government’s buying back long term Treasury debt. The chief impact of the inverted Treasury yield curve for the Fund was a widening of the spreads between the yields paid by Treasuries and those paid by comparable-maturity corporate bonds. These interest rate spreads were made still wider by the accelerated pace of corporate borrowing.

In the next 12 months, we anticipate that there could be room for the Fed to raise rates again, despite some signs of economic slowing. Many of the Fed’ concerns are still in place. Commodity prices—particularly energy prices—are rising, labor remains tight in supply, and economic growth continues even at a slowed rate. Import prices are increasing as well; previously, pressure from cheap imports had helped hold down prices of domestic goods. That said, we don’t anticipate dramatic action from the Fed.

There is also a possibility that the government’s Treasury buyback will slow. Both Presidential candidates have outlined programs to increase spending on other programs, reducing the amount of money available to buy back long Treasury debt. There already are some signs that investors are anticipating a slowdown in the buybacks, which is leading to a steepening of the yield curve, correcting its previously inverted state.

As the curve steepens, so-called spread products—corporate bonds, mortgages, and agency issues—are in a position to generate improved performance. We will therefore continue to favor AAA rated asset-backed issues and mortgages as means to add high-quality yield to the portfolio. We also will continue to add to our corporate bond positions, preferring the relative liquidity of the primary market over the secondary market.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Intermediate Bond Fund
[PHOTO OF MARK D. PITTMAN]

16

■ Marshall Intermediate Bond Fund

PORTFOLIO
DIVERSIFICATION
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

CMO/ABS	14.5%	24.4%
Cash Equivalents	12.8%	17.7%
Corporate	46.3%	50.6%
FHLMC/MBS	0.0%	0.0%
FNMA/MBS	1.8%	2.0%
GNMA/MBS	3.0%	0.9%
U.S. Treasury	21.6%	4.4%

	100.0%	100.0%

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

A Rated Corporate Bonds	22.3%	30.6%
AA Rated Corporate Bonds	7.4%	0.5%
AAA Rated Corporate Bonds	12.4%	16.3%
BAA Rated Corporate Bonds	20.7%	0.0%
BBB Rated Corporate Bonds	0.0%	24.7%
Cash Equivalents	7.6%	17.1%
Government Agency	6.9%	6.5%
U.S. Treasury	22.7%	4.3%

	100.0%	100.0%

FUND STATISTICS
As of 8/31/00

SEC 30-Day Yield	6.67%
Average Dollar-Weighted Maturity	3.44 years
Duration†	2.45 years

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	LGCI	LSIBF

1-year	6.35%	6.27%	5.92%
3-year	5.17%	5.78%	5.22%
5-year	5.48%	6.03%	5.57%
Since Inception (11/23/92)	5.35%	6.20%	5.59%

[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 23, 1992 to August 31, 2000, compared to the LGCI and the LSIBF.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LGCI and the LSIBF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIBF have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

17

Annual Report—Commentary
Marshall Intermediate Tax-Free Fund
The Marshall Intermediate Tax-Free Fund (the “Fund”) invests in investment-grade municipal securities, which includes tax-free debt obligations of states, territories, and possessions of the United States and political subdivisions and financing authorities of these entities. The Fund’s assets are invested primarily in municipal securities providing income that is exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors. The Fund maintains an average dollar-weighted portfolio maturity of three to 10 years. The primary goal of the Fund is to generate income exempt from federal income tax.*

Fund Performance
For the 12-month period ended August 31, 2000, the Fund provided a total return of 5.58%,** compared with the market as represented by the Lipper Intermediate Municipal Funds Index (LIMI) return of 5.18%. The Lehman Brothers 7-Year General Obligations Index (L7GO) reported a return of 6.16% for the same period.***

Impact of the Municipal Yield Curve
The structure of the bonds in the portfolio benefited from the flattening of the municipal yield curve over the year. The yield curve for municipal securities, unlike the Treasury curve, was not inverted, but its flattening did present opportunities.

The barbell structure in place put significant investments at the short and long ends of the yield curve, and our position at the long end—where yields had been falling—contributed positively to the Fund’s performance. The Fund’s average duration was slightly longer than that of its peer group, also contributing to price performance as long yields declined.†

Sectors and States
We are actively seeking out opportunities to take advantage of supply/demand imbalances for municipal issues in certain states by selling issues from states with short supply, and buying issues in states with abundant issuance. Increased demand from retail investors has sparked much of this imbalance.

Overall, municipal supply is down significantly from a year earlier. Thanks to increased tax revenues generated by the strong economy, the credit quality of issues are generally healthy and improving.

Nonetheless, there have been some trouble spots. Health care was a particularly difficult sector of the municipal market, largely because of concerns about government reimbursement levels. Because the Fund did not have a significant weighting there, however, we were able to avoid most of the troubled issues. However, now that these issues have been driven down to undervalued levels, we have selectively added some fundamentally sound health-care issues to the portfolio.

On the Horizon
It appears to us that the Fed may be about done with its series of rate hikes. To address this changing environment, we have been moving the portfolio away from its barbell structure and toward a more bulleted approach, allowing us to participate in opportunities that we believe will present themselves all along the yield curve. With the end of the Fed’s tightening activity, short and intermediate rates would be most likely to fall; we want the portfolio to have the chance to benefit more fully from that situation.

Sincerely,
/s/ John D. Boritzke
John D. Boritzke
Manager, Marshall Intermediate Tax-Free Fund

[PHOTO OF JOHN D. BORITZKE]

18

■ Marshall Intermediate Tax-Free Fund

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

A Rated Municipal Bonds	6.4%	5.5%
AA Rated Municipal Bonds	31.1%	33.6%
AAA Rated Municipal Bonds	52.8%	51.5%
A1 Rated Municipal Bonds	0.0%	2.7%
A3 Rated Municipal Bonds	1.4%	0.0%
BAA1 Rated Municipal Bonds	2.4%	0.0%
Cash Equivalents	0.4%	1.7%
Not Rated	5.5%	5.0%

	100.0%	100.0%

FUND STATISTICS
As of 8/31/00

SEC 30-Day Yield	4.42%
Average Dollar-Weighted Maturity	6.73 years
Duration†	5.27 years

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	L7GO	LIMI

1-year	5.58%	6.16%	5.18%
3-year	4.26%	5.09%	4.28%
5-year	4.60%	5.45%	4.82%
Since Inception (2/2/94)	4.33%	5.10%	4.33%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on February 2, 1994 to August 31, 2000, compared to the LIMI and the L7GO.***

*	Income may be subject to state and local taxes.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
The LIMI and the L7GO are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The L7GO is an index comprised of general obligation bonds rated A or better with maturities between six and eight years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

††
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LIMI and the L7GO have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

19

Annual Report—Commentary
Marshall Short-Term Income Fund
The Marshall Short-Term Income Fund (the “Fund”) seeks to maximize total return consistent with current income. Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed, and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Fund Performance
For the 12 months ended August 31, 2000, the Fund provided a total return of 4.46%,* versus a 5.60% return for the Lipper Short-Term Investment Grade Bond Fund Index (LSTIBI) and a 5.88% return for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13).**

The Interest Rate Picture
In the second half of the fiscal year, the Federal Reserve Board (the “Fed”) continued to raise rates, adding two hikes totaling 75 basis points to the raises it imposed in the first half of the year. The Fed has, however, not acted since the end of May, though its bias toward tightening remains. Factors sparking Fed concern included continued economic strength (though this has now shown signs of slowing), tight labor supply, and rising energy prices.

While rates were rising on the short end, they were falling on the long end thanks to the government’s buying back long term Treasury debt. The yield curve for Treasuries thus became inverted, a situation that only began to correct itself toward the end of the fiscal year. The chief impact of the inverted Treasury yield curve for the Fund was a widening of the spreads between the yields paid by Treasuries and those paid by comparable-maturity corporate bonds. These spreads were made still wider by the accelerated pace of corporate borrowing. As a result, the Fund’s holdings in Treasuries are very limited; the breakevens on so-called spread product—non-Treasury securities—made them far more attractive.

Our Outlook
During the reporting period, we have shortened the Fund’s duration somewhat.*** It’s our belief that there is too much optimism regarding both the government buyback and the potential for the Fed to ease rates. Therefore our neutral stance at the beginning of the calendar year has now shifted to a more defensive approach.

We anticipate that the Fed could actually choose to raise rates again in the next year. Although there have been some indications that the pace of economic growth is losing steam, many of the factors that drove the Fed’s concerns remain. Commodity prices—particularly energy prices—are rising, and labor is still in tight supply. And while import prices applied deflationary pressure in recent years, those prices are now climbing as well, contributing to the potential for inflation at home. At the same time, we don’t anticipate that the Fed will need to take severe action to keep inflation under control.

As the yield curve has begun to steepen and correct its previous inversion, corporate bonds, mortgages, and agency issues are all in a position to improve their performance. In this environment, we intend to continue to use AAA rated asset-backed issues and mortgages to help add high-quality yield to the portfolio, while also adding to our position in corporate bonds.

Sincerely,
/s/ Mark D. Pittman
Mark D. Pittman, CFA
Manager, Marshall Short-Term Income Fund
[PHOTO OF MARK D. PITTMAN]

20

■ Marshall Short-Term Income Fund

PORTFOLIO DIVERSIFICATION
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

CMO/ABS	22.7%	28.7%
Cash Equivalents	19.3%	22.0%
Corporate	49.4%	40.5%
FHLB/MBS	1.1%	0.0%
FHLMC/MBS	1.0%	1.4%
GNMA/MBS	0.6%	0.9%
FNMA/MBS	5.9%	7.4%

	100.0%	100.0%

RATINGS
(As a % of portfolio holdings)

Asset Class	8/31/00	8/31/99

A Rated Corporate Bonds	22.6%	22.4%
AA Rated Corporate Bonds	5.4%	1.0%
AAA Rated Corporate Bonds	14.5%	17.8%
BAA Rated Corporate Bonds	32.7%	0.0%
BBB Rated Corporate Bonds	0.0%	25.9%
Cash Equivalents	14.1%	21.8%
Government Agency	10.1%	11.1%

	100.0%	100.0%

FUND STATISTICS
As of 8/31/00

SEC 30-Day Yield	7.61%
Average Dollar-Weighted Maturity	2.31 years
Duration†	1.41 years

AVERAGE ANNUAL
TOTAL RETURNS
As of 8/31/00

	Fund	LSTIBI	ML13

1-year	4.46%	5.59%	5.88%
3-year	4.75%	5.10%	5.72%
5-year	5.27%	5.48%	5.91%
Since Inception (11/1/92)	4.90%	5.65%	5.47%
[Graphic Representations Omitted—See Appendix]

This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 1, 1992 to August 31, 2000, compared to the LSTIBI, and ML13.**

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The LSTIBI and ML13 are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indices are unmanaged. Actual investments may not be made in an index. The Merrill Lynch 1-3 Year U.S. Government/Corporate Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper as falling into the category indicated.

***
Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LSTIBI and ML13 have been adjusted to reflect reinvestment of dividends on securities in the indices.

†
Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

21

Annual Report—Commentary
Marshall Money Market Fund
The Marshall Money Market Fund (the “Fund”) invests in high-quality, short-term money market instruments.* The Adviser uses a bottom-up approach, meaning that the Fund manager looks primarily at individual companies against the context of broader market factors.

Fund Performance
For the six months ended August 31, 2000, the Fund provided a total return of 3.06%.** This compares with an 2.91% return for the Money Fund Report Averages™ and 2.95% for the Lipper Money Market Funds Index.*** For the 12 months ended August 31, 2000, the Fund returned 5.88%.** This compares with a 5.48% return for the Money Fund Report Averages™ and 5.59% for the Lipper Money Market Funds Index. As of August 31, 2000, the Fund’s 7-day net yield was 6.33%.†

Fed Influence
The biggest news affecting the money market over the past twelve months was the Federal Reserve Board’s (the “Fed”) two rate hikes, with a 25 basis point lift in March followed by another 50 points in May. These actions were the biggest driver of money market rates, which peaked in May but have settled back somewhat since then as the Fed has chosen to stand pat.

Many observers are of the opinion that the Fed has completed its tightening activity, and that its next move may even be one to ease rates somewhat. We actually believe the Fed could remain on hold for quite a while. Although economic growth has slipped back from the torrid pace it has been on, the overall economy is still doing well. Consumers are spending less, but that doesn’t mean they’re spending little. While employment numbers and purchasing managers data are down from their peaks, we do not yet see signs of sufficient slippage to trigger a Fed easing. Overall, the markets seem somewhat uncertain in dealing with an environment in which the Fed could be inactive for an extended period of time.

Energy Prices Rising
Another factor the markets are contending with is the impact of increasing energy costs. Some participants are operating under the assumption that rising oil and natural gas prices will cut into corporate profits, hurt stock prices, and slow the economy, while others believe that rising energy prices will trigger higher inflation.

Until the impact of these costs has been fully worked out, their impact on the economy and inflation remains uncertain. It is hard for us to believe that they won’t have some lasting impact; transportation costs are a meaningful component of the price of just about every product people buy. Of course, one determinant of energy costs is just how much more oil OPEC is willing to pump. With winter coming, demand is set to move upward. If that winter proves to be harsh, demand could spike sharply— and if supply isn’t there to meet that demand, oil prices could go up equally steeply with impact resounding throughout the economy.

Looking Ahead
Our strategy still emphasizes floating-rate notes, which help to boost the Fund’s yield. In the prevailing environment, we find these issues attractive. As the Fund has enjoyed some asset growth, we have been able to commit more assets to this sector. The Fund’s maturity has shortened somewhat, to about 47 days. This reflects, however, how the reset features on floating-rate notes operate rather than a deliberate action. Going forward, we would like to go a little longer if we can find attractive one-year paper to add to the portfolio, but we don’t anticipate making any radical change to the Fund’s stance.

Sincerely,
/s/ Richard M. Rokus
Richard M. Rokus
Manager, Marshall Money Market Fund

[PHOTO OF RICHARD M. ROKUS]

FUND STATISTICS
As of 8/31/00

Investor Class of Shares

7-day Net Yield†	6.33%
7-day Effective Yield†	6.53%
Average Dollar-Weighted Maturity	40.47 Days

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

**	Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund’s current earnings.

***
The Money Fund Report™ (formerly, IBC Financial Data) publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication, reports monthly and year-to-date investment results for the same money market funds. Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper as falling into the category indicated.

†
The 7-day net annualized yield is based on the average net income per share for the 7 days ended on the date of calculation and the offering price on that date. The 7-day effective yield is annualized and reflects daily compounding of the 7-day net yield.

August 31, 2000
Portfolio of Investments

Equity Income Fund

Shares	Description	Value

	Common Stocks — 98.2%
	Capital Goods — 11.6%
	Aerospace & Defense — 2.4%
65,000	Boeing Co.	$3,485,625
24,000	Northrop Grumman Corp.	1,867,500
39,000	Rockwell International Corp.	1,577,062
21,000	Textron, Inc.	1,177,312
34,000	United Technologies Corp.	2,122,875

	Total	10,230,374
	Building Materials — 0.4%
36,000	Masco Corp.	702,000
26,500	(1)Vulcan Materials Co.	1,174,281

	Total	1,876,281
	Electrical Equipment — 6.0%
37,000	Emerson Electric Co.	2,448,937
391,000	General Electric Co.	22,946,812

	Total	25,395,749
	Manufacturing — 1.5%
43,000	Caterpillar, Inc.	1,580,250
36,000	Deere & Co.	1,185,750
68,500	(1)Honeywell International, Inc.	2,641,531
18,000	Illinois Tool Works, Inc.	1,009,125

	Total	6,416,656
	Technology — 1.3%
38,000	Electronic Data Systems Corp.	1,892,875
12,800	PerkinElmer, Inc.	1,151,200
155,000	Xerox Corp.	2,489,687

	Total	5,533,762

	Total Capital Goods	49,452,822
	Consumer Durables — 3.0%
	Automotive & Related — 2.1%
25,500	Eaton Corp.	1,692,562
137,454	Ford Motor Co.	3,324,669
38,000	General Motors Corp.	2,743,125
21,000	Johnson Controls, Inc.	1,122,187

	Total	8,882,543
	Manufacturing — 0.9%
70,000	Newell Rubbermaid, Inc.	1,815,625
30,000	Nike, Inc., Class B	1,186,875
18,000	Whirlpool Corp.	684,000

	Total	3,686,500

	Total Consumer Durables	12,569,043
	Consumer Non-Durables — 28.9%
	Advertising — 0.3%
14,000	(1)Omnicom Group, Inc.	1,168,125
	Beverages & Foods — 7.2%
37,000	Anheuser-Busch Cos., Inc.	2,916,062
116,500	(1)Campbell Soup Co.	2,956,187
180,000	Coca-Cola Co.	9,472,500
103,000	ConAgra, Inc.	1,886,187
29,000	General Mills, Inc.	931,625
25,000	Heinz (H.J.) Co.	953,125
101,000	Nabisco Group Holdings Corp.	2,834,312
117,000	PepsiCo, Inc.	4,987,125
70,000	Ralston Purina Co.	1,583,750
46,000	Unilever N.V.	2,173,500

	Total	30,694,373
	Entertainment — 0.4%
29,000	(1)Seagram Co. Ltd.	1,745,438

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Household Product/Wares — 1.7%
22,000	Clorox Co.	$796,125
105,000	Procter & Gamble Co.	6,490,312

	Total	7,286,437
	Leisure & Recreation — 0.3%
60,000	Carnival Corp.	1,196,250
	Manufacturing — 0.7%
32,000	Minnesota Mining & Manufacturing Co.	2,976,000
	Media — 0.6%
24,000	Gannett Co., Inc.	1,359,000
25,000	(1)New York Times Co., Class A	979,687

	Total	2,338,687
	Other Consumer Non-Durables — 0.5%
35,000	McGraw-Hill Cos., Inc.	2,167,813
	Personal Care — 1.1%
46,700	Colgate-Palmolive Co.	2,378,781
82,500	(1)Gillette Co.	2,475,000

	Total	4,853,781
	Pharmaceuticals & Health Care — 12.7%
123,000	Abbott Laboratories	5,381,250
107,200	American Home Products Corp.	5,808,900
15,000	Baxter International, Inc.	1,248,750
166,600	Bristol-Myers Squibb Co.	8,829,800
112,000	Johnson & Johnson	10,297,000
87,000	Lilly (Eli) & Co.	6,351,000
171,200	Merck & Co., Inc.	11,962,600
100,000	Schering Plough Corp.	4,012,500

	Total	53,891,800
	Photography — 0.4%
30,000	Eastman Kodak Co.	1,867,500
	Retail — 0.8%
46,000	Albertsons, Inc.	989,000
35,700	(1)May Department Stores Co.	818,869
53,000	Sears, Roebuck & Co.	1,652,937

	Total	3,460,806
	Services — 0.5%
58,000	(1)Dun & Bradstreet Corp.	1,914,000
	Tobacco — 1.2%
177,000	Philip Morris Cos., Inc.	5,243,625
	Transportation — 0.5%
40,000	Burlington Northern Santa Fe	895,000
60,000	CSX Corp.	1,432,500

	Total	2,327,500

	Total Consumer Non-Durables	123,132,135
	Energy — 12.9%
	Domestic & International Oil — 10.0%
2	BP Amoco PLC, ADR	110
52,000	Chevron Corp.	4,394,000
254,776	Exxon Mobil Corp.	20,796,091
50,000	Occidental Petroleum Corp.	1,081,250
162,600	(1)Royal Dutch Petroleum Co., ADR	9,949,088
35,200	Texaco, Inc.	1,812,800
65,000	(1)Unocal Corp.	2,169,375
94,200	USX — Marathon Group	2,584,613

	Total	42,787,327
(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Equity Income Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Energy (continued)
	Energy Services — 1.4%
40,000	Halliburton Co.	$2,120,000
44,000	Schlumberger Ltd.	3,753,750

	Total	5,873,750
	Gas Distribution — 1.5%
9,000	Eastern Enterprises	569,250
46,000	(1)El Paso Energy Corp.	2,679,500
39,000	(1)NICOR, Inc.	1,438,125
38,000	Williams Cos., Inc. (The)	1,750,375

	Total	6,437,250

	Total Energy	55,098,327
	Financial — 25.6%
	Banks — 11.5%
137,000	Bank of America Corp.	7,338,063
48,300	Bank of New York Co., Inc.	2,532,731
102,500	Bank One Corp.	3,613,125
99,000	Chase Manhattan Corp.	5,531,625
43,500	Fifth Third Bancorp	2,009,156
65,000	First Union Corp.	1,880,938
78,900	Firstar Corp.	1,883,738
73,620	Fleet Boston Financial Corp.	3,142,654
23,000	J.P. Morgan & Co., Inc.	3,845,313
28,000	Northern Trust Corp.	2,360,750
20,000	PNC Financial Services Group	1,178,750
30,000	SunTrust Banks, Inc.	1,481,250
78,000	U.S. Bancorp, Inc.	1,696,500
26,000	Wachovia Corp.	1,490,125
81,600	Washington Mutual, Inc.	2,856,000
145,000	Wells Fargo Co.	6,262,188

	Total	49,102,906
	Financial Services — 11.3%
40,000	Associates First Capital Corp., Class A	1,125,000
337,333	Citigroup, Inc.	19,691,833
82,000	Fannie Mae	4,407,500
84,000	Federal Home Loan Mortgage Corp.	3,538,500
20,000	Marsh & McLennan Cos., Inc.	2,375,000
95,000	MBNA Corp.	3,354,688
30,000	Merrill Lynch & Co., Inc.	4,350,000
84,000	Morgan Stanley, Dean Witter & Co.	9,035,250

	Total	47,877,771
	Insurance — 2.8%
27,000	AON Corp.	1,007,438
35,000	American General Corp.	2,548,438
14,000	CIGNA Corp.	1,361,500
13,500	Chubb Corp.	1,033,594
48,800	Hartford Financial Services Group, Inc.	3,251,300
49,000	Lincoln National Corp.	2,646,000

	Total	11,848,270

	Total Financial	108,828,947

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 4.4%
	Chemicals — 1.8%
24,000	Air Products & Chemicals, Inc.	$871,500
99,500	(1)Dow Chemical Co.	2,605,656
74,500	Du Pont (E.I.) de Nemours & Co.	3,343,188
19,000	Union Carbide Corp.	761,188

	Total	7,581,532
	Metals — 1.1%
93,240	Alcoa, Inc.	3,100,230
52,000	Barrick Gold Corp.	828,750
21,000	(1)Nucor Corp.	771,750

	Total	4,700,730
	Paper & Related Products — 1.5%
42,000	International Paper Co.	1,338,750
55,000	Kimberly-Clark Corp.	3,217,500
40,000	Weyerhaeuser Co.	1,852,500

	Total	6,408,750

	Total Raw Materials/ Intermediate Goods	18,691,012
	Telecommunications — 8.8%
161,000	(1)AT&T Corp.	5,071,500
23,000	(1)Alltel Corp.	1,162,938
124,000	BellSouth Corp.	4,626,750
272,432	SBC Communications, Inc.	11,374,036
109,000	Sprint Corp.	3,651,500
267,190	Verizon Communications	11,656,164

	Total Telecommunications	37,542,888
	Utilities — 3.0%
	Electric — 3.0%
44,000	Dominion Resources, Inc.	2,332,000
33,600	Duke Energy Corp.	2,513,700
90,000	Edison International	1,861,875
50,000	FPL Group, Inc.	2,668,750
80,000	Southern Co.	2,395,000
31,000	TXU Corp.	1,083,063

	Total Utilities	12,854,388

	Total Common Stocks (identified cost $337,072,409)	418,169,562
	(2)U.S. Treasury Bill — 0.1%
$600,000	9/21/2000 (identified cost $598,125)	598,086

	Total Investment in Securities (identified cost $337,670,534)	418,767,648
	(3)Repurchase Agreement — 1.7%
7,060,373	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	7,060,373

	Total Investments (identified cost $344,730,907)	$425,828,021

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Large-Cap Growth & Income Fund

Shares	Description	Value

	Common Stocks — 94.1%
	Capital Goods — 34.1%
	Aerospace & Defense — 1.4%
135,200	Boeing Co.	$7,250,100
	Computers — 6.1%
200,000	Compaq Computer Corp.	6,812,500
46,300	Hewlett-Packard Co.	5,590,725
82,500	International Business Machines Corp.	10,890,000
62,400	(4)Sun Microsystems, Inc.	7,920,900

	Total	31,214,125
	Computer Services — 7.3%
150,000	(1)(4)Amazon.com, Inc.	6,225,000
97,500	(1)(4)America Online, Inc.	5,715,937
125,000	(4)BMC Software, Inc.	3,375,000
201,900	(4)Microsoft Corp.	14,095,144
25,000	(1)(4)Veritas Software Corp.	3,014,062
41,000	(4)Yahoo, Inc.	4,981,500

	Total	37,406,643
	Electrical Equipment — 5.8%
354,000	General Electric Co.	20,775,375
157,600	Tyco International Ltd.	8,983,200

	Total	29,758,575
	Electronics — 10.6%
112,400	(1)(4)Applied Materials, Inc.	9,701,525
249,400	Intel Corp.	18,673,825
100,000	(4)KLA-Tencor Corp.	6,562,500
238,600	(1)Micron Technology, Inc.	19,505,550

	Total	54,443,400
	Technology — 2.9%
95,000	(1)SAP A.G., ADR	6,097,813
197,100	(1)(4)Solectron Corp.	8,931,094

	Total	15,028,907

	Total Capital Goods	175,101,750
	Consumer Durables — 1.9%
	Automotive & Related — 1.9%
300,000	General Motors Corp., Class H	9,937,500
	Consumer Non-Durables — 31.1%
	Beverages & Foods — 3.6%
109,364	(1)Coca-Cola Co.	5,755,280
134,200	PepsiCo, Inc.	5,720,275
99,900	Quaker Oats Co.	6,786,956

	Total	18,262,511
	Communications Services — 0.7%
100,000	(1)(4)NEXTLINK Communications, Inc., Class A	3,506,250
	Entertainment — 3.6%
102,106	(1)Disney (Walt) Co.	3,975,753
129,500	(1)Seagram Co., Ltd.	7,794,281
79,300	Time Warner, Inc.	6,780,150

	Total	18,550,184
	Medical Supplies — 1.6%
125,000	Guidant Corp.	8,414,062
	Pharmaceuticals & Health Care — 12.3%
177,200	Abbott Laboratories	7,752,500
147,940	American Home Products Corp.	8,016,499
239,000	(1)HCA-The Healthcare Corp.	8,245,500
77,420	(1)Johnson & Johnson	7,117,801
123,900	(4)Medimmune, Inc.	10,423,087
115,200	Merck & Co., Inc.	8,049,600

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables (continued)
	Pharmaceuticals & Health Care (continued)
177,500	Pfizer, Inc.	$7,676,875
120,400	Schering Plough Corp.	4,831,050
30,000	(1)(4)Serono SA, ADR	858,750

	Total	62,971,662
	Retail — 8.2%
100,000	(4)Best Buy Co., Inc.	6,175,000
129,800	Home Depot, Inc.	6,238,513
161,400	(4)Kohl’s Corp.	9,038,400
157,100	(4)Safeway, Inc.	7,746,994
93,300	Wal-Mart Stores, Inc.	4,425,919
258,100	Walgreen Co.	8,485,038

	Total	42,109,864
	Tobacco — 1.1%
197,100	(1)Philip Morris Cos., Inc.	5,839,088

	Total Consumer Non-Durables	159,653,621
	Energy — 5.8%
	Domestic & International Oil — 5.0%
71,200	Amerada-Hess Corp.	4,872,750
114,896	Exxon Mobil Corp.	9,378,386
114,400	(1)Royal Dutch Petroleum Co., ADR	6,999,850
80,700	Texaco, Inc.	4,156,050

	Total	25,407,036
	Energy Services — 0.8%
50,800	Schlumberger Ltd.	4,333,875

	Total Energy	29,740,911
	Financial — 13.8%
	Banks — 2.6%
163,200	Bank of New York Co., Inc.	8,557,800
88,650	Chase Manhattan Corp.	4,953,319

	Total	13,511,119
	Financial Services — 5.8%
111,000	American Express Co.	6,562,875
153,333	Citigroup, Inc.	8,950,833
77,300	Federal Home Loan Mortgage Corp.	3,256,263
100,000	MBNA Corp.	3,531,250
65,000	Providian Financial Corp.	7,470,938

	Total	29,772,159
	Insurance — 5.4%
136,434	American International Group, Inc.	12,159,680
129,900	MGIC Investment Corp.	7,639,744
101,700	Progressive Corp., OH	7,710,131

	Total	27,509,555

	Total Financial	70,792,833
	Raw Materials/Intermediate Goods — 2.7%
	Paper & Related Products — 2.7%
120,000	Bowater, Inc.	6,165,000
134,700	Kimberly-Clark Corp.	7,879,950

	Total Raw Materials/Intermediate Goods	14,044,950
	Telecommunications — 4.7%
12,500	(1)(4)Corvis Corp.	1,297,656
88,900	Motorola, Inc.	3,205,956
125,000	(4)Qwest Communications International, Inc.	6,453,125
148,360	SBC Communications, Inc.	6,194,030
50,000	(4)Tellabs, Inc.	2,809,375

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Large-Cap Growth & Income Fund
(continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Telecommunications (continued)
20,000	(4)Tycom Ltd.	$832,500
93,150	(4)WorldCom, Inc.	3,399,975

	Total Telecommunications	24,192,617

	Total Common Stocks (identified cost $283,208,206)	483,464,182
	(2)U.S. Treasury Bill — 0.2%
$800,000	9/21/2000 (identified cost $797,500)	797,448

	Total Investments in Securities (identified cost $284,005,706)	484,261,630
	(3)Repurchase Agreement — 5.1%
26,506,618	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	26,506,618

	Total Investments (identified cost $310,512,324)	$510,768,248

Mid-Cap Value Fund

Shares	Description	Value

	Common Stocks — 94.2%
	Capital Goods — 24.7%
	Aerospace & Defense — 4.2%
37,000	General Dynamics Corp.	$2,328,687
28,600	Northrop Grumman Corp.	2,225,437

	Total	4,554,124
	Computer Services — 8.0%
45,000	(4)Affiliated Computer Services, Inc., Class A	2,095,312
105,000	(4)Complete Business Solutions, Inc.	1,417,500
70,000	(4)Keane, Inc.	1,211,875
10,000	(1)(4)McData Corp.	1,075,625
50,000	(4)SunGuard Data Systems, Inc.	1,800,000
95,000	(1)Ziff-Davis, Inc.	1,045,000

	Total	8,645,312
	Electronics — 5.3%
44,000	Avnet, Inc.	2,634,500
60,000	AVX Corp.	1,796,250
35,000	(4)LSI Logic Corp.	1,257,812

	Total	5,688,562
	Manufacturing — 2.9%
80,000	(1)Honeywell International, Inc.	3,085,000
	Other Capital Goods — 1.6%
60,500	Brady Corp., Class A	1,750,719
	Technology — 2.7%
65,000	(1)Mentor Graphics Corp.	1,226,875
10,000	SPX Corp.	1,640,000

	Total	2,866,875

	Total Capital Goods	26,590,592

Shares	Description	Value

	Common Stocks (continued)
	Consumer Non-Durables — 30.1%
	Beverages & Foods — 3.2%
75,000	(4)Kroger Co., Inc.	$1,701,562
131,200	(4)Ralcorp Holdings, Inc.	1,771,200

	Total	3,472,762
	Medical Supplies — 1.0%
45,000	(4)Sybron International Corp.	1,023,750
	Pharmaceuticals & Health Care — 10.7%
65,000	Dentsply International, Inc.	2,169,375
50,000	(4)First Health Group Corp.	1,553,125
105,000	IMS Health, Inc.	1,981,875
10,000	(4)Intermune Pharmaceuticals, Inc.	380,625
135,000	(4)Manor Care, Inc.	1,805,625
50,000	(1)McKesson HBOC, Inc.	1,246,875
77,400	(4)Tenet Healthcare Corp.	2,399,400

	Total	11,536,900
	Publishing — 2.8%
51,000	Harcourt General, Inc.	3,024,938
	Retail — 3.3%
50,000	(4)Payless ShoeSource, Inc.	2,668,750
80,000	Shopko Stores, Inc.	915,000

	Total	3,583,750
	Services — 9.1%
71,000	(4)American Management System, Inc.	1,326,813
402,600	Ikon Office Solutions, Inc.	2,013,000
65,000	Manpower, Inc.	2,352,188
69,500	(1)(4)Spherion Corp.	855,719
110,000	Viad Corp.	3,224,375

	Total	9,772,095

	Total Consumer Non-Durables	32,414,195
	Energy — 12.1%
	Domestic & International Oil — 3.6%
73,320	USX—Marathon Group	2,011,718
54,500	Unocal Corp.	1,818,938

	Total	3,830,656
	Oil & Gas Products — 6.2%
75,000	Dynegy, Inc.	3,375,000
85,000	Noble Affiliates, Inc.	3,293,750

	Total	6,668,750
	Oil Services — 2.3%
81,000	(4)Rowan Cos., Inc.	2,511,000

	Total Energy	13,010,406
	Financial — 14.9%
	Banks — 4.2%
71,500	Associated Banc Corp.	1,795,320
70,000	Firstar Corp.	1,671,250
23,000	Golden West Financial Corp.	1,095,375

	Total	4,561,945
	Insurance — 10.7%
88,000	Ace Ltd.	3,091,000
125,000	(1)Conseco, Inc.	1,054,688
72,600	Everest Re Group Ltd.	2,922,150
48,000	MGIC Investment Corp.	2,823,000
25,000	Radian Group, Inc.	1,553,125

	Total	11,443,963

	Total Financial	16,005,908
(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Mid-Cap Value Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Raw Materials/Intermediate Goods — 10.2%
	Chemicals — 1.9%
125,000	Millennium Chemicals, Inc.	$2,062,500
	Intermediate Goods — 2.2%
79,327	(1)Hanson PLC, ADR	2,345,104
	Metals — 1.2%
35,000	(1)Nucor Corp.	1,286,250
	Paper & Related Products — 4.9%
226,000	(1)Abitibi-Consolidated, Inc.	2,528,375
60,000	(4)Electronics for Imaging, Inc.	1,560,000
100,000	(4)Packaging Corp. of America	1,168,750

	Total	5,257,125

	Total Raw Materials/ Intermediate Goods	10,950,979
	Telecommunications — 2.2%
18,000	Telephone and Data System, Inc.	2,088,000
47,500	(1)(4)Key3Media Group, Inc.	359,219

	Total Telecommunications	2,447,219

	Total Common Stocks (identified cost $83,706,013)	101,419,299
	(3)Repurchase Agreement — 4.9%
$5,214,329	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	5,214,329

	Total Investments (identified cost $88,920,342)	$106,633,628

Mid-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 95.4%
	Capital Goods — 46.5%
	Computer Services — 7.3%
65,000	(4)Diamond Technology Partners, Class A	$4,147,812
100,000	(4)FISERV, Inc.	5,418,750
205,000	(1)(4)Internet Security Systems, Inc.	16,605,000
120,000	Paychex, Inc.	5,355,000
50,000	(4)Sonicwall, Inc.	3,806,250
240,000	(1)(4)Ziff-Davis, Inc.	4,680,000

	Total	40,012,812
	Electrical Equipment — 1.5%
156,250	(1)Molex, Inc.	8,251,953
	Semi-Conductor — 8.8%
160,000	(4)Altera Corp.	10,370,000
60,000	(1)(4)Applied Micro Circuits Corp.	12,176,250
100,000	(1)(4)Caliper Technologies Corp.	6,212,500
40,000	(4)Marvell Technology Group Ltd.	2,855,000
100,000	(4)Triquint Semiconductor, Inc.	5,531,250
120,000	(4)Vitesse Semiconductor Corp.	10,657,500

	Total	47,802,500

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Technology — 28.9%
55,000	(1)(4)Aether Systems, Inc.	$7,617,500
320,000	(4)CommScope, Inc.	7,980,000
200,000	(1)(4)Flextronics International Ltd.	16,662,500
120,000	(1)(4)Handspring, Inc.	4,230,000
70,000	(4)Inktomi Corp.	9,126,250
100,000	(4)Integrated Device Technology, Inc.	8,775,000
100,000	(1)(4)JDS Uniphase Corp.	12,448,437
200,000	(4)Jabil Circuit, Inc.	12,762,500
70,000	(4)Mercury Interactive Corp.	8,553,125
110,000	(1)(4)Phone.com, Inc.	10,168,125
75,000	(1)(4)SDL, Inc.	29,798,438
100,000	(4)Sawtek, Inc.	5,043,750
240,000	Scientific-Atlanta, Inc.	18,705,000
200,000	(4)Tetra Tech, Inc.	5,425,000

	Total	157,295,625

	Total Capital Goods	253,362,890
	Consumer Non-Durables — 24.7%
	Broadcasting — 9.3%
220,000	(1)(4)American Tower Systems Corp.	7,988,750
315,000	(4)Cox Radio, Inc., Class A	6,555,937
210,000	(4)Hispanic Broadcasting Corp.	5,394,375
110,000	(4)Macrovision Corp.	11,728,750
120,000	(1)(4)Univision Communications, Inc., Class A	5,295,000
325,000	(4)USA Networks, Inc.	7,820,313
200,000	(4)Westwood One, Inc.	5,562,500

	Total	50,345,625
	Pharmaceuticals & Health Care — 6.1%
68,000	(4)Alexion Pharmaceuticals, Inc.	7,140,000
30,000	(4)Celgene Corp.	2,220,000
132,500	(4)Geltex Pharmaceuticals, Inc.	5,368,320
250,000	(4)Health Management Association, Class A	4,078,125
162,500	(4)Intermune Pharmaceuticals, Inc.	6,185,156
130,000	(1)(4)King Pharmaceuticals, Inc.	4,176,250
70,000	(4)Watson Pharmaceuticals, Inc.	4,318,125

	Total	33,485,976
	Leisure & Recreation — 2.5%
200,000	(1)Harley Davidson, Inc.	9,962,500
165,000	(4)Steiner Leisure Ltd.	3,774,375

	Total	13,736,875
	Medical Supplies — 0.8%
102,500	(4)Aviron	4,612,500
	Publishing — 0.6%
175,000	(4)Primedia, Inc.	3,128,125
	Retail — 4.4%
113,000	(4)99 Cents Only Stores	5,077,938
300,000	(1)(4)Bed Bath & Beyond, Inc.	5,268,750
240,000	(4)Kohl’s Corp.	13,440,000

	Total	23,786,688
	Services — 1.0%
150,000	(4)Crown Castle International Corp.	5,203,125

	Total Consumer Non-Durables	134,298,914
(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Mid-Cap Growth Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Energy — 5.5%
	Oil & Gas Products — 4.3%
200,000	(1)EOG Resources, Inc.	$7,650,000
150,000	(4)Global Marine, Inc.	4,846,875
125,000	(4)Nabors Industries, Inc.	5,945,312
100,000	(4)Noble Drilling Corp.	4,850,000

	Total	23,292,187
	Oil Services — 1.2%
220,000	(4)Rowan Cos., Inc.	6,820,000

	Total Energy	30,112,187
	Financial — 9.1%
	Banks — 2.0%
130,000	Northern Trust Corp.	10,960,625
	Financial Services — 2.7%
100,000	(1)Lehman Brothers Holdings, Inc.	14,500,000
	Insurance — 2.8%
100,000	Ambac Financial Group, Inc.	6,462,500
150,000	MGIC Investment Corp.	8,821,875

	Total	15,284,375
	Real Estate Investment Trusts — 1.6%
220,000	(1)(4)Pinnacle Holdings, Inc.	8,855,000

	Total Financial	49,600,000
	Telecommunications — 9.6%
275,000	(1)(4)Adelphia Communications Corp., Class A	9,212,500
180,000	(4)Allegiance Telecom, Inc.	8,966,250
35,000	(4)Anaren Microwave, Inc.	4,132,188
70,000	(1)(4)AudioCodes Ltd.	7,866,250
94,000	(4)Clear Channel Communications, Inc.	6,803,250
75,000	(1)(4)Corvis Corp.	7,785,937
55,000	(1)(4)New Focus, Inc.	7,593,438

	Total Telecommunications	52,359,813

	Total Common Stocks (identified cost $333,016,716)	519,733,804

	(3)Repurchase Agreement — 7.2%
$39,340,100	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	39,340,100

	Total Investments (identified cost $372,356,816)	$559,073,904

Small-Cap Growth Fund

Shares	Description	Value

	Common Stocks — 94.1%
	Capital Goods — 45.8%
	Computer Services — 7.5%
50,000	(4)Concurrent Computer Corp.	$856,250
75,000	(4)Diamond Technology Partners, Class A	4,785,937
60,000	FactSet Research Systems	2,051,250
25,000	(4)Internet Security Systems, Inc.	2,025,000
8,500	(4)Sonicwall, Inc.	647,062
90,000	(1)(4)ZDNet	1,755,000

	Total	12,120,499

Shares	Description	Value

	Common Stocks (continued)
	Capital Goods (continued)
	Electrical Equipment — 2.2%
70,000	(1)(4)ACT Manufacturing, Inc.	$3,565,625
	Semi-Conductor — 9.1%
45,000	(4)Applied Micro Circuits Corp.	9,132,187
45,000	(4)MKS Instruments, Inc.	1,580,625
70,000	(4)Triquint Semiconductor, Inc.	3,871,875

	Total	14,584,687
	Technology — 27.0%
10,000	(1)(4)Active Power, Inc.	702,500
30,000	(4)Adept Technology, Inc.	1,498,125
35,000	(1)(4)Aether Systems, Inc.	4,847,500
30,000	(1)(4)CacheFlow, Inc.	3,281,250
100,000	(4)C-Cor. Net Corp.	1,950,000
80,000	(4)CommScope, Inc.	1,995,000
80,000	(1)(4)Flextronics International Ltd.	6,665,000
20,000	(4)Floware Wireless Systems Ltd.	527,500
120,000	(1)(4)McAfee.com Corp.	3,157,500
125,000	(1)(4)Mentor Graphics Corp.	2,359,375
20,000	(1)(4)SDL, Inc.	7,946,250
34,500	(1)(4)Sonic Innovations, Inc.	357,938
120,000	(4)Tetra Tech, Inc.	3,255,000
100,000	(4)Watchguard Technologies, Inc.	4,912,500

	Total	43,455,438

	Total Capital Goods	73,726,249
	Consumer Non-Durables — 20.6%
	Banks — 1.5%
80,000	Cullen Frost Bankers, Inc.	2,480,000
	Broadcasting — 6.4%
100,000	(1)(4)American Tower Systems Corp., Class A	3,631,250
120,000	(4)Cox Radio, Inc., Class A	2,497,500
30,000	(4)Hispanic Broadcasting Corp.	770,625
120,000	(4)Westwood One, Inc.	3,337,500

	Total	10,236,875
	Communication Services — 2.5%
52,500	(1)(4)Mpower Communications Corp.	967,969
69,000	(4)SBA Communications Corp.	3,079,125

	Total	4,047,094
	Leisure & Recreation — 1.5%
105,000	(4)Steiner Leisure Ltd.	2,401,875
	Medical Supplies — 2.2%
90,000	(1)(4)Aspect Medical Systems, Inc.	1,732,500
40,000	(1)(4)Aviron	1,800,000

	Total	3,532,500
	Pharmaceuticals & Health Care — 4.7%
27,000	(4)Alexion Pharmaceuticals, Inc.	2,835,000
60,000	(4)Geltex Pharmaceuticals, Inc.	2,430,937
59,200	(4)Intermune Pharmaceuticals, Inc.	2,253,300

	Total	7,519,237
	Retail — 1.8%
33,000	(4)99 Cents Only Stores	1,482,937
60,000	(4)Too, Inc.	1,477,500

	Total	2,960,437

	Total Consumer Non-Durables	33,178,018

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Small-Cap Growth Fund (continued)

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	Energy — 4.8%
	Domestic & International Oil — 1.2%
34,000	(1)Devon Energy Corp.	$1,991,125
	Oil & Gas Products — 3.6%
30,000	(4)BJ Services Co.	2,010,000
97,000	Noble Affiliates, Inc.	3,758,750

	Total	5,768,750

	Total Energy	7,759,875
	Financial — 6.4%
	Insurance — 3.7%
50,000	Radian Group, Inc.	3,106,250
100,000	Raymond James Financial, Inc.	2,850,000

	Total	5,956,250
	Real Estate Investment Trust — 2.7%
109,000	(4)Pinnacle Holdings, Inc.	4,387,250

	Total Financial	10,343,500
	Telecommunications — 16.5%
77,400	(1)(4)ADC Telecommunications, Inc.	3,168,562
155,000	(4)Adelphia Business Solutions, Inc., Class A	2,315,312
25,000	(4)Anaren Microwave, Inc.	2,951,563
40,000	(4)AudioCodes Ltd.	4,495,000
110,000	(1)(4)GT Group Telecom, Inc., Class B	1,746,250
115,000	(4)LCC International, Inc., Class A	2,522,813
30,400	(1)(4)Lexent, Inc.	1,020,300
155,000	(1)(4)McLeodUSA, Inc., Class A	2,450,938
50,000	(4)Pac-West Telecomm, Inc.	706,250
70,000	(4)SeaChange International, Inc.	2,100,000
21,000	(4)Time Warner Telecom, Inc., Class A	1,363,688
110,000	(1)(4)Westell Technologies, Inc., Class A	1,760,000

	Total Telecommunications	26,600,676

	Total Common Stocks (identified cost $100,565,983)	151,608,318
	(3)Repurchase Agreement — 8.6%
$13,836,514	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	13,836,514

	Total Investments (identified cost $114,402,497)	$165,444,832

International Stock Fund

Shares	Description	Value

	Common Stocks — 96.7%
	Australia — 1.9%
	Banks — 0.9%
314,200	National Australia Bank Ltd., Melbourne	$4,602,060
	Commercial Services — 1.0%
173,040	Brambles Industries Ltd.	4,910,148

	Total Australia	9,512,208
	Belgium — 0.5%
	Banks — 0.5%
17,000	Dexia	2,407,135
	Brazil — 0.2%
	Aerospace & Defense — 0.2%
32,500	(4)Embraer — Empresa Brasileira de Aeronautica SA, ADR	887,656
	Canada — 9.5%
	Banks — 1.6%
87,900	Royal Bank of Canada, Montreal	5,144,419
86,400	Toronto-Dominion Bank	2,468,152

	Total	7,612,571
	Computer Services — 0.7%
30,300	(4)Cognos, Inc.	1,308,581
58,000	Thomson Corp.	2,241,984

	Total	3,550,565
	Electronics — 2.0%
31,000	(4)C-MAC Industries, Inc.	2,222,312
97,100	(4)Celestica, Inc.	7,585,938

	Total	9,808,250
	Manufacturing — 1.5%
443,600	Bombardier, Inc., Class B	7,323,016
	Telecommunications — 3.7%
220,000	Nortel Networks Corp.	17,943,750

	Total Canada	46,238,152
	Denmark — 1.2%
	Pharmaceuticals & Health Care — 0.9%
21,200	Novo-Nordisk AS, Class B	4,304,684
	Utilities — Electric — 0.3%
32,100	(4)Vestas Wind Systems AS	1,425,919

	Total Denmark	5,730,603
	Finland — 1.5%
	Telecommunications — 1.5%
158,800	Nokia Oyj, Class A, ADR	7,136,075
	France — 12.6%
	Banks — 1.8%
48,600	BNP Paribas SA	4,465,472
75,400	Societe Generale, Paris	4,464,656

	Total	8,930,128
	Beverages & Foods — 1.7%
58,500	Groupe Danone	7,987,355
	Broadcasting — 0.5%
35,000	TF1 — TV Francaise	2,550,950
	Domestic & International Oil — 1.5%
49,400	Total Fina SA, Class B	7,328,147
	Insurance — 1.5%
52,619	Axa	7,488,018
	Leisure & Recreation — 0.3%
20,700	LVMH	1,606,100

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	France (continued)
	Manufacturing — 0.8%
52,600	Schneider SA	$3,875,740
	Pharmaceuticals & Health Care — 0.7%
47,600	Aventis SA	3,570,709
	Retail — 0.5%
30,600	Carrefour SA	2,230,259
	Semi-Conductor — 0.3%
20,800	STMicroelectronics NV	1,274,099
	Telecommunications — 3.0%
179,900	Alcatel	14,700,961

	Total France	61,542,466
	Germany — 2.1%
	Chemicals — 0.2%
30,200	Bayer AG	1,273,478
	Insurance — 1.1%
9,600	Allianz AG Holding	3,234,252
7,800	Muenchener Rueckversicherungs- Gesellschaft AG	2,138,894

	Total	5,373,146
	Manufacturing — 0.8%
23,300	Siemens AG	3,733,567

	Total Germany	10,380,191
	Hong Kong — 1.9%
	Diversified — 0.5%
163,300	Hutchison Whampoa Ltd.	2,303,244
	Telecommunications — 1.4%
900,000	(4)China Mobile (Hong Kong) Ltd.	6,923,965

	Total Hong Kong	9,227,209
	Ireland — 0.8%
	Pharmaceuticals & Health Care — 0.8%
67,000	(4)Elan Corp. PLC, ADR	3,906,938
	Israel — 2.5%
	Computer Services — 1.0%
31,600	(4)Check Point Software Technologies Ltd.	4,607,675
	Pharmaceuticals & Health Care — 1.5%
123,700	Teva Pharmaceutical Industries Ltd., ADR	7,499,313

	Total Israel	12,106,988
	Italy — 2.2%
	Banks — 0.9%
777,300	Banca Intesa SPA	3,326,033
68,000	Istituto Bancario San Paolo di Torino	1,206,133

	Total	4,532,166
	Insurance — 1.0%
371,550	Alleanza Assicurazioni	4,611,214
	Telecommunications — 0.3%
181,300	Telecom Italia Mobile SPA	1,570,863

	Total Italy	10,714,243
	Japan — 14.2%
	Chemicals — 0.4%
36,000	Shin-Etsu Chemical Co., Ltd.	1,768,777
	Electronics — 2.2%
287,000	NEC Corp.	8,207,689
60,000	Pioneer Electronic Corp.	2,531,646

	Total	10,739,335

Shares	Description	Value

	Common Stocks (continued)
	Japan (continued)
	Financial Services — 2.9%
482,000	Nomura Securities Co., Ltd.	$11,276,043
70,000	Toyota Motor Credit Corp.	3,045,476

	Total	14,321,519
	Household Product/Wares — 1.0%
32,500	Sony Corp.	3,626,348
11,000	Sony Corp., ADR	1,256,750

	Total	4,883,098
	Office Products — 0.4%
40,000	Canon, Inc.	1,789,030
	Pharmaceuticals & Health Care — 1.8%
120,000	Chugai Pharmaceutical Co., Ltd.	2,137,834
49,000	Eisai Co. Ltd.	1,479,419
90,000	Fujisawa Pharmaceutical Co., Ltd.	3,063,291
39,000	Takeda Chemical Industries, Ltd.	2,307,455

	Total	8,987,999
	Retail — 0.5%
16,200	Fast Retailing Co., Ltd.	2,602,785
	Technology — 0.8%
116,000	Fujitsu Ltd.	3,360,900
900	Keyence Corp.	298,734

	Total	3,659,634
	Telecommunications — 2.8%
10,000	Matsushita Communication Industrial Co., Ltd.	1,383,029
464	NTT DoCoMo, Inc.	12,268,918

	Total	13,651,947
	Utilities — Electric — 1.4%
209,000	Furukawa Electric Co., Ltd.	6,721,707

	Total Japan	69,125,831
	Korea — 0.3%
	Electronics — 0.3%
7,100	Samsung Electronics Co.	1,751,387
	Mexico — 1.1%
	Banks — 0.8%
777,700	Grupo Financiero Banamex Accival, SA de CV, Class O	3,972,600
	Diversified — 0.3%
27,800	(4)Fomento Economico Mexicano, SA de CV, ADR	1,266,638

	Total Mexico	5,239,238
	Netherlands — 8.0%
	Beverages & Foods — 1.7%
86,500	Koninklijke Ahold NV	2,443,470
115,500	Koninklijke Numico NV	5,834,250

	Total	8,277,720
	Chemicals — 0.5%
50,400	Akzo Nobel NV	2,228,630
	Domestic & International Oil — 1.6%
129,200	Royal Dutch Petroleum Co.	7,856,767
	Electronics — 0.6%
55,397	Koninklijke (Royal) Philips Electronics NV	2,694,993
	Financial Services — 3.2%
79,200	Fortis NV	2,437,641
197,800	ING Group NV	13,240,013

	Total	15,677,654

(See Notes which are an integral part of the Financial Statements)

August 31, 2000

Portfolio of Investments

International Stock Fund (continued)

Shares	Description	Value

	Common Stocks (continued)
	Netherlands (continued)
	Insurance — 0.2%
29,300	Aegon NV	$1,141,887
	Technology — 0.2%
23,600	Qiagen NV	1,127,159

	Total Netherlands	39,004,810
	Singapore — 1.3%
	Electronics — 1.3%
79,400	(4)Flextronics International Ltd.	6,615,013
	Spain — 1.4%
	Banks — 0.5%
228,800	Banco Santander Central Hispano SA	2,457,719
	Telecommunications — 0.9%
229,516	Telefonica SA	4,401,062

	Total Spain	6,858,781
	Sweden — 3.8%
	Banks — 1.6%
352,600	Nordbanken Holding AB	2,446,588
316,500	Svenska Handelsbanken AB, Class A	5,230,407

	Total	7,676,995
	Telecommunications — 2.2%
544,000	Telefonaktiebolaget LM Ericsson AB	10,978,199

	Total Sweden	18,655,194
	Switzerland — 7.0%
	Banks — 0.9%
21,100	Credit Suisse Group	4,408,955
	Beverages & Foods — 1.5%
3,380	Nestle SA	7,283,881
	Building Materials — 0.2%
900	Holderbank Financiere Glarus AG, Class B	1,062,744
	Manufacturing — 0.9%
40,100	(4)ABB Ltd.	4,460,370
	Pharmaceuticals & Health Care — 1.3%
4,250	Novartis AG	6,426,234
	Services — 0.3%
1,970	Adecco SA	1,509,730
	Retail — 1.9%
1,220	Compagnie Financiere Richemont AG	3,454,799
3,850	The Swatch Group AG, Class B	5,470,006

	Total	8,924,805

	Total Switzerland	34,076,719
	United Kingdom — 18.5%
	Aerospace & Defense — 0.9%
144,700	BAA PLC	1,154,859
534,500	British Aerospace PLC	3,327,381

	Total	4,482,240
	Banks — 3.7%
902,400	HSBC Holdings PLC	12,976,880
279,000	Royal Bank of Scotland PLC, Edinburgh	5,036,423

	Total	18,013,303

Shares or Principal Amount	Description	Value

	Common Stocks (continued)
	United Kingdom (continued)
	Beverages & Foods — 0.4%
265,800	Diageo PLC	$2,267,931
	Domestic & International Oil — 2.3%
1,209,900	BP Amoco PLC	11,069,605
	Financial Services — 2.2%
498,789	Amvescap PLC	10,639,758
	Household Product/Wares — 0.5%
193,000	Reckitt Benckiser PLC	2,302,113
	Insurance — 0.9%
352,900	(4)Allied Zurich PLC	4,319,509
	Multimedia — 0.3%
48,473	Pearson PLC	1,399,750
	Pharmaceuticals & Health Care — 2.2%
678,800	Smithkline Beecham Corp.	8,840,439
38,000	AstraZeneca Group PLC	1,731,454

	Total	10,571,893
	Retail — 0.2%
171,200	Kingfisher PLC	1,242,142
	Services — 1.0%
352,800	WPP Group PLC	5,006,855
	Telecommunications — 3.4%
478,700	Marconi PLC	8,488,524
2,033,921	Vodafone Group PLC	8,212,336

	Total	16,700,860
	Tobacco — 0.5%
401,000	British American Tobacco PLC	2,577,779

	Total United Kingdom	90,593,738
	United States — 4.2%
	Electrical Equipment — 0.8%
66,000	Tyco International Ltd.	3,762,000
	Electronics — 0.3%
6,700	(4)PMC-Sierra, Inc.	1,581,200
	Oil Services — 1.3%
109,400	Transocean Sedco Forex, Inc.	6,536,650
	Insurance — 0.5%
43,600	Aflac, Inc.	2,354,400
	Telecommunications — 1.3%
16,000	(4)Amdocs Ltd.	1,143,000
57,300	(4)Comverse Technology, Inc.	5,268,019

	Total	6,411,019

	Total United States	20,645,269

	Total Common Stocks (identified cost $407,422,987)	472,355,844
	(3)Repurchase Agreement — 1.8%
$8,930,000	State Street Corp., 5.25%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	8,930,000

	Total Investments (identified cost $416,352,987)	$481,285,844

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Government Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 4.6%
$6,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.810%, 11/15/2029	$5,953,200
10,643,000	Greenwich Capital Acceptance, Series 1995-BA1, Class A4, 7.150%, 8/10/2020	10,398,317

	Total Asset-Backed Securities (identified cost $16,665,899)	16,351,517
	Collateralized Mortgage Obligations — 21.8%
15,000,000	Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666-H)	14,505,000
10,430,000	Federal Home Loan Mortgage Corp., 6.500%, 1/20/2015, REMIC (Series 2204-H)	9,844,564
10,000,000	Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK)	9,575,600
20,600,000	Federal Home Loan Mortgage Corp., 7.000%, 11/15/2006, REMIC (Series 2196-ME)	20,461,362
4,469,463	Federal Home Loan Mortgage Corp., 7.025%, 10/15/2008, REMIC (Series 1601-FA)	4,455,652
15,207,072	Federal Home Loan Mortgage Corp., 7.375%, 10/15/2008, REMIC (Series 1624-FA)	15,312,001
108,405	Independent National Mortgage Corp., 7.250%, 11/25/2010	107,984
4,110,000	Residential Funding Mortgage Securities I, Series 1993-S43, Class A5, 5.950%, 11/25/2023	3,951,724

	Total Collateralized Mortgage Obligations (identified cost $76,051,075)	78,213,887
	Corporate Bonds — 2.1%
3,000,000	(5)HSB Group, Inc., FRN, 7.644%, 10/15/2000	2,757,360
5,000,000	(5)TXU Gas Capital, FRN, 8.129%, 10/1/2000	4,811,350

	Total Corporate Bonds (identified cost $7,909,300)	7,568,710
	Government Agencies — 9.6%
	Federal Home Loan Mortgage Corporation — 2.5%
6,800,000	5.780%, 5/7/2004	6,548,264
2,440,911	9.500%, 2/1/2025	2,528,637

	Total	9,076,901
	Federal National Mortgage Association — 7.1%
16,000,000	5.780%, 5/7/2004	15,407,680
10,000,000	6.500%, 8/15/2004	9,900,100

	Total	25,307,780

	Total Government Agencies (identified cost $33,904,003)	34,384,681

Principal Amount	Description	Value

	Mortgage Backed Securities — 50.2%
	Federal Home Loan Mortgage Corporation — 7.5%
$15,875,348	5.000%, 8/1/2014	$14,513,719
4,197,966	7.000%, 11/1/2009	4,161,234
3,794,713	7.500%, 4/1/2024	3,793,537
1,801,985	8.500%, 9/1/2024	1,842,530
9,508	8.750%, 4/1/2001	9,532
2,381,037	9.000%, 6/1/2019	2,442,039
521	9.500%, 2/1/2001	522
205	10.500%, 10/1/2000	206

	Total	26,763,319
	Federal National Mortgage Association — 14.8%
3,785,231	5.500%, 11/1/2028	3,407,881
7,671,772	7.000%, 12/1/2010	7,599,811
19,882,862	7.000%, 5/1/2029	19,311,229
14,470,825	7.500%, 8/1/2029	14,312,514
8,335,376	8.000%, 10/1/2028	8,426,565

	Total	53,058,000
	Government National Mortgage Association — 27.9%
11,446,801	7.000%, 4/15/2029	11,268,002
6,772,971	7.000%, 5/15/2029	6,645,978
11,224,543	7.000%, 6/15/2029	11,014,082
15,275,442	7.500%, 12/15/2025	15,280,178
20,010,238	7.500%, 2/15/2027	20,004,034
13,577,416	7.500%, 8/15/2025	13,581,625
3,526,411	7.500%, 8/15/2025	3,540,729
10,906,576	8.000%, 10/15/2017	11,165,607
1,608,631	9.000%, 1/15/2010	1,662,424
4,921,811	9.000%, 11/15/2009	5,060,212
1,019,107	9.500%, 10/15/2024	1,061,145
534	10.500%, 10/15/2000	535

	Total	100,284,551

	Total Mortgage Backed Securities (identified cost $181,467,648)	180,105,870
	U.S. Treasury Securities — 10.3%
	U.S. Treasury Notes — 10.3%
35,000,000	6.125%, 8/31/2002	34,978,125
2,000,000	(1)6.500%, 8/31/2001	2,003,360

	Total U.S. Treasury (identified cost $36,984,062)	36,981,485

	Total Investments in Securities	353,606,150
	(3)Repurchase Agreement — 11.1%
39,779,546	Lehman Brothers, Inc., 6.580%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	39,779,546

	Total Investments (identified cost $392,761,533)	$393,385,696

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Intermediate Bond Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 9.2%
$5,500,000	(6)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	$5,424,705
2,500,000	Bridgestone/Firestone Master Trust, Series 1996-1, Class A, 6.17%, 7/1/2003	2,500,125
5,000,000	Citibank Credit Card Master Trust I, Series 1999-7, Class A, 6.65%, 11/15/2006	4,905,500
3,140,542	(6)(6)DLJ Commercial Mortgage Corp., Series 1998-STF2, Class A1, 7.280%, 9/5/2000	3,139,559
6,000,000	(6)(6)DLJ Leverage Loan Funding, LLC 1A, Class B1, 8.360%, 9/15/2000	5,805,000
7,750,000	First USA Credit Card Master Trust, Series 1998-9, Class A, 5.280%, 9/18/2006	7,350,565
7,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.81%, 11/15/2029	6,945,400
10,000,000	Metris Master Trust, Series 1997-1, Class A, 6.87%, 11/20/2005	9,981,800
2,436,470	(6)Pegasus Aviation Lease Securitization, Series 1999-1A, Class A1, 6.30%, 3/25/2029	2,361,090
8,259,921	TMS Home Equity Trust, Series 1996-B, Class A7, 7.55%, 2/15/2020	8,256,452

	Total Asset-Backed Securities (identified cost $57,551,450)	56,670,196
	Collateralized Mortgage Obligations — 6.1%
5,000,000	(6)Criimi Mae CMBS Corp., Series 1998-1, Class A2, 6.009%, 2/20/2005	4,596,675
6,000,000	(6)Criimi Mae CMBS Corp., Series 1998-1, Class A3, 6.306%, 12/20/2007	5,560,776
5,421,513	Federal Home Loan Mortgage Corp., Series 1829, Class H, 6.50%, 10/15/2021	5,356,373
899,615	Federal Home Loan Mortgage Corp., Series 1834, Class A, 7.00%, 1/15/2020	897,564
5,921,520	Federal National Mortgage Association, Series 1997-17, Class PD, 7.00%, 4/18/2021	5,906,420
12,000,000	J.P. Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A2, 7.069%, 9/15/2029	11,956,806
3,203,994	(6)Prudential Home Mortgage Securities, Series 1992-B, Class 2B, 6.757%, 9/28/2008	3,123,366

	Total Collateralized Mortgage Obligations (identified cost $38,216,871)	37,397,980
	Corporate Bonds — 46.2%
	Banks — 5.6%
7,000,000	Bank of America Corp., Note, 6.625%, 6/15/2004	6,865,530

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Banks (continued)
$5,210,000	Bank of America Corp., Sub. Note, 7.80%, 2/15/2010	$5,299,039
5,000,000	Bank One Corp., Sr. Note, 7.625%, 8/1/2005	5,042,000
5,000,000	Norwest Corp., MTN, (Series F), 6.50%, 6/1/2005	4,835,850
7,000,000	(5)(6)Old Kent Capital Trust I, 7.511%, 2/1/2027	6,542,578
6,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, 6.50%, 6/4/2003	5,738,748

	Total	34,323,745
	Communications — 4.1%
5,000,000	BellSouth Capital Funding Corp., Note, 7.75%, 2/15/2010	5,055,350
1,800,000	Deutsche Telekom AG, Global Bond, 7.75%, 6/15/2005	1,823,040
2,000,000	Deutsche Telekom AG, Global Bond, 8.00%, 6/15/2010	2,026,440
5,000,000	(6)Vodafone Group PLC, Note, 7.625%, 2/15/2005	5,059,650
4,000,000	WorldCom, Inc., Note, 8.25%, 5/15/2010	4,149,360
7,000,000	WorldCom, Inc., Sr. (Note, 6.125%, 8/15/2001	6,940,010

	Total	25,053,850
	Consumer Cyclical — 4.2%
7,500,000	DaimlerChrysler AG, Company Guarantee, 6.90%, 9/1/2004	7,420,125
5,000,000	Dayton-Hudson Corp., Unsecd. Note, 6.40%, 2/15/2003	4,925,300
10,000,000	Dayton-Hudson Corp., Unsecd. Note, 9.75%, 7/1/2002	10,451,900
3,000,000	Goodyear Tire & Rubber Co., Unsecd. Note, 8.125%, 3/15/2003	3,036,360

	Total	25,833,685
	Financial Services — 14.8%
8,000,000	(5)Bear Stearns Cos., Inc., 7.00%, 1/15/2002	7,874,400
12,000,000	(5)(6)Credit Suisse, London, Sub. Note, 7.90%, 5/1/2007	11,343,768
4,064,000	FINOVA Capital Corp., Note, 6.25%, 11/1/2002	2,971,800
17,400,000	Ford Motor Credit Co., Bond, 6.70%, 7/16/2004	16,971,960
2,000,000	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	1,943,400
4,250,000	General Electric Capital Corp., Note, 7.50%, 6/5/2003	4,315,917
8,165,000	General Motors Acceptance Corp., Unsecd. Note, 7.00%, 6/6/2003	8,101,150
4,000,000	Household Netherlands BV, Company Guarantee, 6.20%, 12/1/2003	3,877,160
5,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 7.50%, 8/1/2026	4,998,350
5,000,000	(5)MBNA Global Capital Securities, Jr. Sub. Deb., 7.511%, 11/1/2000	4,258,450
7,000,000	Morgan Stanley Group, Inc., Note, 8.00%, 6/15/2010	7,275,590

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Intermediate Bond Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Financial Services (continued)
$5,000,000	PaineWebber Group, Inc., Note, 6.45%, 12/1/2003	$4,876,650
12,000,000	Sears Roebuck Acceptance Corp., Note, Series III, 7.01%, 9/19/2002	11,896,320

	Total	90,704,915
	Household Product/Wares — 0.8%
5,000,000	Procter & Gamble Co., Unsub., 6.60%, 12/15/2004	4,947,550
	Industrial Defense — 1.0%
6,000,000	Lockheed Martin Corp., Note, 7.95%, 12/1/2005	6,111,120
	Industrial Services — 6.0%
10,000,000	IMC Global, Inc., Deb., 6.875%, 7/15/2007	9,298,900
9,800,000	(6)Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	9,733,958
6,600,000	NRG Energy, Inc., Sr. Note, 7.50%, 6/1/2009	6,358,308
5,000,000	Waste Management, Inc., Note, 6.625%, 7/15/2002	4,831,250
7,000,000	(5)Waste Management, Inc., Unsecd. Note, 7.70%, 10/1/2002	6,879,670

	Total	37,102,086
	Insurance — 1.1%
5,000,000	Conseco, Inc., Note, 6.80%, 6/15/2005	3,025,000
4,000,000	(5)HSB Group, Inc., Company Guarantee, 7.644%, 10/16/2000	3,676,480

	Total	6,701,480
	Transportation — 2.2%
5,000,000	(6)American Trans Air, Series 2000-IG, Pass Thru Cert., 8.039%, 1/15/2016	5,002,300
4,496,393	Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	4,257,230
4,000,000	Delta Air Lines, Inc., Equipment Trust, Series 1993-A2, 10.50%, 4/30/2016	4,587,880

	Total	13,847,410
	Utilities — 0.6%
4,000,000	(6)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	3,995,840
	Utilities — Electric — 4.7%
5,000,000	Edison International, Note, 6.875%, 9/15/2004	4,919,750
4,000,000	Korea Electric Power Corp., Deb., 6.00%, 12/1/2026	3,924,000
5,000,000	Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	5,089,650
5,000,000	(6)Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	5,048,800
3,000,000	Pinnacle Partner, Sr. Note, 8.83%, 8/15/2004	3,016,020
7,500,000	TXU Eastern Funding Co., Company Guarantee, 6.75%, 5/15/2009	6,789,975

	Total	28,788,195

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Utilities — Natural Gas — 1.1%
$7,000,000	(5)TXU Gas Capital I, Company Guarantee, 8.129%, 10/2/2000	$6,735,890

	Total Corporate Bonds (identified cost $294,035,443)	284,145,766
	Corporate Notes — 2.6%
	Tobacco — 1.6%
10,000,000	Philip Morris Cos., Inc., Note, 7.25%, 9/15/2001	9,924,100
	Transportation — 1.0%
6,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	5,807,340

	Total Corporate Notes (identified cost $15,947,100)	15,731,440
	Government Agencies — 4.1%
	Federal Home Loan Bank — 1.8%
5,000,000	5.43%, 11/17/2008	4,513,900
6,500,000	5.58%, 8/17/2001	6,435,000

	Total	10,948,900
	Federal National Mortgage Association — 2.3%
15,000,000	6.00%, 5/15/2008	14,223,000

	Total Government Agencies (identified cost $25,512,245)	25,171,900
	Mortgage Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation — 0.0%
65,642	8.75%, 4/1/2001	65,810
	Federal National Mortgage Association — 0.8%
4,820,572	7.635%, 8/1/2011	4,941,087

	Total Mortgage Backed Securities (identified cost $5,268,352)	5,006,897
	U.S. Treasury Securities — 22.8%
	U.S. Treasury Bill — 4.0%
25,000,000	United States Treasury Bill, 11/2/2000	24,745,000
	U.S. Treasury Notes — 18.8%
25,000,000	(1) 5.50%, 12/31/2000	24,921,750
5,000,000	(1) 6.00%, 8/15/2004	4,992,500
1,000,000	(1) 6.00%, 8/15/2009	1,005,900
35,000,000	6.125%, 8/31/2002	34,978,125
15,000,000	(1) 6.375%, 8/15/2002	15,051,900
5,000,000	(1) 6.50%, 10/15/2006	5,121,600
3,200,000	(1) 6.75%, 5/15/2005	3,299,008
15,000,000	(1) 7.50%, 2/15/2005	15,846,600
10,000,000	(1) 7.875%, 8/15/2001	10,142,900

	Total	115,360,283

	Total U.S. Treasury Securities (identified cost $140,003,488)	140,105,283

	Total Investment in Securities	564,229,462
	(3)Repurchase Agreement — 13.5%
82,935,978	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	82,935,978

	Total Investments (identified cost $659,470,927)	$647,165,440

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Intermediate Tax-Free Fund

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals — 99.1%
	Arizona — 4.4%
$1,095,000	Glendale, AZ, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.15%), 7/1/2008	A+/Aa3	$1,141,231
40,000	Maricopa County, AZ, Community College District, (Series A), 6.00% (Original Issue Yield: 6.00%), 7/1/2006	AA/Aa1	41,933
960,000	Maricopa County, AZ, Community College District, GO UT Refunding Bonds (Series A), 6.00% (Original Issue Yield: 6.00%), Due 7/1/2006, PRF 7/1/2003 (@101)	AA	1,010,304
2,000,000	Maricopa County, AZ, Unified School District No. 41, Certificate Participation, 5.00% (FSA INS), 1/1/2002	AAA/Aaa	2,017,900

	Total		4,211,368
	Arkansas — 1.8%
1,670,000	Arkansas Development Finance Authority, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020	AAA	1,678,250
	Colorado — 4.3%
1,950,000	Castle Rock Ranch, CO Public Improvement Authority, Revenue Bonds, 5.70%, 12/1/2006	AA	2,063,899
2,000,000	Interlocken Metro District, GO UT, 5.75% (Asset Guaranty LOC)/(Original Issue Yield: 6.05%), 12/15/2019	AA	2,024,640

	Total		4,088,539

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Florida — 3.4%
$1,000,000	Florida Rural Utility Financing Committee, Refunding Revenue Bonds, 5.25% (Public Construction Projects) (GIC CDC Funding Corp.)/(Original Issue Yield: 4.625%), 9/1/2001	MIG1	$1,009,280
1,060,000	Orange County, FL, Health Facilities Authority, Refunding Revenue Bonds, 5.55% (Original Issue Yield: 5.75%), 11/15/2004	A-/Baa1	1,055,601
1,180,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, 5.65% (Original Issue Yield: 5.85%), 11/15/2006	A-/Baa1	1,173,203

	Total		3,238,084
	Georgia — 8.7%
1,000,000	Burke County, GA, Development Authority, Pollution Control Revenue Bond, 6.25%, (Oglethorpe Power Corp. Vogtle B)/ (MBIA INS), 1/1/2003	AAA/Aaa	1,040,030
4,000,000	Chatham County, GA, School District, GO UT, 6.75%, Due 8/1/2019, PRF 8/1/2003 (@102)	AAA/Aaa	4,330,680
1,500,000	Georgia State, (Series B), 5.75% (Original Issue Yield: 4.80%), 8/1/2008	AAA/Aaa	1,616,235
1,370,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds (Series A), 5.25% (Mercer University Project)/(Original Issue Yield: 5.08%), 10/1/2014	A3	1,352,519

	Total		8,339,464
(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Illinois — 6.5%
$2,500,000	Cook County, IL, Community Consolidated School District No. 065, (Series A), 6.00% (FSA INS)/(Original Issue Yield: 5.40%), 5/1/2011	NR/Aaa	$2,682,750
1,000,000	Du Page, IL, Water Commission, GO, Refunding Bond, 6.25% (Original Issue Yield: 6.45%), 3/1/2006	AAA/Aaa	1,044,330
1,380,000	Illinois Health Facilities Authority, (Series C), 5.375% (Original Issue Yield: 5.70%), 4/1/2003	A+/A1	1,398,589
1,085,000	Waukegan, IL, GO UT Bonds, 6.40% (MBIA INS)/ (Original Issue Yield: 6.45%), 12/30/2004	AAA/Aaa	1,128,085

	Total		6,253,754
	Indiana — 3.7%
1,425,000	Indianapolis, IN, Marion County Indiana Public Library, GO UT, 5.80%, 7/1/2012	Aa2	1,507,165
2,000,000	Petersburg, IN, PCA, Revenue Bonds, 6.10% (MBIA INS)/(Original Issue Yield: 6.099%), 1/1/2016	AAA/Aaa	2,074,140

	Total		3,581,305
	Iowa — 4.3%
1,050,000	Cedar Rapids, IA, GO UT Bonds (Series B), 5.20% (Original Issue Yield: 5.25%), 6/1/2007	Aaa	1,071,682
3,000,000	Iowa Finance Authority, Solid Waste Disposal Project, Revenue Bonds, AMT, 6.00% (Ipsco, Inc.), Due 6/1/2027, Mandatory Tender 6/1/2007	NR	3,011,250

	Total		4,082,932

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Kentucky — 2.9%
$2,565,000	Kentucky State Property & Buildings Commission, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 5.51%), 2/1/2011	AAA/Aaa	$2,781,435
	Maryland — 3.7%
3,500,000	Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.20%), 9/1/2002	AA/Aa2	3,542,140
	Massachusetts — 2.8%
2,500,000	Massachusetts State, (Series A), 6.00% (Original Issue Yield: 5.67%), 2/1/2014	AA-/Aa2	2,709,125
	Minnesota — 1.1%
1,000,000	Minneapolis/ St. Paul, MN Housing Authority, Refunding Revenue Bonds, 6.75%, (Group Health Plan, Inc. Project), 12/1/2013	BBB+/Baa1	1,024,570
	Mississippi — 1.1%
1,000,000	Mississippi State, GO UT Bonds, 5.00%, 6/1/2004	AA/Aa3	1,017,980
	Missouri — 1.1%
1,000,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Control State Revolving Fund Program, Revenue Bonds (Series B), 6.65%, 7/1/2006	Aaa	1,094,800
	Nevada — 1.6%
1,500,000	Las Vegas, NV, GO LT Sewer Refunding Revenue Bonds (Series B), 4.875% (MBIA INS)/(Original Issue Yield: 5.05%), 1/1/2006	AAA/Aaa	1,515,900
(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	New Mexico — 5.2%
$775,000	Albuquerque, NM, Educational Facilities, Refunding Revenue Bonds, 4.65% (Albuquerque Academy Project)/ (Original Issue Yield: 4.75%), 10/15/2014	AA-/Aa2	$722,749
715,000	Albuquerque, NM, Educational Facilities, Refunding Revenue Bonds, 4.70% (Albuquerque Academy Project)/ (Original Issue Yield: 4.80%), 10/15/2015	AA-/Aa2	663,563
3,325,000	New Mexico State Highway Commission, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 5.37%), 6/15/2010	AA+/Aa2	3,617,667

	Total		5,003,979
	New York — 5.8%
3,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Revenue Bonds, (Series A) 4.55% (General Electric Capital Corp.), 12/1/2018, Mandatory Put 11/30/2001 (@100)	AAA/Aaa	3,006,240
1,100,000	Oswego County, NY, GO UT, 6.70% (Original Issue Yield: 6.80%), 6/15/2010	A2	1,260,512
1,100,000	Oswego County, NY, GO UT, 6.70% (Original Issue Yield: 6.80%), 6/15/2011	A2	1,263,130

	Total		5,529,882
	North Dakota — 1.8%
1,545,000	North Dakota State Water Authority, Revenue Bonds (Series A), 6.00% (Original Issue Yield: 5.39%), 8/1/2011	AAA	1,678,272

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Ohio — 6.0%
$2,055,000	Cleveland, OH, Parking Facilities, Revenue Bonds, 7.60%, Due 9/15/2003, PRF 9/15/2002 (@102)	NR	$2,220,345
605,000	Cleveland, OH, Public Power System, Refunding Revenue Bonds, 7.00% (MBIA INS)/ (Original Issue Yield: 7.126%), Due 11/15/2017, PRF 11/15/2001 (@102)	AAA/Aaa	635,589
395,000	Cleveland, OH, Public Power System, Revenue Bonds, 7.00% (MBIA INS)/ (Original Issue Yield: 7.126%), 11/15/2017	AAA/Aaa	412,894
1,070,000	Ohio HFA, Mortgage Revenue Bonds, AMT, Residential A-1-RMK, 5.05% (GNMA COL), 9/1/2001	NR/Aaa	1,075,832
1,345,000	Ohio HFA, Mortgage Revenue Bonds, AMT, Residential A-1 RMK, 5.15% (GNMA COL), 9/1/2002	NR/Aaa	1,360,400

	Total		5,705,060
	Pennsylvania — 4.6%
4,000,000	Commonwealth of Pennsylvania, 6.00% (Original Issue Yield: 5.54%), 1/15/2012	AA/Aa3	4,349,120
	South Carolina — 1.2%
1,055,000	South Carolina State, GO UT Bonds (Series B), 5.625%, 7/1/2011	AAA/Aaa	1,113,225
	South Dakota — 1.6%
1,500,000	Heartland Consumers Power District, SD, Refunding Revenue Bonds, 5.90% (FSA INS)/ (Original Issue Yield: 6.00%), 1/1/2004	AAA/Aaa	1,567,260
(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Intermediate Tax-Free Fund (continued)

Principal Amount	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Tennessee — 4.2%
$1,545,000	Johnson City, TN, GO UT Refunding Bonds, 4.75% (FGIC INS)/ (Original Issue Yield: 4.85%), 6/1/2014	AAA/Aaa	$1,487,511
1,520,000	Johnson City, TN, GO UT Revenue Refunding Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 4.85%), 6/1/2014	AAA/Aaa	1,467,803
1,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 6.15% (Original Issue Yield: 6.386%), Due 5/15/2025, Prerefunded 5/15/2002 (@102)	AAA/Aa2	1,047,400

	Total		4,002,714
	Texas — 8.2%
945,000	San Angelo, TX, ISD, GO UT Bonds, 5.30% (PSFG GTD), 2/15/2007	AAA/Aaa	975,117
2,000,000	Tarrant County, TX, HFDC, Revenue Bonds, 5.75% (Texas Health Resources System)/(MBIA INS), 2/15/2009	AAA/Aaa	2,119,140
5,000,000	Trinity River Authority Texas Regional Wastewater System, (Series A) Refunding Revenue Bond, 5.00% (AMBAC INS)/ (Original Issue Yield: 6.13%), 8/1/2016	AAA/Aaa	4,762,450

	Total		7,856,707
	Utah — 2.1%
2,020,000	Jordan, UT, School District, GO UT, 5.00%, 6/15/2003	AAA	2,052,785

Principal Amount or Shares	Description	Credit Rating(7)	Value

	Long-Term Municipals (continued)
	Virginia — 4.1%
$2,190,000	Loudoun County, VA, GO UT (Series B), 5.75%, 1/1/2011	AA/Aa1	$2,366,864
1,500,000	Virginia State Housing Development Authority, Mortgage Revenue Bonds, AMT (Series A, Sub-Series A-1), 6.40%, 7/1/2002	AA+/Aa1	1,537,260

	Total		3,904,124
	Washington — 1.1%
1,000,000	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, 6.875% (Weyerhaeuser Co.), 10/1/2008	A	1,077,110
	Wisconsin — 1.8%
1,650,000	Southeast WI, Professional Baseball Park District, Sales Tax Revenue Bonds, 5.45% (MBIA INS), 12/15/2012	AAA/Aaa	1,697,108

	Total Long-Term Municipals (identified cost $93,514,091)		94,696,992
	Mutual Funds — 0.3%
159,346	Federated Tax-Free Obligations Fund		159,346
165,304	Fidelity Tax Exempt Money Market		165,304

	Total Mutual Funds (shares at net asset value)		324,650

	(8)Total Investments (identified cost $93,838,741)		$95,021,642

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Short-Term Income Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 16.0%
$30,169	(5)AFC Home Equity Loan Trust, Series 1993-2, Class A, 6.00%, 1/20/2013	$29,330
1,350,000	ANRC Auto Owner Trust, 6.75%, 12/15/2003	1,350,000
3,000,000	(5)ARG Funding Corp., Class A2, 5.88%, 5/20/2002	2,958,930
460,277	CPS Auto Grantor Trust, Series 1997-2, Class A, 6.65%, 10/15/2002	459,854
1,256,217	(5)(6)DLJ Commercial Mortgage Corp., Series 1998- STF2, Class A1, 7.2775%, 11/5/2000	1,255,824
2,000,000	(5)(6)DLJ Leverage Loan Funding, LLC 1A, Class B1, 8.360%, 9/15/2000	1,935,000
3,000,000	Green Tree Home Equity Loan Trust, Series 1998-B, Class B1, 7.81%, 11/15/2029	2,976,600
229,973	New York City Tax Lien, Class B, 6.56%, 5/25/2005	228,679
636,284	PNC Mortgage Securities Corp., Series 1994-1, Class T7, 6.00%, 2/25/2024	624,713
1,218,235	Pegasus Aviation Lease Securitization, Series 1999- 1A, Class A1, 6.30%, 3/25/2029	1,180,545
2,605,907	(5)Regional Jet Equipment Trust, Note, 7.771%, 9/5/2004	2,611,119
829,343	TMS Home Equity Trust, Series 1992-D2, Class A3, 7.55%, 1/15/2018	828,186
3,103,977	UCFC Home Equity Loan, Series 1995-A1, Class A5, 8.55%, 1/10/2020	3,103,341

	Total Asset-Backed Securities (identified cost $19,895,216)	19,542,121

	Collateralized Mortgage Obligations — 11.3%
	Federal Home Loan Mortgage Corporation — 1.7%
1,665,376	6.05%, 9/15/2020, Series 1818, Class A	1,636,498
374,840	7.00%, 1/15/2020, Series 1834, Class A	373,985

	Total	2,010,483
	Other Financial — 9.6%
980,364	(5)Capital Asset Research Funding, Series 1997-A, Class A, 6.40%, 12/15/2004	972,398
4,000,000	(5)Criimi Mae CMBS Corp., Series 1998-1, Class A2, 6.009%, 2/20/2005	3,677,340
4,115,652	(5)(6)DLJ Commercial Mortgage Corp., Series 1998- STFI, Class A3, 7.195%, 1/8/2011	4,118,842
72,402	Independent National Mortgage Corp., Series 1995- R, Class A1, 7.25%, 11/25/2010	72,121

Principal Amount	Description	Value

	Collateralized Mortgage Obligations (continued)
	Other Financial (continued)
$947,689	(5)Sasco Commercial Mortgage, Series 1998-C3A, Class A1B, 7.37%, 6/25/2000	$947,689
2,004,126	Securitized Asset Sales, Inc., Series 1995-4, Class A5, 7.25%, 11/25/2025	1,982,762

	Total	11,771,152

	Total Collateralized Mortgage Obligations (identified cost $14,024,657)	13,781,635
	Mortgage Backed–Pass Through Securities — 7.8%
	Federal Home Loan Mortgage Corporation — 1.0%
297,837	9.00%, 7/1/2014	302,304
864,167	11.00%, 8/1/2019	925,557

	Total	1,227,861
	Federal National Mortgage Association — 6.2%
284,614	8.00%, 8/1/2007	286,555
1,254,755	8.00%, 5/1/2008	1,265,345
408,818	9.00%, 7/1/2009	414,950
242,590	9.00%, 1/1/2015	249,111
514,943	9.50%, 12/1/2024	529,423
2,088,683	9.50%, 1/1/2025	2,147,417
414,114	10.00%, 7/1/2020	431,585
816,524	10.50%, 1/1/2022	874,954
1,285,948	11.00%, 12/1/2015	1,377,276

	Total	7,576,616
	Government National Mortgage Association — 0.6%
751,965	9.00%, 12/15/2019	782,751

	Total Mortgage Backed–Pass Through Securities (identified cost $17,986,565)	9,587,228
	Corporate Bonds — 46.4%
	Banks — 4.0%
1,500,000	Bank of America Corp., Sub. Note, 7.75%, 7/15/2002	1,516,215
1,500,000	First Chicago Corp., Sub. Note, 6.875%, 6/15/2003	1,481,400
1,000,000	Firstar Corp., Sr. Note, 6.35%, 7/13/2001	993,140
1,000,000	(5)(6)Skandinaviska Enskilda, Sub. Note, 6.50%, 12/29/2049	956,458

	Total	4,947,213
	Communications — 3.3%
2,000,000	Deutsche Telekom AG, Global Bond, 7.75%, 6/15/2005	2,025,600
2,000,000	WorldCom, Inc., Sr. Note, 6.125%, 8/15/2001	1,982,860

	Total	4,008,460
	Consumer Cyclical — 1.2%
1,500,000	DaimlerChrysler AG, Company Guarantee, 7.75%, 5/27/2003	1,518,510
	Domestic & International Oil — 2.0%
2,500,000	Occidental Petroleum Corp., Note, 6.40%, 4/1/2003	2,435,175

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Short-Term Income Fund (continued)

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Financial Services — 9.7%
$1,000,000	Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001	$998,520
2,000,000	Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.00%, 12/1/2001	1,968,660
1,600,000	FINOVA Capital Corp., Note, 6.25%, 11/1/2002	1,170,000
1,500,000	Ford Motor Credit Co., Note, 7.50%, 6/15/2003	1,509,285
1,000,000	General Electric Capital Corp., Note, 7.50%, 6/5/2003	1,015,510
1,500,000	General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,437,615
3,000,000	Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	2,992,770
1,000,000	(6)MBNA Global Capital Securities, Jr. Sub. Deb., 7.51125%, 2/1/2027	851,690

	Total	11,944,050
	Industrial — 5.0%
3,000,000	IMC Global, Inc., Note, 6.625%, 10/15/2001	2,957,970
2,400,000	(5)Marlin Water Trust, Sr. Note, 7.09%, 12/15/2001	2,383,826
750,000	Waste Management, Inc., Note, 6.70%, 5/1/2001	740,880

	Total	6,082,676
	Insurance — 5.8%
3,000,000	Conseco, Inc., Note, 6.40%, 6/15/2001	2,340,000
3,000,000	Conseco, Inc., Note, 8.50%, 10/15/2002	1,965,000
3,000,000	(6)HSB Group, Inc., Company Guarantee, 7.64375%, 10/15/2000	2,757,360

	Total	7,062,360
	Natural Gas — 2.4%
3,000,000	(6)TXU Gas Capital I, Company Guarantee, 6.35%, 10/1/2000	2,886,810
	Real Estate — 2.4%
3,000,000	EOP Operating LP, Sr. Note, 6.375%, 2/15/2003	2,920,950
	Transportation — 0.8%
1,000,000	AMERCO, Sr. Note, 7.20%, 4/1/2002	967,890
	Utilities — 0.8%
1,000,000	(5)Potomac Capital Investment Corp., MTN, 7.55%, 11/19/2001	998,960

Principal Amount	Description	Value

	Corporate Bonds (continued)
	Utilities — Electric — 9.0%
$2,000,000	Limestone Electronic Trust, Sr. Note, 8.625%, 3/15/2003	$2,035,860
4,000,000	(5)NRG Northeast Generating, Note, 8.065%, 12/15/2004	3,997,160
2,000,000	(5)Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003*	2,019,520
3,000,000	(1)Pinnacle Partner, Sr. Note, 8.83%, 8/15/2004	3,016,020

	Total	11,068,560

	Total Corporate Bonds (identified cost $51,480,060)	56,841,614
	Government Agencies — 1.1%
	Federal Home Loan Bank — 1.1%
700,000	Federal Home Loan Bank System, Bond, Series 121, 5.25%, 4/25/2002	684,523
700,000	Federal Home Loan Bank System, Note, 5.50%, 8/13/2001	692,727

	Total Government Agencies (identified cost $1,391,861)	1,377,250
	Notes — Variable — 2.4%
	Financial Services — 2.4%
3,000,000	Lehman Brothers Holdings, Inc., MTN, 9/03/2002 (identified cost $2,970,450)	2,980,821

	Total Investments in Securities (identified cost $107,748,809)	104,110,669
	(3)Repurchase Agreement — 20.3%
24,826,404	Lehman Brothers, Inc., 6.58%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	24,826,404

	Total Investments (identified cost $132,575,213)	$128,937,073

Money Market Fund

Principal Amount	Description	Value

	Asset-Backed Securities — 2.7%
	Diversified — 2.7%
$10,000,000	CC (USA), Inc., 7.120%, 5/7/2001	$10,000,000
10,000,000	Centauri, 6.780%, 4/25/2001	10,000,000
15,000,000	Sigma Finance Corp., 6.960%, 4/3/2001	15,000,000
20,000,000	Sigma Finance Corp., Class A, 6.860%, 4/18/2001	20,000,000

	Total Asset-Backed Securities	55,000,000
	(9)Commercial Paper — 8.9%
	Advertising — 3.6%
73,882,000	Omnicom Finance, Inc., 6.540% - 6.570%, 9/18/2000 - 9/29/2000	73,600,047

(See Notes which are an integral part of the Financial Statements)

August 31, 2000
Portfolio of Investments

Money Market Fund (continued)

Principal Amount	Description	Value

	(9)Commercial Paper (continued)
	Broker/Dealers — 1.2%
$25,000,000	Donaldson, Lufkin and Jenrette, Inc., 6.570%, 11/27/2000	$24,603,062
	Diversified — 1.2%
25,000,000	Thames Asset Global, 6.570%, 10/23/2000	24,762,750
	Foreign Banks — 0.7%
15,000,000	Commerzbank AG, NY, 7.055%, 7/19/2001	14,996,880
	Short-Term Business Credit — 1.7%
35,000,000	Textron Financial Corp., 6.550%, 12/5/2000	34,395,034
	Utilities — 0.5%
10,500,000	NSTAR, 6.620%, 9/18/2000	10,467,176

	Total Commercial Paper	182,824,949
	Corporate Bonds — 9.2%
	Asset-Backed — 1.9%
20,000,000	Beta Finance, Inc., 6.630%, 1/23/2001	20,000,000
20,000,000	Beta Finance, Inc., 6.750%, 3/15/2001	20,000,000

	Total	40,000,000
	Personal Credit — 4.4%
75,000,000	American Honda Finance Corp., 6.730%, 1/22/2001	74,997,124
15,000,000	Ford Motor Credit Co., 7.020%, 10/10/2000	15,013,691

	Total	90,010,815
	Telecommunications — 2.9%
60,000,000	GTE Corp., 6.820%, 12/11/2000	59,987,074

	Total Corporate Bonds	189,997,889
	(5)Variable-Rate Notes — 69.2%
	Automotive — 0.7%
13,500,000	General Motors Acceptance Corp., 7.060%, 9/15/2000	13,509,138
	Banks — 15.0%
25,000,000	Allfirst Bank, 6.704%, 10/26/2000	24,997,841
50,000,000	Bank One Corp., 6.710%, 11/17/2000	49,999,051
25,000,000	Bank One Corp., 6.869%, 10/16/2000	25,015,685
14,650,000	Branch Banking & Trust Co., Wilson, 6.900%, 11/30/2000	14,658,041
8,350,000	Corestates Capital Corp., 6.740%, 10/10/2000	8,350,059
75,000,000	Fleet Boston Financial Corp., Series P, 6.708%, 9/13/2000	74,971,248
21,500,000	Huntington National Bank, 6.772%, 11/2/2000	21,505,836
75,000,000	SMM Trust, Series 1999A-1, 6.780%, 9/13/2000	75,000,000
15,000,000	Union Bank of California, 6.814%, 10/16/2000	15,000,162

	Total	309,497,923

Principal Amount	Description	Value

	(5)Variable-Rate Notes (continued)
	Broker/Dealers — 16.3%
$75,000,000	Bank of America, 6.740%, 11/25/2000	$75,000,000
75,000,000	Bear Stearns Cos., Inc., 6.690%, 9/1/2000	75,000,000
75,000,000	Goldman Sachs & Co., 6.793%, 9/11/2000	75,000,000
35,000,000	J.P. Morgan & Co., Inc., 6.630%, 9/1/2000	35,000,000
50,000,000	Merrill Lynch & Co., Inc., 6.690%, 10/12/2000	49,996,829
25,000,000	Merrill Lynch & Co., Inc., 6.829%, 10/3/2000	25,000,088

	Total	334,996,917
	Construction Equipment — 0.7%
15,000,000	Caterpillar Financial Services Corp., 6.784%, 11/5/2000	15,007,321
	Diversified Manufacturing — 1.2%
25,000,000	Danaher Corp., 6.621%, 9/1/2000	25,000,000
	Forest Products & Paper — 3.6%
75,000,000	Willamette Industries, Inc., 6.651%, 9/1/2000	75,000,000
	Insurance — 14.8%
40,000,000	American General Corp., 6.690%, 11/18/2000	40,000,000
40,000,000	Commonwealth Life Insurance, 6.920%, 9/1/2000	40,000,000
50,000,000	GE Life and Annuity Assurance Co., 6.800%, 10/20/2000	50,000,000
40,000,000	Jackson National Life Insurance Co., 6.710%, 11/1/2000	40,000,000
50,000,000	Metropolitan Life Insurance Co., 6.830%, 9/1/2000	50,000,000
10,000,000	Monumental Life Insurance Co., 6.830%, 10/2/2000	10,000,000
25,000,000	Monumental Life Insurance Co., 6.850%, 10/2/2000	25,000,000
50,000,000	Travelers Insurance Co., 6.819%, 10/2/2000	50,000,000

	Total	305,000,000
	Other Consumer Non-Durables — 2.7%
55,000,000	Unilever Capital Corp., 6.649%, 9/7/2000	55,000,000
	Personal Credit — 8.9%
50,000,000	Associates Corp. of North America, 6.773%, 9/26/2000	50,000,000
20,000,000	Associates Corp. of North America, 6.780%, 11/27/2000	20,011,969
20,000,000	GMAC Australia Finance, 6.790%, 10/23/2000	20,004,550
15,000,000	GMAC Australia Finance, 6.963%, 10/30/2000	15,014,486
13,000,000	GMAC International Finance B.V., 6.781%, 11/13/2000	13,004,688
50,000,000	Household Finance Corp., 6.745%, 9/29/2000	50,000,000
15,000,000	Toyota Motor Credit Corp., 6.793%, 9/7/2000	14,999,796

	Total	183,035,489

(See Notes which are an integral part of the Financial Statements)

■ Marshall Funds

Money Market Fund (continued)

Principal Amount	Description	Value

	(5)Variable-Rate Notes (continued)
	Short-Term Business Credit — 3.6%
$74,000,000	Heller Financial, Inc., 6.899%, 9/1/2000	$74,000,000
	Telecommunications — 1.7%
35,000,000	SBC Communications, Inc., 6.630%, 11/15/2000	34,997,607

	Total Variable-Rate Notes	1,425,044,395

	Total Investment in Securities	1,852,867,233

Principal Amount	Description	Value

	(3)Repurchase Agreement — 9.6%
$197,422,935	Lehman Brothers, Inc., 6.580%, dated 8/31/2000, due 9/1/2000	$197,422,935

	Total Investments (at amortized cost)	$2,050,290,168

(See Notes which are an integral part of the Financial Statements)
42

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at August 31, 2000.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(3)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on current market prices.

(4)	Non-income producing.

(5)	Current rate and next demand date shown.

(6)
Securities exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Funds’ board of directors.

(7)	Current credit ratings are unaudited. Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(8)	Securities that are subject to alternative minimum tax represent 11.6% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(9)	Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
COL—Collateralized
FGIC—Financial Guaranty Insurance Company
FRN—Floating Rate Note
FSA—Financial Security Assurance
GIC—Guaranteed Investment Contract
GNMA—Government National Mortgage Association
GO—General Obligation
GTD—Guaranteed
HFA—Housing Finance Authority

HFDC—Health Facility Development Corporation
INS—Insured
ISD—Independent School District
LOC—Letter of Credit
LT—Limited Tax
MBIA—Municipal Bond Investors Assurance
MTN—Medium Term Note
PCA—Pollution Control Authority
PRF—Prerefunded
PSFG—Permanent School Fund Guarantee
UT—Unlimited Tax

Marshall	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Equity Income Fund	$ 344,799,819		$ 81,028,202	$ 94,351,153	$13,322,951	$ 425,925,608
Large-Cap Growth & Income Fund	312,342,506		198,425,742	200,765,897	2,340,155	513,810,116
Mid-Cap Value Fund	89,343,075		17,290,553	23,602,160	6,311,607	107,622,929
Mid-Cap Growth Fund	372,620,303		186,453,601	204,985,661	18,532,060	544,531,156
Small-Cap Growth Fund	114,402,497		51,042,335	56,148,319	5,105,984	161,107,028
International Stock Fund	420,925,161		60,360,683	66,193,623	5,832,940	488,346,398
Government Income Fund	392,766,767		618,929	3,513,455	2,894,526	358,720,850
Intermediate Bond Fund	659,833,974		(12,668,534)	2,604,344	15,272,878	614,948,361
Intermediate Tax-Free Fund	93,838,741		1,182,901	1,519,788	336,887	95,554,308
Short-Term Income Fund	132,575,213		(3,638,140)	174,443	3,812,583	122,503,210
Money Market Fund	2,050,290,168	*	—	—	—	2,059,365,505

* at amortized cost
(See Notes which are an integral part of the Financial Statements)

43
August 31, 2000
Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund

Assets:
Investments in securities, at value	$418,767,648		$484,261,630		$101,419,299		$519,733,804
Investments in repurchase agreements	7,060,373		26,506,618		5,214,329		39,340,100
Short-term investments held as collateral for securities lending	31,245,100		84,210,740		15,019,300		125,088,700
Cash	—		—		—		—
Cash denominated in foreign currencies (at cost, $2,082,016)	—		—		—		—
Income receivable	1,170,609		400,124		111,287		58,519
Receivable for investments sold	—		12,172,211		1,493,900		—
Receivable for capital stock sold	90,450		237,299		74,145		202,309
Receivable for daily variation margin	88,000		176,000		—		—
Deferred organizational costs	—		—		—		—

Total assets	458,422,180		607,964,622		123,332,260		684,423,432
Liabilities:
Payable for capital stock redeemed	329,606		110,970		139,111		100,711
Payable for income distribution	—		—		—		—
Payable for investments purchased	—		9,253,185		419,815		14,112,720
Payable on collateral due to broker	31,245,100		84,210,740		15,019,300		125,088,700
Net payable for foreign currency exchange contracts	—		—		—		—
Options written, at value (premium received $435,625)	457,170		—		—		—
Accrued expenses	464,696		579,611		131,105		590,145

Total liabilities	32,496,572		94,154,506		15,709,331		139,892,276

Total Net Assets	$425,925,608		$513,810,116		$107,622,929		$544,531,156

Net Assets Consist of:
Paid-in-capital	344,155,111		293,544,129		83,303,302		266,742,539
Net unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	81,344,567		200,793,920		17,713,286		186,717,088
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	277,228		19,084,980		6,098,764		91,071,529
Undistributed net investment income (loss)	148,702		387,087		507,577		—

Total Net Assets	$425,925,608		$513,810,116		$107,622,929		$544,531,156

Net Asset Value, Offering Price, and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$14.62		$19.22		$10.85		$27.43
Offering Price Per Share	$14.62		$19.22		$10.85		$27.43
Advisor Class of Shares:
Net Asset Value and Redemption proceeds Per Share	$14.62		$19.22		$10.85		$27.43
Offering Price Per Share	$15.51	*	$20.39	*	$11.51	*	$29.10	*
Institutional Class of Shares:
Net Asset Value and Redemption proceeds Per Share	—		—		—		—
Offering Price Per Share	—		—		—		—
Net Assets:
Investor Class of Shares	$423,844,628		$510,194,952		$106,568,994		$541,804,802
Advisor Class of Shares	2,080,980		3,615,164		1,053,935		2,726,354
Institutional Class of Shares	—		—		—		—

Total Net Assets	$425,925,608		$513,810,116		$107,622,929		$544,531,156

Shares Outstanding:
Investor Class of Shares	28,984,750		26,544,062		9,818,005		19,752,129
Advisor Class of Shares	142,307		188,079		97,098		99,390
Institutional Class of Shares	—		—		—		—

Total shares outstanding ($0.0001 par value)	29,127,057		26,732,141		9,915,103		19,851,519

Investments, at identified cost	$344,730,907		$310,512,324		$ 88,920,342		$372,356,816

  *  Computation of offering price per share 100/94.25 of net asset value.

**  Computation of offering price per share 100/95.25 of net asset value.
(See Notes which are an integral part of the Financial Statements)
44

■   Marshall Funds

Small-Cap Growth Fund		International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$151,608,318		$472,355,844	$353,606,150	$564,229,462	$95,021,642	$104,110,669	$1,852,867,233
13,836,514		8,930,000	39,779,546	82,935,978	—	24,826,404	197,422,935

37,653,900		—	2,075,000	111,597,755	—	—	—
—		807	—	—	—	—	1,323

—		2,074,031	—	—	—	—	—
18,609		1,070,518	2,172,828	6,921,405	1,146,691	1,346,339	18,091,951
2,788,970		7,029,843	—	—	—	—	—
219,785		4,273,188	120,189	241,216	8,000	303,140	21,607,500
—		—	—	—	—	—	—
7,153		—	—	—	—	—	—

206,133,249		495,734,231	397,753,713	765,925,816	96,176,333	130,586,552	2,089,990,942

12,876		83,456	963,813	2,039,683	229,920	91,849	21,374,611
—		—	716,541	1,950,239	341,133	320,146	8,161,382
7,123,776		6,549,348	34,989,516	34,984,047	—	7,599,799	—
37,653,900		—	2,075,000	111,597,755	—	—	—
—		36,647	—	—	—	—	—
—		—	—	—	—	—	—
235,669		718,382	287,993	405,731	50,972	71,548	1,089,444

45,026,221		7,387,833	39,032,863	150,977,455	622,025	8,083,342	30,625,437

$161,107,028		$488,346,398	$358,720,850	$614,948,361	$95,554,308	$122,503,210	$2,059,365,505

99,558,856		383,036,273	371,555,553	655,668,618	96,190,686	132,164,911	2,059,365,505

51,042,335		64,881,605	624,163	(12,305,487)	1,182,901	(3,638,140)	—

10,505,837		44,246,338	(13,430,365)	(28,408,782)	(1,819,619)	(6,049,149)	—
—		(3,817,818)	(28,501)	(5,988)	340	25,588	—

$161,107,028		$488,346,398	$358,720,850	$614,948,361	$95,554,308	$122,503,210	$2,059,365,505

$18.82		$16.33	$9.20	$9.16	$9.95	$9.21	$1.00
$18.82		$16.33	$9.20	$9.16	$9.95	$9.21	$1.00

$18.82		$16.33	$9.20	$9.16	—	—	$1.00
$19.97	*	$17.33 *	$9.66 **	$9.62 **	—	—	$1.00

—		$16.35	—	—	—	—	$1.00
—		$16.35	—	—	—	—	$1.00

$159,335,970		$351,242,124	$357,229,398	$612,979,676	$95,554,308	$122,503,210	$1,776,669,156
1,771,058		2,183,924	1,491,452	1,968,685	—	—	140,787,319
—		134,920,350	—	—	—	—	141,909,030

$161,107,028		$488,346,398	$358,720,850	$614,948,361	$95,554,308	$122,503,210	$2,059,365,505

8,468,014		21,509,651	38,831,579	66,946,458	9,606,438	13,299,419	1,776,669,156
94,119		133,773	162,119	215,008	—	—	140,787,319
—		8,250,305	—	—	—	—	141,909,030

8,562,133		29,893,729	38,993,698	67,161,466	9,606,438	13,299,419	2,059,365,505

$114,402,497		$416,352,987	$392,761,533	$659,470,927	$93,838,741	$132,575,213	$2,050,290,168

45

Year Ended August 31, 2000
Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund

Investment Income:
Interest income	$ 1,020,407	$ 1,913,949	$ 429,988	$ 1,897,138	$ 694,959
Dividend income	11,519,173	4,235,099	1,996,095	361,227	94,780

Total income	12,539,580	6,149,048	2,426,083	2,258,365	789,739
Expenses:
Investment adviser fee	3,473,234	3,431,738	830,465	3,265,271	1,408,355
Shareholder services fees—
Investor Class of Shares	1,154,048	1,138,798	275,053	1,085,317	349,389
Advisor Class of Shares	3,697	5,115	1,769	3,108	2,700
Administrative fees	394,209	388,989	100,286	372,349	181,839
Custodian fees	71,310	70,756	22,146	68,537	28,167
Portfolio accounting fees	105,875	103,233	56,753	100,646	58,097
Transfer and dividend disbursing agent fees	115,505	126,077	126,289	119,923	129,629
Registration fees	11,755	41,698	11,626	70,577	31,892
Auditing fees	14,321	14,321	14,321	14,319	14,321
Legal fees	3,025	3,125	3,025	3,025	3,025
Printing and postage	21,443	25,387	17,785	20,660	18,948
Directors’ fees	5,454	5,454	5,455	5,455	5,455
Insurance premiums	2,415	1,998	991	1,622	920
Distribution services fees—
Advisor Class of Shares	3,697	5,115	1,769	3,108	2,700
Miscellaneous	21,518	44,447	8,379	19,791	12,847

Total expenses	5,401,506	5,406,251	1,476,112	5,153,708	2,248,284
Deduct—
Waiver of investment adviser fee	—	—	—	—	—
Waiver of shareholder services fees—
Investor Class of Shares	—	—	—	—	—
Advisor Class of Shares	(3,697)	(5,115)	(1,769)	(3,108)	(2,700)

Total waivers	(3,697)	(5,115)	(1,769)	(3,108)	(2,700)
Net expenses	5,397,809	5,401,136	1,474,343	5,150,600	2,245,584

Net investment income (net operating loss)	7,141,771	747,912	951,740	(2,892,235)	(1,455,845)
Net Realized and Unrealized Gain (Loss) on Investments, Collateral, Foreign Currency and Futures Contracts:
Net realized gain (loss) on investment transactions (identified cost basis)	2,233,598	18,273,661	7,204,028	94,084,907	12,195,721
Net realized gain (loss) on futures contracts (identified cost basis)	(1,956,160)	835,082	(708,544)	1,161,174	(61,656)
Net realized loss on foreign currency contracts (identified cost basis)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, collateral, futures contracts and foreign currency translation	(26,557,016)	56,779,442	1,264,711	119,851,804	46,005,960

Net realized and unrealized gain (loss) on investments collateral, foreign currency and futures contracts	(26,279,578)	75,888,185	7,760,195	215,097,885	58,140,025

Change in net assets resulting from operations	$(19,137,807)	$76,636,097	$8,711,935	$212,205,650	$56,684,180

(1)	Net of Foreign taxes withheld of $582,794.
(See Notes which are an integral part of the Financial Statements)
46

■   Marshall Funds

International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund

$ 1,297,587	$24,017,412	$42,241,484	$4,953,917	$ 9,297,496	$116,146,806
3,381,139 (1)	—	—	—	—	—

4,678,726	24,017,412	42,241,484	4,953,917	9,297,496	116,146,806

4,199,792	2,526,119	3,614,062	591,126	804,690	6,537,447

828,210	839,274	1,501,975	246,302	335,288	1,996,661
2,969	2,544	3,884	—	—	156,946
367,568	288,823	509,173	81,421	110,380	1,564,934
255,136	58,431	85,126	19,704	26,768	210,206
133,692	90,882	116,516	48,791	46,227	173,020

216,293	92,322	71,531	36,927	62,450	219,219
67,712	32,288	20,246	16,965	12,325	130,873
17,321	14,321	14,321	14,097	14,321	15,321
8,124	3,025	2,924	3,348	2,952	13,469
36,719	20,283	16,722	8,801	8,788	50,816
5,455	5,455	5,455	5,455	5,455	5,455
1,525	1,663	2,664	922	1,027	195,975

2,969	2,544	3,884	—	—	411,943
27,538	7,232	28,116	5,723	6,869	21,710

6,171,023	3,985,206	5,996,599	1,079,582	1,437,540	11,703,995

(70,001)	(336,816)	(361,406)	(259,854)	(455,991)	(3,064,714)

—	(772,116)	(1,381,817)	(226,598)	(308,465)	—
(2,969)	(2,544)	(3,884)	—	—	—

(72,970)	(1,111,476)	(1,747,107)	(486,452)	(764,456)	(3,064,714)
6,098,053	2,873,730	4,249,492	593,130	673,084	8,639,281

(1,419,327)	21,143,682	37,991,992	4,360,787	8,624,412	107,507,525

48,386,644	(6,282,615)	(3,684,098)	(1,398,605)	(961,032)	—

—	—	—	—	—	—

42,214	—	—	—	—	—

34,520,660	6,364,707	2,420,621	2,117,750	(1,939,514)	—

82,949,518	82,092	(1,263,477)	719,145	(2,900,546)	—

$81,530,191	$21,225,774	$36,728,515	$5,079,932	$ 5,723,866	$107,507,525

47

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund

	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 7,141,771	$ 9,248,983	$ 747,912	$ 1,179,785
Net realized gain (loss) on investment transactions	2,233,598	43,055,381	18,273,661	21,925,688
Net realized gain (loss) on futures contracts	(1,956,160)	—	835,082	3,576,508
Net realized loss on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments, collateral, futures contracts and foreign currency translation	(26,557,016)	72,705,877	56,779,442	81,285,328

Change in net assets resulting from operations	(19,137,807)	125,010,241	76,636,097	107,967,309

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(7,232,301)	(9,616,451)	(559,340)	(1,225,905)
Advisor Class of Shares	(21,149)	(1,539)	(1,908)	(125)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(42,937,425)	(33,129,352)	(23,537,005)	(16,057,392)
Advisor Class of Shares	(111,260)	—	(83,328)	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(50,302,135)	(42,747,342)	(24,181,581)	(17,283,422)

Capital Stock Transactions—
Proceeds from sale of shares	51,094,529	62,127,664	108,359,514	68,746,185
Net asset value of shares issued to shareholders in payment of distributions declared	45,336,115	36,072,765	23,343,663	16,617,460
Cost of shares redeemed	(139,115,322)	(101,277,886)	(78,290,306)	(42,926,207)

Change in net assets resulting from capital stock transactions	(42,684,678)	(3,077,457)	53,412,871	42,437,438

Change in net assets	(112,124,620)	79,185,442	105,867,387	133,121,325
Net Assets:
Beginning of period	538,050,228	458,864,786	407,942,729	274,821,404

End of period	$425,925,608	$538,050,228	$513,810,116	$407,942,729

Undistributed net investment income (loss) included in net assets at end of period	$ 148,702	$ 260,171	$ 387,087	$ 199,188

(See Notes which are an integral part of the Financial Statements)
48

■   Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Government Income Fund

Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

$ 951,740	$ 1,260,293	$ (2,892,235)	$ (1,872,909)	$ (1,455,845)	$ (894,516)	$ (1,419,327)	$ 1,470,281	$ 21,143,682	$ 17,052,816
7,204,028	14,240,749	94,084,907	27,484,765	12,195,721	1,267,142	48,386,644	27,402,838	(6,282,615)	(5,532,998)
(708,544)	—	1,161,174	2,139,745	(61,656)	1,241,740	—	—	—	—
—	—	—	—	—	—	42,214	(1,420,206)	—	—

1,264,711	11,987,900	119,851,804	73,510,212	46,005,960	20,790,088	34,520,660	21,406,193	6,364,707	(10,156,936)

8,711,935	27,488,942	212,205,650	101,261,813	56,684,180	22,404,454	81,530,191	48,859,106	21,225,774	1,362,882

(612,736)	(1,460,404)	—	—	—	—	(2,733,118)	(4,598,552)	(20,983,438)	(17,129,836)
(3,207)	(311)	—	—	—	—	(8,249)	—	(61,948)	(4,991)
—	—	—	—	—	—	(820,442)	—	—	—

(14,371,836)	(11,609,645)	(28,643,051)	(12,958,800)	(3,312,795)	(187,364)	(22,694,282)	—	—	—
(74,699)	—	(59,592)	—	(19,849)	—	(67,987)	—	—	—
—	—	—	—	—	—	(6,274,748)	—	—	—

(15,062,478)	(13,070,360)	(28,702,643)	(12,958,800)	(3,332,644)	(187,364)	(32,598,826)	(4,598,552)	(21,045,386)	(17,134,827)

23,950,177	16,163,437	231,402,879	91,239,828	100,142,944	48,531,026	947,444,950	220,340,936	307,099,408	101,047,566

14,540,874	12,077,431	28,303,949	12,799,676	3,289,762	185,274	30,622,693	2,562,588	12,678,694	10,213,574
(53,448,476)	(48,348,363)	(196,206,036)	(82,203,575)	(99,062,882)	(47,405,727)	(809,396,336)	(221,668,862)	(279,275,501)	(57,763,948)

(14,957,425)	(20,107,495)	63,500,792	21,835,929	4,369,824	1,310,573	168,671,307	1,234,662	40,502,601	53,497,192

(21,307,968)	(5,688,913)	247,003,799	110,138,942	57,721,360	23,527,663	217,602,672	45,495,216	40,682,989	37,725,247

128,930,897	134,619,810	297,527,357	187,388,415	103,385,668	79,858,005	270,743,726	225,248,510	318,037,861	280,312,614

$107,622,929	$128,930,897	$544,531,156	$297,527,357	$161,107,028	$103,385,668	$488,346,398	$270,743,726	$358,720,850	$318,037,861

$ 507,577	$ 171,218	$ —	$ —	$ —	$ —	$ (3,817,818)	$ (129,507)	$ (28,501)	$ (126,797)

49

49

Statements of Changes in Net Assets

	Intermediate Bond Fund

	Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets Operations—
Net investment income	$ 37,991,992	$ 34,735,372
Net realized loss on investment transactions	(3,684,098)	(2,982,509)
Net change in unrealized appreciation (depreciation) of investments and collateral	2,420,621	(24,215,629)

Change in net assets resulting from operations	36,728,515	7,537,234

Distributions to Shareholders—
Distributions to shareholders from net investment income:
Investor Class of Shares	(37,717,011)	(34,884,036)
Advisor Class of Shares	(94,507)	(10,464)
Institutional Class of Shares	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—

Change in net assets resulting from distributions to shareholders	(37,811,518)	(34,894,500)

Capital Stock Transactions—
Proceeds from sale of shares	119,622,028	109,483,038
Net asset value of shares issued to shareholders in payment of distributions declared	16,258,636	13,956,200
Cost of shares redeemed	(119,772,442)	(85,827,857)

Change in net assets resulting from capital stock transactions	16,108,222	37,611,381

Change in net assets	15,025,219	10,254,115
Net Assets:
Beginning of period	599,923,142	589,669,027

End of period	$614,948,361	$599,923,142

Undistributed net investment income (loss) included in net assets at end of period	$ (5,988)	$ (186,462)

(See Notes which are an integral part of the Financial Statements)
50

■   Marshall Funds

Intermediate Tax-Free Fund		Short-Term Income Fund		Money Market Fund

Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

$ 4,360,787	$ 4,508,088	$ 8,624,412	$ 7,757,209	$ 107,507,525	$ 85,982,103
(1,398,605)	(183,666)	(961,032)	(228,984)	—	—
2,117,750	(4,455,519)	(1,939,514)	(2,721,091)	—	—

5,079,932	(131,097)	5,723,866	4,807,134	107,507,525	85,982,103

(4,360,917)	(4,511,597)	(8,574,095)	(7,755,151)	(97,455,147)	(80,923,709)
—	—	—	—	(7,473,721)	(5,058,394)
—	—	—	—	(2,578,657)	—

—	(728,088)	—	—	—	—

(4,360,917)	(5,239,685)	(8,574,095)	(7,755,151)	(107,507,525)	(85,982,103)

11,329,789	27,474,634	149,710,835	68,590,068	6,665,307,146	6,113,374,930

353,560	1,063,380	4,863,722	4,593,648	29,925,093	24,005,312
(25,580,540)	(16,026,860)	(164,163,724)	(68,479,242)	(6,417,958,941)	(6,049,229,780)

(13,897,191)	12,511,154	(9,589,167)	4,704,474	277,273,298	88,150,462

(13,178,176)	7,140,372	(12,439,396)	1,756,457	277,273,298	88,150,462

108,732,484	101,592,112	134,942,606	133,186,149	1,782,092,207	1,693,941,745

$ 95,554,308	$108,732,484	$122,503,210	$134,942,606	$ 2,059,365,505	$ 1,782,092,207

$ 340	$ 470	$ 25,588	$ (24,729)	$ —	$ —

51

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

												Ratios to Average Net Assets
Period Ended August 31,	Net asset value, beginning of period	Net investment income (operating loss)		Net realized and unrealized gain (loss) on investments, collateral, futures contracts and foreign currency		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, futures contracts, and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)	Expenses		Net investment income/ (operating loss)		Expense waiver(2)	Net assets, end of period (000 omitted)	Portfolio turnover rate

Equity Income Fund
1996	$11.22	0.34		2.00		2.34	(0.35)	(0.21)	(0.56)	$13.00	21.20%	0.98%		2.83%		—	$173,402	60%
1997	$13.00	0.33		3.51		3.84	(0.34)	(0.86)	(1.20)	$15.64	30.95%	1.22%		2.31%		—	$331,730	61%
1998	$15.64	0.31		(0.19	)(3)	0.12	(0.32)	(1.27)	(1.59)	$14.17	0.04%	1.17%		2.01%		—	$458,865	69%
1999	$14.17	0.28		3.59		3.87	(0.29)	(1.04)	(1.33)	$16.71	27.92%	1.17%		1.73%		—	$537,295	72%
2000	$16.71	0.23		(0.73)		(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80%)	1.16%		1.54%		—	$423,845	98%
Large-Cap Growth & Income Fund
1996	$11.64	0.16		1.17		1.33	(0.15)	(0.66)	(0.81)	$12.16	11.56%	0.97%		1.28%		—	$251,583	147%
1997	$12.16	0.10		3.76		3.86	(0.12)	(1.94)	(2.06)	$13.96	34.50%	1.23%		0.78%		—	$269,607	43%
1998	$13.96	0.06		0.46		0.52	(0.06)	(1.18)	(1.24)	$13.24	3.44%	1.21%		0.40%		—	$274,821	33%
1999	$13.24	0.06		5.01		5.07	(0.06)	(0.77)	(0.83)	$17.48	38.98%	1.20%		0.32%		—	$407,031	32%
2000	$17.48	0.03		2.72		2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%		0.16%		—	$510,195	71%
Mid-Cap Value Fund
1996	$12.08	0.21		0.78		0.99	(0.21)	(0.88)	(1.09)	$11.98	8.53%	0.98%		1.68%		—	$195,066	67%
1997	$11.98	0.15		3.05		3.20	(0.15)	(1.89)	(2.04)	$13.14	30.20%	1.23%		1.20%		—	$145,143	55%
1998	$13.14	0.10		(0.92)		(0.82)	(0.12)	(1.95)	(2.07)	$10.25	(7.75%)	1.25%		0.96%		—	$134,620	59%
1999	$10.25	0.11		2.10		2.21	(0.12)	(0.94)	(1.06)	$11.40	21.92%	1.25%		0.96%		—	$128,575	90%
2000	$11.40	0.09		0.79		0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%		0.86%		—	$106,569	94%
Mid-Cap Growth Fund
1996	$12.30	(0.06)		2.24		2.18	—	(0.92)	(0.92)	$13.56	18.92%	1.01%		(0.47%)		—	$143,236	189%
1997	$13.56	(0.08)		2.56		2.48	—	(1.22)	(1.22)	$14.82	19.14%	1.24%		(0.52%)		—	$196,983	211%
1998	$14.82	(0.13)		(0.93)		(1.06)	—	(1.81)	(1.81)	$11.95	(8.77%)	1.23%		(0.79%)		—	$187,388	167%
1999	$11.95	(0.11)		6.26		6.15	—	(0.82)	(0.82)	$17.28	53.41%	1.21%		(0.73%)		—	$297,249	173%
2000	$17.28	(0.16	)(5)	12.00		11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%		(0.66%)		—	$541,805	108%
Small-Cap Growth Fund
1997(4)	$10.00	(0.08)		2.27		2.19	—	—	—	$12.19	21.90%	1.80	%(6)	(0.94	%)(6)	—	$ 56,425	183%
1998	$12.19	(0.22)		(1.66)		(1.88)	—	(0.49)	(0.49)	$ 9.82	(16.25%)	1.60%		(1.18%)		—	$ 79,858	139%
1999	$ 9.82	(0.11)		2.69		2.58	—	(0.02)	(0.02)	$12.38	26.30%	1.59%		(0.90%)		—	$102,992	219%
2000	$12.38	(0.18	)(5)	7.03		6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%		(1.03%)		—	$159,336	105%
International Stock Fund
1996	$10.16	0.21		0.96		1.17	(0.22)	(0.03)	(0.25)	$11.08	11.71%	1.35%		2.58%		—	$143,783	26%
1997	$11.08	0.18		2.29		2.47	(0.26)	(0.09)	(0.35)	$13.20	22.73%	1.59%		1.80%		—	$226,849	26%
1998	$13.20	0.26		(1.42)		(1.16)	(0.21)	(0.29)	(0.50)	$11.54	(9.09%)	1.49%		2.01%		—	$225,248	24%
1999	$11.54	0.09		2.45		2.54	(0.25)	—	(0.25)	$13.83	22.20%	1.51%		0.79%		0.01%	$270,315	182%
2000	$13.83	(0.07	)(5)	4.09		4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%		(0.40%)		0.02%	$351,242	225%

52

Government Income Fund
1996	$ 9.51	0.62	(0.24)	0.38	(0.62)	—	(0.62)	$ 9.27	4.02%	0.86%	6.51%	0.19%	$ 138,458	268%
1997	$ 9.27	0.62	0.22	0.84	(0.62)	—	(0.62)	$ 9.49	9.35%	0.86%	6.62%	0.38%	$ 203,642	299%
1998	$ 9.49	0.61	0.21	0.82	(0.61)	—	(0.61)	$ 9.70	8.92%	0.87%	6.38%	0.34%	$ 280,313	353%
1999	$ 9.70	0.54	(0.48)	0.06	(0.54)	—	(0.54)	$ 9.22	0.62%	0.86%	5.69%	0.33%	$ 317,284	232%
2000	$ 9.22	0.57	(0.02)	0.55	(0.57)	—	(0.57)	$ 9.20	6.20%	0.85%	6.28%	0.33%	$ 357,229	192%
Intermediate Bond Fund
1996	$ 9.51	0.58	(0.25)	0.33	(0.58)	—	(0.58)	$ 9.26	3.52%	0.72%	6.14%	0.09%	$ 403,657	201%
1997	$ 9.26	0.58	0.18	0.76	(0.58)	—	(0.58)	$ 9.44	8.42%	0.72%	6.17%	0.31%	$ 398,234	144%
1998	$ 9.44	0.58	0.16	0.74	(0.58)	—	(0.58)	$ 9.60	8.00%	0.71%	6.02%	0.29%	$ 589,669	148%
1999	$ 9.60	0.55	(0.43)	0.12	(0.55)	—	(0.55)	$ 9.17	1.28%	0.71%	5.85%	0.28%	$ 598,970	181%
2000	$ 9.17	0.57	(0.01)	0.56	(0.57)	—	(0.57)	$ 9.16	6.35%	0.70%	6.31%	0.29%	$ 612,980	243%
Intermediate Tax-Free Fund
1996	$ 9.91	0.43	(0.08)	0.35	(0.43)	—	(0.43)	$ 9.83	3.57%	0.61%	4.34%	0.37%	$ 65,927	41%
1997	$ 9.83	0.43	0.21	0.64	(0.43)	—	(0.43)	$10.04	6.67%	0.61%	4.35%	0.54%	$ 88,108	53%
1998	$10.04	0.43	0.29	0.72	(0.43)	—	(0.43)	$10.33	7.31%	0.61%	4.22%	0.51%	$ 101,592	68%
1999	$10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$ 9.85	0.02%	0.61%	4.11%	0.48%	$ 108,732	53%
2000	$ 9.85	0.43	0.10	0.53	(0.43)	—	(0.43)	$ 9.95	5.58%	0.60%	4.43%	0.49%	$ 95,554	71%
Short-Term Income Fund
1996	$ 9.74	0.62	(0.15)	0.47	(0.62)	—	(0.62)	$ 9.59	4.92%	0.51%	6.16%	0.40%	$ 100,846	144%
1997	$ 9.59	0.63	0.04	0.67	(0.62)	—	(0.62)	$ 9.64	7.20%	0.49%	6.46%	0.59%	$ 148,781	101%
1998	$ 9.64	0.61	(0.03)	0.58	(0.61)	—	(0.61)	$ 9.61	6.22%	0.50%	6.40%	0.55%	$ 133,186	90%
1999	$ 9.61	0.55	(0.21)	0.34	(0.55)	—	(0.55)	$ 9.40	3.59%	0.51%	5.74%	0.56%	$ 134,943	163%
2000	$ 9.40	0.60	(0.19)	0.41	(0.60)	—	(0.60)	$ 9.21	4.46%	0.50%	6.43%	0.57%	$ 122,503	72%
Money Market Fund
1996	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.39%	0.41%	5.29%	0.26%	$1,039,659	—
1997	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.35%	0.41%	5.22%	0.26%	$1,290,659	—
1998	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	5.51%	0.41%	5.37%	0.25%	$1,588,817	—
1999	$ 1.00	0.05	—	0.05	(0.05)	—	(0.05)	$ 1.00	4.98%	0.41%	4.86%	0.25%	$1,663,740	—
2000	$ 1.00	0.06	—	0.06	(0.06)	—	(0.06)	$ 1.00	5.88%	0.44%	5.73%	0.16%	$1,776,669	—
(1) Based on net asset value.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(3) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, collateral, futures contracts and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4) Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.
(5) Per share information is based on average shares outstanding.
(6) Computed on an annualized basis.

53
August 31, 2000
Notes to Financial Statements

1.    Organization

        Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eleven diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	Capital appreciation and above-average dividend income.
Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	Capital appreciation and income.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	Capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	Capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	Capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	Capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	Current income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	Maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	Provide a high level of income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	Maximize total return consistent with current income.
Marshall Money Market Fund (“Money Market Fund”)	Current income consistent with stability of principal.

        The Funds (except Intermediate Tax-Free Fund) are offered in two classes of shares: Investor Class and Advisor Class. Effective September 1, 1999, International Stock Fund began offering a third class of shares, Institutional Class. Effective April 3, 2000, Money Market Fund began offering a third class of shares, Institutional Class. Effective October 31, 2000, Short-Term Income Fund will offer a second class of shares, Advisor Class of Shares. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Financial Highlights of Advisor Class and Institutional Class of the Funds are presented in separate annual reports.

2.    Significant Accounting Policies

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuations—Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased wi th remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

        Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

        The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser (or sub-advisor with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the “Directors”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund and Short-Term Income Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Reclassification—Income and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily attributable to differing book/tax treatments of net operating loss, passive foreign investment companies, and foreign currency transactions. Amounts as of August 31, 2000 have been reclassed to reflect the following:

	Increase (Decrease)
Fund Name	Paid-in-Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Equity Income Fund	$ —	$ (210)	$ 210
Large-Cap Growth & Income Fund	—	(1,235)	1,235
Mid-Cap Value Fund	—	(562)	562
Mid-Cap Growth Fund	—	(2,892,235)	2,892,235
Small-Cap Growth Fund	(1,455,843)	(2)	1,455,845
International Stock Fund	22	(1,292,847)	1,292,825
Government Income Fund	270	(270)	—

        Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

        Federal Taxes—It is each Fund’s policy to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

        Withholding taxes on foreign dividends have been provided for in accordance with the International Stock Fund’s understanding of the applicable country’s tax rules and rates.

        At August 31, 2000, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Fund	Capital Loss Carryforward to Expire in 2002	Capital Loss Carryforward to Expire in 2003	Capital Loss Carryforward to Expire in 2004	Capital Loss Carryforward to Expire in 2005	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2008	Total Capital Loss Carryforward
Government Income Fund	$ —	$ —	$ —	$385,369	$ —	$ —	$9,773,009	$10,158,378
Intermediate Bond Fund	—	15,540,740	6,100,494	—	—	—	2,990,074	24,631,308
Intermediate Tax-Free Fund	—	—	—	—	—	—	529,729	529,729
Short-Term Income Fund	302,405	1,898,650	556,158	545,815	618,371	952,637	222,218	5,096,254

        Additionally, the following net capital losses or currency losses attributable to security transactions incurred after October 31, 1999 are treated as arising on September 1, 2000, the first day of the Fund’s next taxable year:

Fund	Capital Loss	Currency Loss
International Stock Fund	$ —	$(3,817,818)
Government Income Fund	(3,265,210)	—
Intermediate Bond Fund	(3,399,596)	—
Intermediate Tax-Free Fund	(1,289,890)	—
Short-Term Income Fund	(935,477)	—

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Notes to Financial Statements (continued)

        Futures Contracts—Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

        At August 31, 2000, Mid-Cap Value Fund, Mid-Cap Growth Fund, and Small-Cap Growth Fund had no outstanding futures contracts.

        At August 31, 2000, the Equity Income Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2000	20 S&P 500	Long	$268,998

        At August 31, 2000, the Large-Cap Growth & Income Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2000	40 S&P 500	Long	$537,996

        Written Options Contracts—Equity Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2000, the Fund had no realized gains on written options.

        The following is a summary of the Fund’s written option activity:

        At August 31, 2000, the Fund had the following outstanding options:

Contact	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Call	January 2001	$ 67.50	650	$164,795	$(20,500)
Johnson & Johnson	Call	January 2001	115.00	350	35,000	31,760
Morgan Stanley, Dean Witter	Call	January 2001	120.00	250	159,375	(35,129)
Schlumberger Ltd.	Call	January 2001	100.00	245	98,000	2,324

Net Unrealized Depreciation on Written Options Contracts						$(21,545)

        Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. R isk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2000, International Stock Fund had outstanding foreign exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Purchased:
9/1/00	798,031 British Pound Sterling	$1,179,091	$1,158,024	$(21,067)
9/1/00	1,692,362 Danish Krone	203,165	201,546	(1,619)
9/1/00	456,558,029 Japanese Yen	4,379,250	4,365,289	(13,961)

Net Unrealized Depreciation on Foreign Exchange Contracts				$(36,647)

■   Marshall Funds
        Foreign Currency Translation—The accounting records of International Stock Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the market value on securities loaned plus interest. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds reimburse the custodian for the costs directly associated with each Fund’s participation in the securities lending program.

        At August 31, 2000, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$ 30,013,962	$ 31,245,100	$ 31,245,100
Large-Cap Growth & Income Fund	81,660,302	84,210,740	84,210,740
Mid-Cap Value Fund	14,408,941	15,019,300	15,019,300
Mid-Cap Growth Fund	124,784,090	125,088,700	125,088,700
Small-Cap Growth Fund	36,686,600	37,653,900	37,653,900
Government Income Fund	2,003,360	2,075,000	2,075,000
Intermediate Bond Fund	108,455,034	111,597,755	111,597,755

        Individual reinvested cash collateral securities in excess of 5% of fund net assets at August 31, 2000 are as follows:

Repurchase Agreement:
Credit Swiss First Boston, 6.75%, 9/1/00	Large-Cap Growth & Income Fund	$75,000,000
	Mid-Cap Growth Fund	95,000,000
Investment Company:
Provident Institutional Temp Fund	Equity Income Fund	$23,245,100
	Mid-Cap Value Fund	13,019,300
	Small-Cap Growth Fund	31,487,400

        Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

        Other—Investment transactions are accounted for on a trade date basis.

Notes to Financial Statements (continued)
3.    Capital Stock

        The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2000, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$ 344,155,111
Large-Cap Growth & Income Fund	293,544,129
Mid-Cap Value Fund	83,303,302
Mid-Cap Growth Fund	266,742,539
Small-Cap Growth Fund	99,558,856
International Stock Fund	383,036,273
Government Income Fund	371,555,553
Intermediate Bond Fund	655,668,618
Intermediate Tax-Free Fund	96,190,686
Short-Term Income Fund	132,164,911
Money Market Fund	2,059,365,505

        Transactions in capital stock were as follows:

	Equity Income Fund				Large-Cap Growth and Income Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	3,417,554	$ 49,569,549	3,774,192	$ 61,312,412	6,254,839	$105,731,165	4,118,807	$67,815,944
Shares issued to shareholders in payment of distributions declared	3,121,829	45,203,975	2,268,227	36,071,238	1,337,559	23,258,505	1,056,636	16,617,343
Shares redeemed	(9,715,372)	(138,911,369)	(6,266,153)	(101,229,760)	(4,337,111)	(78,011,838)	(2,637,363)	(42,918,542)

Net change resulting from Investor Class of Shares transactions	(3,175,989)	$ (44,137,845)	(223,734)	$ (3,846,110)	3,255,287	$ 50,977,832	2,538,080	$41,514,745

	Equity Income Fund				Large-Cap Growth and Income Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	101,550	$ 1,524,980	47,914	$ 815,252	146,603	$ 2,628,349	52,607	$ 930,241
Shares issued to shareholders in payment of distributions declared	9,133	132,140	89	1,527	4,896	85,158	7	117
Shares redeemed	(13,558)	(203,953)	(2,821)	(48,126)	(15,602)	(278,468)	(432)	(7,665)

Net change resulting from Advisor Class of Shares transactions	97,125	$ 1,453,167	45,182	$ 768,653	135,897	$ 2,435,039	52,182	$ 922,693

Net change resulting from Fund Share transactions	(3,078,864)	$ (42,684,678)	(178,552)	$ (3,077,457)	3,391,184	$ 53,412,871	2,590,262	$42,437,438

■   Marshall Funds
	Mid-Cap Value Fund				Mid-Cap Growth Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	2,338,505	$23.264,232	1,402,187	$15,805,824	9,474,299	$229,362,149	5,935,509	$ 90,951,517
Shares issued to shareholders in payment of distributions declared	1,492,461	14,463,035	1,089,157	12,077,120	1,383,854	28,244,451	950,942	12,799,676
Shares redeemed	(5,293,269)	(53,365,756)	(4,344,171)	(48,348,265)	(8,310,246)	(196,109,010)	(5,364,366)	(82,197,007)

Net change resulting from Investor Class of Shares transactions	(1,462,303)	$(15,638,489)	(1,852,827)	$(20,465,321)	2,547,907	$ 61,497,590	1,522,085	$ 21,554,186

	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	65,730	$ 685,945	31,174	$ 357,613	84,227	$ 2,040,730	16,470	$ 288,311
Shares issued to shareholders in payment of distributions declared	8,026	77,839	27	311	2,915	59,498	—	—
Shares redeemed	(7,850)	(82,720)	(9)	(98)	(3,854)	(97,026)	(368)	(6,568)

Net change resulting from Advisor Class of Shares transactions	65,906	$ 681,064	31,192	$ 357,826	83,288	$ 2,003,202	16,102	$ 281,743

Net change resulting from Fund Share transactions	(1,396,397)	$(14,957,425)	(1,821,635)	$(20,107,495)	2,631,195	$ 63,500,792	1,538,187	$ 21,835,929

	Small-Cap Growth Fund				International Stock Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	5,638,764	$98,910,918	4,158,729	$48,138,834	48,985,409	$812,145,186	16,904,131	$219,918,981
Shares issued to shareholders in payment of distributions declared	215,985	3,270,019	15,715	185,274	1,321,710	23,685,001	201,461	2,562,588
Shares redeemed	(5,706,473)	(98,875,452)	(3,987,720)	(47,404,640)	(48,338,103)	(797,167,098)	(17,084,034)	$(221,667,677)

Net change resulting from Investor Class of Shares transactions	148,276	$ 3,305,485	186,724	$ 919,468	1,969,016	$ 38,663,089	21,558	$ 813,892

	Small-Cap Growth Fund				International Stock Fund
	Year Ended August 31, 2000		Period Ended August 31, 1999(1)		Year Ended August 31, 2000		Period Ended August 31, 1999(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	73,245	$ 1,232,026	31,896	$ 392,192	108,079	$ 1,787,392	31,064	$ 421,955
Shares issued to shareholders in payment of distributions declared	1,304	19,743	—	—	4,262	76,381	—	—
Shares redeemed	(12,240)	(187,430)	(86)	(1,087)	(9,546)	(148,319)	(86)	(1,185)

Net change resulting from Advisor Class of Shares transactions	62,309	$ 1,064,339	31,810	$ 391,105	102,795	$ 1,715,454	30,978	$ 420,770

Net change resulting from Fund Share transactions	210,585	$ 4,369,824	218,534	$ 1,310,573

(1)	For the period from December 31, 1998 (start of performance) to August 31, 1999.

Notes to Financial Statements (continued)
					Year Ended August 31, 2000(1)		Year Ended August 31, 1999
					Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold					8,573,513	$133,512,372	—	$ —
Shares issued to shareholders in payment of distributions declared					382,886	6,861,311	—	—
Shares redeemed					(706,094)	(12,080,919)	—	—

Net change resulting from Institutional Class of Shares transactions					8,250,305	$128,292,764	—	$ —

Net change resulting from Fund Share transactions					10,322,116	$168,671,307	52,536	$ 1,234,662

	Government Income Fund				Intermediate Bond Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	33,650,182	$306,230,995	10,534,385	$100,198,373	12,982,279	$118,238,473	11,475,295	$108,497,991
Shares issued to shareholders in payment of distributions declared	1,384,984	12,631,038	1,074,105	10,209,367	1,773,855	16,166,686	1,480,740	13,945,885
Shares redeemed	(30,628,885)	(279,090,091)	(6,073,360)	(57,673,346)	(13,102,959)	(119,312,650)	(9,072,476)	(85,798,306)

Net change resulting from Investor Class of Shares transactions	4,406,281	$ 39,771,942	5,535,130	$ 52,734,394	1,653,175	$ 15,092,509	3,883,559	$ 36,645,570

	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	95,258	$ 868,413	91,212	$ 849,193	151,573	$ 1,383,555	105,916	$ 985,047
Shares issued to shareholders in payment of distributions declared	5,226	47,656	453	4,207	10,092	91,950	1,116	10,315
Shares redeemed	(20,219)	(185,410)	(9,811)	(90,602)	(50,489)	(459,792)	(3,200)	(29,551)

Net change resulting from Advisor Class of Shares transactions	80,265	$ 730,659	81,854	$ 762,798	111,176	$ 1,015,713	103,832	$ 965,811

Net change resulting from Fund Share transactions	4,486,546	$ 40,502,601	5,616,984	$ 53,497,192	1,764,351	$ 16,108,222	3,987,391	$ 37,611,381

(1)	For the period from September 1, 1999 to August 31, 2000.

■   Marshall Funds

	Intermediate Tax-Free Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	1,163,808	$ 11,329,789	2,685,986	$ 27,474,634
Shares issued to shareholders in payment of distributions declared	36,291	353,560	103,681	1,063,380
Shares redeemed	(2,631,898)	(25,580,540)	(1,581,808)	(16,026,860)

Net change resulting from Investor Class of Shares transactions	1,431,799	$ 13,897,191	1,207,859	$ 12,511,154

	Short-Term Income Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	16,125,165	$ 149,710,835	7,225,319	$ 68,590,068
Shares issued to shareholders in payment of distributions declared	522,944	4,863,722	484,372	4,593,648
Shares redeemed	(17,696,882)	(164,163,724)	(7,217,328)	(68,479,242)

Net change resulting from Advisor Class of Shares transactions	(1,048,773)	$ (9,589,167)	492,363	$ 4,704,474

	Money Market Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Investor Class of Shares
Shares sold	5,541,237,519	$ 5,541,237,519	5,558,732,228	$ 5,558,732,228
Shares issued to shareholders in payment of distributions declared	22,531,652	22,531,652	19,002,349	19,002,349
Shares redeemed	(5,450,839,932)	(5,450,839,932)	(5,502,811,648)	(5,502,811,648)

Net change resulting from Investor Class of Shares transactions	112,929,239	$ 112,929,239	74,922,929	$ 74,922,929

	Year Ended August 31, 2000		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Advisor Class of Shares
Shares sold	675,776,335	$ 675,776,335	554,642,702	$ 554,642,702
Shares issued to shareholders in payment of distributions declared	7,393,438	7,393,438	5,002,963	5,002,963
Shares redeemed	(660,734,744)	(660,734,744)	(546,418,132)	(546,418,132)

Net change resulting from Advisor Class of Shares transactions	22,435,029	$ 22,435,029	13,227,533	$ 13,227,533

	Period Ended August 31, 2000(1)		Year Ended August 31, 1999
	Shares	Amount	Shares	Amount
Institutional Class of Shares
Shares sold	448,293,292	$ 448,293,292	—	$ —
Shares issued to shareholders in payment of distributions declared	3	3	—	—
Shares redeemed	(306,384,265)	(306,384,265)	—	—

Net change resulting from Institutional Class of Shares transactions	141,909,030	$ 141,909,030	—	$ —

Net change resulting from Fund Share transactions	277,273,298	$ 277,273,298	88,150,462	$ 88,150,462

(1)	For the period from April 3, 2000 (start of performance) to August 31, 2000.

Notes to Financial Statements (continued)

4.    Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Money Market Fund	0.15%

        International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

        Administrative Fee—Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS was based on the level of average aggregate daily net assets of the Corporation for the period except for the Small-Cap Growth Fund, which is based on the Fund’s average daily net assets. Effective January 1, 2000, Marshall & Ilsley (“M&I”) Trust Company became the Fund’s administrator. The fee paid to M&I Trust Company is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Corporation for the period. All fees of the sub-administrator will be paid by M&I Trust Company, and not by the Funds.

        Effective September 15, 2000, M&I Trust changed its administrative fee based on each Fund’s average daily net assets as follows:

Maximum Fee	Fund’s ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

        Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of shares of the Funds’ Advisor Class of Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Funds’ Advisor Class of Shares (except Money Market Fund’s Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate FSC.

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Funds Investor Services (“MFIS”), each Fund will pay MFIS up to 0.25% of average daily net assets of the Funds’ Investor Class of Shares for the period. The fee paid to MFIS is used to finance certain services for shareholders and to maintain shareholder accounts. MFIS may voluntarily choose to waive any portion of its fee. MFIS can modify or terminate this voluntary waiver at any time at its sole discretion. Effective April 1, 2000, the shareholder servicing fee for Money Market Fund was changed from 0.02% to 0.25%.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
August 31, 2000
Notes to Financial Statements (continued)

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee.

        Custodian Fees—M&I Trust Company is the Funds’ custodian. M&I Trust Company receives fees based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

        Organizational Expenses—Organizational expenses were borne initially by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date. For the year ended August 31, 2000, the Funds expensed the following pursuant to this agreement:

Fund	Organizational Expenses	Organizational Expenses Paid
Small Cap Growth Fund	$35,592	$7,855

        Interfund Transactions—During the year ended August 31, 2000, Intermediate Tax-Free Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act and amounted to $9,197,873 and $9,636,653, respectively.

        General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5.    Investment Transactions

        Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$ 436,438,383	$ 518,517,596
Large-Cap Growth & Income Fund	339,438,120	302,730,420
Mid-Cap Value Fund	97,519,262	128,028,894
Mid-Cap Growth Fund	462,220,860	443,633,840
Small-Cap Growth Fund	136,390,757	141,196,771
International Stock Fund	1,008,688,409	886,098,741
Government Income Fund	711,905,015	600,908,620
Intermediate Bond Fund	1,337,311,327	1,280,808,353
Intermediate Tax-Free Fund	68,560,954	80,499,270
Short-Term Income Fund	85,647,111	83,472,022

Report of Ernst & Young LLP, Independent Auditors
To the Board of Directors and Shareholders of
The Marshall Funds, Inc.:

        We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Marshall Equity Income Fund, the Marshall Large-Cap Growth & Income Fund, the Marshall Mid-Cap Value Fund, the Marshall Mid-Cap Growth Fund, the Marshall Small-Cap Growth Fund, the Marshall International Stock Fund, the Marshall Government Income Fund, the Marshall Intermediate Bond Fund, the Marshall Intermediate Tax-Free Fund, the Marshall Short-Term Income Fund, and the Marshall Money Market Fund (the eleven portfolios constituting The Marshall Funds, Inc.), as of August 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial stateme nts and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1998 were audited by other auditors whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Marshall Funds, Inc., as identified above, at August 31, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

October 13, 2000
Boston, Massachusetts

64

Directors	Officers

John M. Blaser John DeVincentis Duane E. Dingmann James Mitchell Barbara J. Pope David W. Schulz	John M. Blaser President Jo A. Dales Vice President Brooke J. Billick Secretary Ann K. Peirick Treasurer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each
Fund’s objective and policies, management fees, expenses, and other information.

65

  [Logo of Marshal Funds]

     Marshall Funds Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Federated Securities Corp., Distributor G01126-01(10/00)
©2000 Marshall Funds, Inc.

321-110Y

ADVISOR CLASS OF SHARES

MARSHALL EQUITY INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class of Shares of the Marshall  Equity Income Fund (the "Fund") is  represented by a solid line.  The S&P 500 Index (the "S&P 500") is  represented  by a broken line and the Lipper Equity Income Funds Index (the "LEIFI") is  represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Advisor Class of Shares of the Fund, the S&P 500 and the LEIFI. The "x" axis reflects  computation  periods from 12/31/98 to 8/31/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the
Fund's  Advisor  Class of Shares as compared  to the S&P 500 and the LEIFI.  The ending values were $9,722, $12,598, and $10,847, respectively.

MARSHALL LARGE-CAP GROWTH & INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class of Shares of the Marshall  Large-Cap  Growth & Income Fund (the "Fund") is
represented by a solid line. The S&P 500 Index (the "S&P 500") is represented by a broken  line and the Lipper  Growth and Income  Funds  Index (the  "LGIFI") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Advisor  Class of Shares of the Fund,  the S&P 500 and the  LGIFI.  The "x" axis reflects computation periods from 12/31/98 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical investment in the Fund's Advisor Class of Shares as compared to the
S&P 500 and the LGIFI.  The ending  values were $11,742,  $12,571,  and $11,741, respectively.

MARSHALL MID-CAP VALUE FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class of Shares of the Marshall  Mid-Cap Value Fund (the "Fund") is  represented by a solid line.  The S&P Mid-Cap 400 Index (the "S&P 400") is  represented by a broken  line  and the  Lipper  Mid-Cap  Value  Funds  Index  (the  "LMCVFI")  is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Advisor  Class of Shares of the Fund,  the S&P 400 and the LMCVFI.  The "x" axis reflects computation periods from 12/31/98 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical investment in the Fund's Advisor Class of Shares as compared to the
S&P 400 and the LMCVFI.  The ending values were $10,941,  $14,121,  and $12,708, respectively.

MARSHALL MID-CAP GROWTH FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class of Shares of the Marshall  Mid-Cap Growth Fund (the "Fund") is represented by a solid line.  The S&P Mid-Cap 400 Index (the "S&P 400") is  represented by a broken  line and the  Lipper  Mid-Cap  Growth  Funds  Index  (the  "LMCGFI")  is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Advisor  Class of Shares of the Fund,  the S&P 400 and the LMCGFI.  The "x" axis reflects computation periods from 12/31/98 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical investment in the Fund's Advisor Class of Shares as compared to the
S&P 400 and the LMCGFI.  The ending values were $18,503,  $14,121,  and $19,536, respectively.

MARSHALL SMALL-CAP GROWTH FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class  of  Shares  of  the  Marshall  Small-Cap  Growth  Fund  (the  "Fund")  is
represented  by a solid line.  The Russell  2000 Index (the  "Russell  2000") is represented by a broken line and the Lipper  Small-Cap Funds Index (the "LSCFI")
is represented by a dotted line. The line graph is a visual  representation of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Advisor  Class of Shares of the Fund,  the Russell  2000 and the LSCFI.  The "x"
axis  reflects  computation  periods  from  12/31/98  to  8/31/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund's Advisor Class of Shares as compared to the Russell 2000 and the LSCFI. The ending values were $14,313,  $13,015, and
$15,802, respectively.

MARSHALL INTERNATIONAL STOCK FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class of  Shares of the  Marshall  International  Stock  Fund  (the  "Fund")  is
represented by a solid line. The Morgan Stanley  Capital  International  Europe,
Australia  and Far East Index (the "EAFE") is  represented  by a broken line and the Lipper  International  Funds Index (the "LIFI") is  represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000 hypothetical investment in the Advisor Class of Shares of the
Fund,  the EAFE and the LIFI.  The "x" axis  reflects  computation  periods from
12/31/98 to 8/31/00. The "y" axis reflects the cost of the investment. The right margin  reflects the ending value of the  hypothetical  investment in the Fund's
Advisor Class of Shares as compared to the EAFE and the LIFI.  The ending values were $13,157, $11,771, and $13,006, respectively.

MARSHALL GOVERNMENT INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class  of  Shares  of the  Marshall  Government  Income  Fund  (the  "Fund")  is
represented  by a solid line.  The Lehman  Brothers  Mortgage-Backed  Securities
Index (the "LMI") is represented  by a broken line and the Lipper U.S.  Mortgage
Funds Index (the "LUSMI") is  represented  by a dotted line. The line graph is a visual  representation  of  a  comparison  of  change  in  value  of  a  $10,000 hypothetical  investment in the Advisor Class of Shares of the Fund, the LMI and
the LUSMI. The "x" axis reflects  computation  periods from 12/31/98 to 8/31/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending  value of the  hypothetical  investment  in the Fund's  Advisor  Class of
Shares as compared  to the LMI and the LUSMI.  The ending  values were  $10,038,
$10,787, and $10,593, respectively.

MARSHALL INTERMEDIATE BOND FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Advisor
Class  of  Shares  of the  Marshall  Intermediate  Bond  Fund  (the  "Fund")  is
represented    by   a   solid   line.   The   Lehman    Brothers    Intermediate
Government/Corporate Bond Index (the "LGCI") is represented by a broken line and the Lipper Short/Intermediate Investment Grade Bond Funds Index (the "LSIBF") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Advisor  Class of  Shares  of the  Fund,  the LGCI and the  LSIBF.  The "x" axis reflects computation periods from 12/31/98 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical investment in the Fund's Advisor Class of Shares as compared to the
LGCI and the LSIBF.  The ending  values  were  $10,092,  $10,564,  and  $10,640, respectively.

THE INVESTOR CLASS OF SHARES

MARSHALL EQUITY INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of Shares of the Marshall  Equity Income Fund (the "Fund") is  represented by a solid line.  The S&P 500 Index (the "S&P 500") is  represented  by a broken line and the Lipper Equity Income Funds Index (the "LEIFI") is  represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Investor Class of Shares of the Fund, the S&P 500 and the LEIFI. The "x" axis reflects  computation  periods from 09/3/93 to 8/31/00.  The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the
Fund's  Investor  Class of Shares as compared to the S&P 500 and the LEIFI.  The ending values were $23,444, $37,886, and $23,440, respectively.

MARSHALL LARGE-CAP GROWTH & INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of Shares of the Marshall  Large-Cap  Growth & Income Fund (the "Fund") is
represented by a solid line. The S&P 500 Index (the "S&P 500") is represented by a broken  line and the Lipper  Growth and Income  Funds  Index (the  "LGIFI") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investor  Class of Shares of the Fund,  the S&P 500 and the LGIFI.  The "x" axis reflects computation periods from 11/20/92 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment in the Fund's  Investor  Class of Shares as compared to the S&P 500 and the LGIFI. The ending values were $29,948, $41,286, and $30,359, respectively.

MARSHALL MID-CAP VALUE FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of Shares of the Marshall  Mid-Cap Value Fund (the "Fund") is  represented by a solid line.  The S&P Mid-Cap 400 Index (the "S&P 400") is  represented by a broken  line  and the  Lipper  Mid-Cap  Value  Funds  Index  (the  "LMCVFI")  is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investor Class of Shares of the Fund,  the S&P 400 and the LMCVFI.  The "x" axis reflects computation periods from 09/30/93 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment in the Fund's  Investor  Class of Shares as compared to the S&P 400 and the  LMCVFI.  The  ending  values  were  $21,811,  $34,364,  and
$22,164, respectively.

MARSHALL MID-CAP GROWTH FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of Shares of the Marshall  Mid-Cap Growth Fund (the "Fund") is represented by a solid line.  The S&P Mid-Cap 400 Index (the "S&P 400") is  represented by a broken  line and the  Lipper  Mid-Cap  Growth  Funds  Index  (the  "LMCGFI")  is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investor Class of Shares of the Fund,  the S&P 400 and the LMCGFI.  The "x" axis reflects computation periods from 09/30/93 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment in the Fund's  Investor  Class of Shares as compared to the S&P 400 and the  LMCGFI.  The  ending  values  were  $42,124,  $34,364,  and
$39,981, respectively.

MARSHALL SMALL-CAP GROWTH FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class  of  Shares  of  the  Marshall  Small-Cap  Growth  Fund  (the  "Fund")  is
represented  by a solid line.  The Russell  2000 Index (the  "Russell  2000") is represented by a broken line and the Lipper  Small-Cap Funds Index (the "LSCFI")
is represented by a dotted line. The line graph is a visual  representation of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investor  Class of Shares of the Fund,  the Russell 2000 and the LSCFI.  The "x"
axis reflects computation periods from 11/1/95 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical  investment in the Fund's  Investor  Class of Shares as compared to the Russell 2000 and the LSCFI.  The ending  values were $33,432,  $19,334,  and
$21,292, respectively.

MARSHALL INTERNATIONAL STOCK FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of  Shares of the  Marshall  International  Stock  Fund  (the  "Fund")  is
represented by a solid line. The Morgan Stanley  Capital  International  Europe,
Australia  and Far East Index (the "EAFE") is  represented  by a broken line and the Lipper  International  Funds Index (the "LIFI") is  represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment in the Investor  Class of Shares of the Fund, the EAFE and the LIFI. The "x" axis reflects  computation periods from
09/1/94 to 8/31/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment in the Fund's
Investor Class of Shares as compared to the EAFE and the LIFI. The ending values were $19,925, $16,255, and $18,231, respectively.

MARSHALL GOVERNMENT INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class  of  Shares  of the  Marshall  Government  Income  Fund  (the  "Fund")  is
represented  by a solid line.  The Lehman  Brothers  Mortgage-Backed  Securities
Index (the "LMI") is represented  by a broken line and the Lipper U.S.  Mortgage
Funds Index (the "LUSMI") is  represented  by a dotted line. The line graph is a visual  representation  of  a  comparison  of  change  in  value  of  a  $10,000 hypothetical investment in the Investor Class of Shares of the Fund, the LMI and
the LUSMI. The "x" axis reflects  computation  periods from 12/13/92 to 8/31/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the Fund's  Investor  Class of
Shares as compared  to the LMI and the LUSMI.  The ending  values were  $15,259,
$16,555, and $15,262, respectively.

MARSHALL INTERMEDIATE BOND FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class  of  Shares  of the  Marshall  Intermediate  Bond  Fund  (the  "Fund")  is
represented    by   a   solid   line.   The   Lehman    Brothers    Intermediate
Government/Corporate Bond Index (the "LGCI") is represented by a broken line and the Lipper Short/Intermediate Investment Grade Bond Funds Index (the "LSIBF") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison  of  change  in value of a  $10,000  hypothetical  investment  in the
Investor  Class of  Shares  of the Fund,  the LGCI and the  LSIBF.  The "x" axis reflects computation periods from 11/23/92 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment in the Fund's  Investor  Class of Shares as compared to the LGCI and the LSIBF.  The ending values were $15,002,  $16,024,  and $15,242, respectively.

MARSHALL INTERMEDIATE TAX-FREE FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class of Shares of the  Marshall  Intermediate  Tax-Free  Fund (the  "Fund")  is
represented by a solid line. The Lipper Intermediate  Municipal Funds Index (the
"LIMI") is represented by a broken line and the Lehman  Brothers  7-Year General
Obligations  Funds Index (the "L7GO") is  represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Investor  Class of Shares of the Fund,  the LIMI
and the L7GO. The "x" axis reflects  computation periods from 2/2/94 to 8/31/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the Fund's  Investor  Class of
Shares as compared  to the LIMI and the L7GO.  The ending  values were  $13,220,
$13,174, and $13,890, respectively.

MARSHALL SHORT-TERM INCOME FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed underneath.  The Investor
Class  of  Shares  of the  Marshall  Short-Term  Income  Fund  (the  "Fund")  is
represented by a solid line. The Lipper  Short-Term  Investment  Grade Bond Fund
Index (the  "LSTIBI") is  represented by a dotted line and the Merrill Lynch 1-3
Year U.S.  Government/Corporate  Index (the "ML13") is  represented  by a broken line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment in the Investor  Class of Shares of the Fund,  the LSTIBI and the ML13.  The "x" axis reflects  computation  periods from 11/1/92 to 8/31/00.  The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the
Fund's  Investor  Class of Shares as  compared  to the LSTIBI and the ML13.  The ending values were $14,543, $14,885, and $14,336, respectively.

THE INSTITUTIONAL CLASS OF SHARES (STANDALONE ANNUAL REPORT)

MARSHALL INTERNATIONAL STOCK FUND

     The graphic  presentation  here  displayed  consists  of a line graph.  The
corresponding   components  of  the  line  graph  are  listed  underneath.   The
Institutional  Class of Shares of the  Marshall  International  Stock  Fund (the
"Fund") is represented by a solid line. The Morgan Stanley Capital International
Europe,  Australia  and Far East Index (the "EAFE") is  represented  by a broken line and the Lipper  International  Funds Index (the "LIFI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment  in the  Institutional  Class of
Shares of the Fund,  the EAFE and the LIFI.  The "x" axis  reflects  computation periods  from  09/1/99  to  8/31/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment in the Fund's  Institutional  Class of Shares as compared to the EAFE
and  the  LIFI.   The  ending  values  were  $12,834,   $10,955,   and  $11,806,
respectively.